                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment  ________                                            [ ]

Post-Effective Amendment      No. 6          (File No. 333-146374)           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment                     No. 7          (File No. 811-22127)            [X]

RIVERSOURCE VARIABLE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN  55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                        [RiverSource Investments
                                                                           logo]
Subject to Completion

Preliminary Prospectus

Prospectus [Date] , 2010

This prospectus describes five Funds, each of which invests in other funds. The objective of each Fund is a high level of total return that is consistent with an acceptable level of risk.

Variable Portfolio-Conservative Portfolio
Variable Portfolio-Moderately Conservative Portfolio
Variable Portfolio-Moderate Portfolio
Variable Portfolio-Moderately Aggressive Portfolio
Variable Portfolio-Aggressive Portfolio

Each above-named Fund offers Class 2 and Class 4 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. There is no exchange ticker symbols associated with shares of the Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of
Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial
Intermediary Compensation

SUMMARY OF VARIABLE PORTFOLIO-CONSERVATIVE PORTFOLIO.........................                                                      p

SUMMARY OF VARIABLE PORTFOLIO-MODERATELY CONSERVATIVE PORTFOLIO..... .............                                                 p

SUMMARY OF VARIABLE PORTFOLIO-MODERATE PORTFOLIO......................... ......                                                   p

SUMMARY OF VARIABLE PORTFOLIO-MODERATELY AGGRESSIVE PORTFOLIO....... .............                                                 p

SUMMARY OF VARIABLE PORTFOLIO-AGGRESSIVE PORTFOLIO....................... ........                                                 p

MORE INFORMATION ABOUT THE FUNDS

Investment Objectives......................                                                                                        p

Principal Investment Strategies of the Funds........................ ....                                                          p

Principal Risks of Investing in the Funds...............................                                                           p

Other Investment Strategies and Risks........................... ....                                                              p

Fund Management and Compensation.................... ....                                                                          p

BUYING AND SELLING SHARES...................                                                                                       P

Description of Fund Shares..................                                                                                       p

Pricing and Valuing of Fund Shares..........                                                                                       p

Purchasing Shares...........................                                                                                       p

Transferring/Selling Shares

Market Timing...............................                                                                                       p

DISTRIBUTIONS AND TAXES.....................                                                                                       P

APPENDIX A-UNDERLYING FUNDS-INVESTMENT
   OBJECTIVES AND STRATEGIES

APPENDIX B-UNDERLYING FUNDS-RISKS

Variable Portfolio-Conservative Portfolio, Variable Portfolio-Moderately Conservative Portfolio, Variable Portfolio-Moderate Portfolio, Variable Portfolio-Moderately Aggressive Portfolio and Variable Portfolio-Aggressive Portfolio are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds." The funds in which the Funds invest are referred to as the "underlying funds" or "acquired funds." Investments by the Funds referred to herein are made through investments in underlying funds or derivative instruments.

SUMMARY OF VARIABLE PORTFOLIO-CONSERVATIVE PORTFOLIO (CONSERVATIVE PORTFOLIO)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Conservative Portfolio

ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                             CLASS 2   CLASS 4
MANAGEMENT FEES                                               0.00%     0.00%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES                      0.25%     0.25%
OTHER EXPENSES                                                0.04%     0.04%
ACQUIRED FUND FEES AND EXPENSES                               0.62%     0.62%
TOTAL ANNUAL FUND OPERATING EXPENSES                          0.91%     0.91%
LESS: FEE WAIVER/EXPENSE REIMBURSEMENT                        0.00%(B) (0.04%)(C)
TOTAL ANNUAL (NET) FUND OPERATING EXPENSES AFTER FEE
         WAIVER/ EXPENSE REIMBURSEMENT                        0.91%(B)  0.87%(C)

------------
(a) Expenses are subject to approval by the Fund's Board. Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for Class 2 shares of the Fund.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including acquired fund fees and expenses) will not exceed 0.87% for Class 4 shares of the Fund.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Examples include contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Conservative Portfolio

                             1 YEAR   3 YEARS
CLASS 2                        $93      $290
CLASS 4                        $89      $286

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

EQUITY         FIXED INCOME    CASH
15-25%         65-75%          5-15%

In selecting the proportion of the Fund's assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund's asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund's investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

DERIVATIVES RISK. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds - Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available. When available, Conservative Portfolio intends to compare its performance to the Barclays Capital U.S. Aggregate Bond Index and a Blended Index, consisting of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 6% Morgan Stanley Capital International (MSCI) All Country World Index
(ACWI) ex-US and 10% Citigroup 3-month U.S. Treasury Bill Index.

FUND MANAGEMENT
INVESTMENT MANAGER:        RiverSource Investments, LLC

PORTFOLIO MANAGER            TITLE                     MANAGED FUND SINCE
Colin J. Lundgren            Portfolio Manager         May 2010
Gene R. Tannuzzo             Portfolio Manager         May 2010
Kent M. Bergene              Vice President, Product   May 2010
                             Strategy and Subadvised
                             Strategies

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about minimum and maximum payments and submission and acceptance of your application, transfers among subaccounts as well as surrenders and withdrawals.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid. The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies' decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company's success. See the product prospectus for more information regarding these payments and allocations.

SUMMARY OF VARIABLE PORTFOLIO-MODERATELY CONSERVATIVE PORTFOLIO (MODERATELY CONSERVATIVE)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Conservative Portfolio

ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                      CLASS 2    CLASS 4
MANAGEMENT FEES                                         0.00%     0.00%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES                0.25%     0.25%
OTHER EXPENSES                                          0.04%     0.04%
ACQUIRED FUND FEES AND EXPENSES                         0.67%     0.67%
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.96%     0.96%
LESS: FEE WAIVER/EXPENSE REIMBURSEMENT                  0.00%(B) (0.05%)(C)
TOTAL ANNUAL (NET) FUND OPERATING EXPENSES AFTER
         FEE WAIVER/ EXPENSE REIMBURSEMENT              0.96%(B)  0.91%(C)

------------
(a) Expenses are subject to approval by the Fund's Board. Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for Class 2 shares of the Fund.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including acquired fund fees and expenses) will not exceed 0.91% for Class 4 shares of the Fund.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Examples include contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderately Conservative Portfolio

                             1 YEAR   3 YEARS
CLASS 2                       $98      $306
CLASS 4                       $93      $301

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

EQUITY                FIXED INCOME     CASH
30-40%                55-65%           0-10%

In selecting the proportion of the Fund's assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund's asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund's investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

DERIVATIVES RISK. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds - Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available. When available, Moderately Conservative Portfolio intends to compare its performance to the Barclays Capital U.S. Aggregate Bond Index and a Blended Index, consisting of 60% Barclays Capital U.S. Aggregate Bond Index, 24.5% Russell 3000 Index, 10.5% Morgan Stanley Capital International
(MSCI) All Country World Index (ACWI) ex-US and 5% Citigroup 3-month U.S. Treasury Bill Index.

FUND MANAGEMENT
INVESTMENT MANAGER:        RiverSource Investments, LLC

PORTFOLIO MANAGER                TITLE                     MANAGED FUND SINCE
Colin J. Lundgren                Portfolio Manager         May 2010
Gene R. Tannuzzo                 Portfolio Manager         May 2010
Kent M. Bergene                  Vice President, Product   May 2010
                                 Strategy and Subadvised
                                 Strategies

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next net asset value (NAV) calculated after your request is received in good order by the Fund or an authorized insurance company.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about minimum and maximum payments and submission and acceptance of your application, transfers among subaccounts as well as surrenders and withdrawals.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid. The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies' decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company's success. See the productprospectus for more information regarding these payments and allocations.

SUMMARY OF VARIABLE PORTFOLIO-MODERATE PORTFOLIO (MODERATE PORTFOLIO)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderate Portfolio

ANNUAL FUND OPERATING EXPENSES (A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                             CLASS 2    CLASS 4
MANAGEMENT FEES                                               0.00%      0.00%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES                      0.25%      0.25%
OTHER EXPENSES                                                0.04%      0.04%
ACQUIRED FUND FEES AND EXPENSES                               0.71%      0.71%
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.00%      1.00%
LESS: FEE WAIVER/EXPENSE REIMBURSEMENT                        0.00%(B)  (0.05%)(C)
TOTAL ANNUAL (NET) FUND OPERATING EXPENSES AFTER
         FEE WAIVER/ EXPENSE REIMBURSEMENT                    1.00%(B)   0.95%(C)

--------------
(a) Expenses are subject to approval by the Fund's Board. Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for Class 2 shares of the Fund.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including acquired fund fees and expenses) will not exceed 0.95% for Class 4 shares of the Fund.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Examples include contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderate Portfolio

                                 1 YEAR     3 YEARS
CLASS 2                            $102     $319
CLASS 4                            $ 97     $314

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

EQUITY                  FIXED INCOME     CASH
45-55%                     45-55%         0-5%

In selecting the proportion of the Fund's assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund's asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund's investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

DERIVATIVES RISK. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds - Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available. When available, Moderate Portfolio intends to compare its performance to the Barclays Capital U.S. Aggregate Bond Index and a Blended Index, consisting of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US.

FUND MANAGEMENT
INVESTMENT MANAGER:        RiverSource Investments, LLC

PORTFOLIO MANAGER                TITLE                     MANAGED FUND SINCE
Colin J. Lundgren                Portfolio Manager         May 2010
Gene R. Tannuzzo                 Portfolio Manager         May 2010
Kent M. Bergene                  Vice President, Product   May 2010
                                 Strategy and Subadvised
                                 Strategies

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next net asset value (NAV) calculated after your request is received in good order by the Fund or an authorized insurance company.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about minimum and maximum payments and submission and acceptance of your application, transfers among subaccounts as well as surrenders and withdrawals.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid. The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies' decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company's success. See the product prospectus for more information regarding these payments and allocations.

SUMMARY OF VARIABLE PORTFOLIO-MODERATELY AGGRESSIVE PORTFOLIO (MODERATELY AGGRESSIVE PORTFOLIO)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Aggressive Portfolio

ANNUAL FUND OPERATING EXPENSES (A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                            CLASS 2   CLASS 4
MANAGEMENT FEES                                              0.00%     0.00%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES                     0.25%     0.25%
OTHER EXPENSES                                               0.04%     0.04%
ACQUIRED FUND FEES AND EXPENSES                              0.75%     0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.04%     1.04%
LESS: FEE WAIVER/EXPENSE REIMBURSEMENT                       0.00%(B) (0.04%)(C)
TOTAL ANNUAL (NET) FUND OPERATING EXPENSES
  AFTER FEE WAIVER/EXPENSE REIMBURSEMENT                     1.04%(B)  1.00%(C)

--------------
(a) Expenses are subject to approval by the Fund's Board. Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for Class 2 shares of the Fund.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including acquired fund fees and expenses) will not exceed 1.00% for Class 4 shares of the Fund.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Examples include contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderately Aggressive Portfolio

                                1 YEAR   3 YEARS
CLASS 2                          $106      $331
CLASS 4                          $102      $327

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

EQUITY                  FIXED INCOME    CASH
60-70%                     30-40%       0-5%

In selecting the proportion of the Fund's assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to,the Fund's asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund's investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

DERIVATIVES RISK. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds - Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available. When available, Moderately Aggressive Portfolio intends to compare its performance to the Russell 3000 Index and a Blended Index, consisting of 45.5% Russell 3000 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19.5% Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-US.

FUND MANAGEMENT
INVESTMENT MANAGER:        RiverSource Investments, LLC

PORTFOLIO MANAGER                TITLE                     MANAGED FUND SINCE
Colin J. Lundgren                Portfolio Manager         May 2010
Gene R. Tannuzzo                 Portfolio Manager         May 2010
Kent M. Bergene                  Vice President, Product   May 2010
                                 Strategy and Subadvised
                                 Strategies

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next net asset value (NAV) calculated after your request is received in good order by the Fund or an authorized insurance company.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about minimum and maximum payments and submission and acceptance of your application, transfers among subaccounts as well as surrenders and withdrawals.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid. The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies' decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company's success. See the product prospectus for more information regarding these payments and allocations.

SUMMARY OF VARIABLE PORTFOLIO-AGGRESSIVE PORTFOLIO (AGGRESSIVE PORTFOLIO)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Aggressive Portfolio

ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                      CLASS 2   CLASS 4
MANAGEMENT FEES                                        0.00%      0.00%
DISTRIBUTION AND/OR SERVICE (12B-1) FEES               0.25%      0.25%
OTHER EXPENSES                                         0.04%      0.04%
ACQUIRED FUND FEES AND EXPENSES                        0.79%      0.79%
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.08%      1.08%
LESS: FEE WAIVER/EXPENSE REIMBURSEMENT                 0.00%(B)  (0.06%)(C)
TOTAL ANNUAL (NET) FUND OPERATING EXPENSES
         AFTER FEE WAIVER/EXPENSE REIMBURSEMENT        1.08%(B)   1.02%(C)

--------------
(a) Expenses are subject to approval by the Fund's Board. Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for Class 2 shares of the Fund.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (including acquired fund fees and expenses) will not exceed 1.02% for Class 4 shares of the Fund.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Examples include contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Aggressive Portfolio

                                 1 YEAR  3 YEARS
CLASS 2                           $110    $344
CLASS 4                           $104    $338

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

EQUITY           FIXED INCOME     CASH
60-70%              30-40%        0-5%

In selecting the proportion of the Fund's assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund's asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Fund's investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

DERIVATIVES RISK. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds - Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available. When available, Aggressive Portfolio intends to compare its performance to the Russell 3000 Index and a Blended Index, consisting of 56% Russell 3000 Index, 24% Morgan Stanley Capital International
(MSCI) All Country World Index (ACWI) ex-US and 20% Barclays Capital U.S. Aggregate Bond Index.

FUND MANAGEMENT
INVESTMENT MANAGER:        RiverSource Investments, LLC

PORTFOLIO MANAGER                   TITLE                     MANAGED FUND SINCE
Colin J. Lundgren                   Portfolio Manager         May 2010
Gene R. Tannuzzo                    Portfolio Manager         May 2010
Kent M. Bergene                     Vice President, Product   May 2010
                                    Strategy and Subadvised
                                    Strategies

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next net asset value (NAV) calculated after your request is received in good order by the Fund or an authorized insurance company.

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about minimum and maximum payments and submission and acceptance of your application, transfers among subaccounts as well as surrenders and withdrawals.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid. The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies' decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company's success. See the product prospectus for more information regarding these payments and allocations.

MORE INFORMATION ABOUT THE FUNDS

INVESTMENT OBJECTIVES

The objective of each Fund is to provide a high level of total return that is consistent with an acceptable level of risk. The following paragraphs highlight the objectives and compare each Fund's levels of risk and potential for return relative to one another.

      VARIABLE PORTFOLIO-CONSERVATIVE PORTFOLIO (CONSERVATIVE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities and may be most appropriate for investors with a shorter-term investment horizon.

      VARIABLE PORTFOLIO-MODERATELY CONSERVATIVE PORTFOLIO (MODERATELY CONSERVATIVE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund invest substantially in underlying funds that invest in fixed income securities and also invest a moderate amount in underlying funds that invests in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

      VARIABLE PORTFOLIO-MODERATE PORTFOLIO (MODERATE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund invest in a balance of underlying funds that invests in fixed income securities and underlying funds that invest in equity securities, and may be most appropriate for investors with an intermediate term investment horizon.

      VARIABLE PORTFOLIO-MODERATELY AGGRESSIVE PORTFOLIO (MODERATELY AGGRESSIVE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund invests substantially in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

      VARIABLE PORTFOLIO-AGGRESSIVE PORTFOLIO (AGGRESSIVE PORTFOLIO) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with a longer-term investment horizon.

Because any investment involves risk, there is no assurance a Fund's objective can be achieved.

Conservative Portfolio, Moderately Conservative Portfolio, Moderate Portfolio, Moderately Aggressive Portfolio and Aggressive Portfolio are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds." The funds in which the Funds invest are referred to as the "underlying funds" or "acquired funds." Investments by the Funds referred to above are made through investments in underlying funds and derivative instruments.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF A FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in a combination of underlying funds, the Funds seek to minimize the risks associated with investing in a single fund.

The Funds seek to achieve their objectives by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. Under normal market conditions, the Funds intend to invest in each asset class within the following target asset allocation ranges:

                                                       ASSET CLASSES
                                (TARGET ALLOCATION RANGE - UNDER NORMAL MARKET CONDITIONS)*
                                -----------------------------------------------------------
FUND                             EQUITY                FIXED INCOME                  CASH
--------                        --------               ------------                --------
Conservative                     15-25%                   65-75%                     5-15%
Moderately Conservative          30-40%                   55-65%                     0-10%
Moderate                         45-55%                   45-55%                      0-5%
Moderately Aggressive            60-70%                   30-40%                      0-5%
Aggressive                       75-85%                   15-25%                      0-5%

----------
* Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Funds' Board of Trustees. Allocation ranges include the Fund's exposure to derivatives.

In selecting the proportion of a Fund's assets to be invested within and across each of the three primary asset classes, the investment manager considers the independent analysis of Morningstar Associates, an independent investment consultant, on a broad range of aspects related to the management of the Funds including, but not limited to, the Funds' asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The investment manager retains full discretion over the Funds' investment activities.

The investment manager monitors underlying fund selections, allocations and investment performance, and will take actions it deems appropriate to position the Funds to achieve their investment objectives, including investing in any underlying fund, adding new underlying funds, and altering target allocations as necessary. The investment manager will implement the Funds' asset allocation process by directing net cash inflows (outflows) to purchase (redeem) shares of the underlying funds which are underweight (overweight) the then-current target allocation, purchasing or redeeming shares of the underlying funds to maintain or change the percentage of a Fund's assets invested in the underlying funds, or investing directly in derivatives to seek targeted asset class levels.

The Funds may also invest directly in derivatives to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. Derivatives that the Funds may invest in include index futures, Treasury futures, currency forwards, index-based total return swaps and index-based credit default swaps.

UNDERLYING FUNDS

Below are the underlying funds available to the Funds within each asset class. Certain underlying funds, due to their characteristics, may fit into more than one category, and be used by the investment manager for that purpose. A description of the underlying funds' investment objectives and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectus and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and are available free of charge by calling 1 (800) 221-2450.

EQUITY

RiverSource Variable Portfolio-Diversified Equity Income Fund, RiverSource Variable Portfolio-Dynamic Equity Fund, RiverSource Variable Portfolio-Mid Cap Growth Fund, RiverSource Variable Portfolio-Mid Cap Value Fund, Seligman Variable Portfolio-Growth Fund, Seligman Variable Portfolio-Larger-Cap Value Fund, Seligman Variable Portfolio-Smaller-Cap Value Fund, Threadneedle Variable Portfolio-Emerging Markets Fund, Threadneedle Variable Portfolio-International Opportunity Fund, Variable Portfolio-AIM International Growth Fund, Variable Portfolio-AllianceBernstein International Value Fund, Variable Portfolio-American Century Growth Fund, Variable Portfolio- Davis New York Venture Fund, Variable Portfolio-Fidelity Investments International Equity Fund, RiverSource Variable Portfolio-Partners Select Value Fund, Variable Portfolio-Growth

Fund, Variable Portfolio-International Fund, Variable Portfolio-Jennison Mid Cap Growth Fund, Variable Portfolio-MFS Value Fund, Variable Portfolio-Mondrian International Small Cap Fund, Variable Portfolio-Morgan Stanley Global Real Estate Fund, Variable Portfolio-NFJ Dividend Value Fund, Variable Portfolio-Partners Small Cap Growth Fund, Variable Portfolio-Partners Small Cap Value Fund, Variable Portfolio-UBS Large Cap Growth Fund and Variable Portfolio-US Equity Fund

FIXED INCOME

RiverSource Variable Portfolio-Diversified Bond Fund, RiverSource Variable Portfolio-Global Bond Fund, RiverSource Variable Portfolio-Global Inflation Protected Securities Fund, RiverSource Variable Portfolio-High Yield Bond Fund, RiverSource Variable Portfolio-Income Opportunities Fund, RiverSource Variable Portfolio-Limited Duration Bond Fund, RiverSource Variable Portfolio-Short Duration US Government Fund, RiverSource Variable Portfolio-Strategic Income Fund, Variable Portfolio-American Century Diversified Bond Fund, Variable Portfolio-Eaton Vance Floating-Rate Income Fund, Variable Portfolio-J.P. Morgan Core Bond Fund, Variable Portfolio-PIMCO Mortgage-Backed Securities Fund and Variable Portfolio-Wells Fargo Short Duration Government Fund

CASH

RiverSource Variable Portfolio-Cash Management Fund


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These risks are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is legally obligated to act in each Fund's best interests when selecting underlying funds, without taking fees into consideration.

ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. Because the assets of each Fund will be invested in underlying funds, each Fund's investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of a Fund to realize its investment objective(s) will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, each Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

LEVERAGE RISK is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

HEDGING RISK is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

CORRELATION RISK is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

LIQUIDITY RISK is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

RISKS OF UNDERLYING FUND. By investing in a combination of underlying funds, the Funds have exposure to the risks of many areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth below are typically greater for Moderate Portfolio relative to Conservative Portfolio, and greater still for Aggressive Portfolio relative to both Moderate Portfolio and Conservative Portfolio. In addition to a Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in a Fund will be higher than if you invested directly in the underlying funds. Adescription of the more common principal risks to which the underlying funds (and thus, the Funds) are subject to are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

CERTAIN PRINCIPAL RISKS OF THE UNDERLYING FUNDS

ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund's exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

NON-DIVERSIFICATION RISK. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund's Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see Appendix A and Appendix B as well as the Fund's SAI.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. To the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table for each Fund under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance.

Directed Brokerage. The Funds' Boards have adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions. Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the Variable Portfolio Fund), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Funds do not pay RiverSource Investments a direct management fee for managing their assets. Under the Funds' Investment Management Services Agreement (Agreement), however, each Fund pays its taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be made available in the Funds' semiannual shareholder report for the period ended June 30, 2010.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Funds are:

Colin J. Lundgren, CFA, Portfolio Manager

-     Managed the Funds since May 2010.

-     Vice President, Institutional Fixed Income.

-     Joined RiverSource Investments in 1986.

-     Began investment career in 1989.

-     BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

-     Managed the Funds since May 2010.

-     Sector manager, multi-sector fixed income.

- Joined RiverSource Investments in 2003 as an associate analyst in municipal bond research.

-     Began investment career in 2003.

-     BSB, University of Minnesota, Carlson School of Management.

Kent M. Bergene, Vice President, Product Strategy and Subadvised Strategies

-     Managed the Funds since May 2010.

-     Joined RiverSource Investments in 1981.

- Vice President, Mutual Funds, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

-     BS, University of North Dakota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds' investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by each Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund " for each Fund in the "Summary of the Fund" section of this prospectus.

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor) provides underwriting and distribution services to the Funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 and Class 4 shares. The distributor uses these fees to support its distribution and servicing activity for Class 2 and Class 4 shares. Fees paid by the Fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summary of the Fund" section of this prospectus. More information on how these fees are used is set forth under "Buying and Selling Shares - Description of Fund Shares" and in the SAI.

The SAI provides additional information about the services provided under the agreements set forth above.

PAYMENTS TO AFFILIATED INSURANCE COMPANIES

The Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). RiverSource Investments and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including the Funds as investment options in the products. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to include the Funds in the product, as employee compensation and business unit operating goals at all levels are tied to the company's success. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from sponsors of unaffiliated funds or allocation from RiverSource Investments and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Funds, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increase. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Funds. These arrangements are sometimes referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the Funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company's separate accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Affiliated Products. RiverSource Investments seeks to balance potential conflicts between the Funds and the underlying funds in which they invest. For example, a Fund may seek to minimize the impact of its purchase and redemption of shares of the underlying funds, which may cause the underlying funds to incur transactions costs by implementing such transactions over a reasonable time frame. This delay may result in the Fund paying more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the Fund's assets among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments reports to the Funds' Board on the steps it has taken to manage any potential conflicts.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Funds. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Information regarding certain pending and settled legal proceedings may be found in the Funds' shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

BUYING AND SELLING SHARES

DESCRIPTION OF FUND SHARES

Each Fund may offer Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator asset allocation program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance

Company or RiverSource Life Insurance Co. of New York, as described in the prospectus for that annuity contract or life insurance policy. Not all Funds or share classes may be available under your annuity contract or life insurance policy. Under a Rule 12b-1 plan adopted by each Fund, Class 2and Class 4 shares each pay an annual shareholder servicing and distribution ("12b-1") fee of up to 0.25% of average net assets. Each Fund pays this fee to RiverSource Fund Distributors, Inc. (the "distributor"), the principal underwriter of each Fund. The distributor uses this fee to make payments to the insurance companies or their affiliates for services that the insurance companies provide to contract owners who invest in Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of a Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the Fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. The underlying funds' securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by an underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The underlying funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the underlying fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when the Fund will not be able to purchase or sell the underlying fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Board has adopted a policy that the Funds will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading of funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets provides an opportunity for short-term investors to profit at the expense of other investors in the fund). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

The assets of the Funds consist primarily of shares of underlying funds. Underlying funds may be more susceptible to the risks of market timing. Underlying funds that invest directly in securities that trade infrequently may be vulnerable to market timers. To the extent an underlying fund has significant holdings in securities that trade on overseas markets, small cap stocks, floating rate loans and/or high yield bonds, the risks of market timing may be greater for that fund than for other funds that do not. See Appendix A for a list of underlying funds' investment strategies. See "Pricing and Valuing of Fund Shares" for a discussion of the underlying funds' policy on fair value pricing, which is intended, in part, to reduce the frequency and impact of market timing.

The Funds and the underlying funds are currently offered as investment options under variable annuity contracts and life insurance policies offered by affiliated insurance companies. Because the affiliated insurance companies process Fund and underlying fund trades on an omnibus basis and the Funds and underlying funds cannot generally ascertain the identity of a particular contract or policyholder or whether the same contract or policyholder has placed a particular purchase or sale order, the Board has not adopted procedures to monitor market timing activity at the Fund or underlying fund level, but rather has approved procedures of the affiliated insurance companies, designed and administered by them to detect and deter market timing activities at the contract or policy level.

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures of the affiliated insurance companies that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. The ability of an affiliated insurance company to detect and curtail excessive trading may be limited by operational systems and technological limitations. Also, contract and policyholders seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures. Market timing activity that is not identified, prevented or restricted may impact the performance of a Fund and increase costs ultimately borne by Contract owners.

DISTRIBUTIONS AND TAXES

The Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENTS

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds in which the Funds may invest as part of their principal investment strategies. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.

UNDERLYING FUNDS             INVESTMENT OBJECTIVES AND STRATEGIES
------------------------     -------------------------------------------------------------------------------------------------------
EQUITY FUNDS

RiverSource Variable         The Fund seeks to provide shareholders with a high level of current income and, as a secondary
Portfolio-Diversified        objective, steady growth of capital.
Equity Income Fund
                             The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors.

RiverSource Variable         The Fund seeks capital appreciation.
Portfolio-Dynamic
Equity Fund                  Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities.

RiverSource Variable         The Fund seeks to provide shareholders with growth of capital.
Portfolio-Mid Cap
Growth Fund                  Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.  The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap(2) Growth Index. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

RiverSource Variable         The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio-Mid Cap
Value Fund                   Under normal circumstances,the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the
                             Russell Midcap Value Index (the Index). The market capitalization range of the companies in the
                             Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

UNDERLYING FUNDS             INVESTMENT OBJECTIVES AND STRATEGIES
------------------------     -------------------------------------------------------------------------------------------------------
Seligman Variable            The Fund seeks to provide shareholders with long-term capital growth.
Portfolio-Growth Fund
                             The Fund invests primarily in common stocks of large U.S. companies that fall within the range of the
                             Russell 1000 Growth Index. RiverSource Investments, LLC (the investment manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments.

Seligman Variable            The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio-Larger-Cap
Value Fund                   Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Seligman Variable            The Fund seeks to provide shareholders with long-term capital growth.
Portfolio- Smaller-Cap
Value Fund                   The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000 Index at the time of investment. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund's net assets may be invested in foreign investments.

Threadneedle Variable        The Fund seeks to provide shareholders with long-term capital growth.
Portfolio-Emerging
Markets Fund                 The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United
                             Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

Threadneedle Variable        The Fund seeks to provide shareholders with capital appreciation.
Portfolio-International
Opportunity Fund             The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.

Variable Portfolio-AIM       The Fund seeks to provide shareholders with long-term capital growth.
International Growth
Fund                         The Fund's assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least four countries outside the U.S., emphasizing investment companies in the developed countries of Western Europe and the Pacific Basin.
                             The Fund may also invest securities that provide exposure to emerging markets.

Variable Portfolio-          The Fund seeks to provide shareholders with long-term capital growth.
AllianceBernstein
International Value Fund     The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Variable Portfolio-          The Fund seeks to provide shareholders with long-term capital growth.
American Century Growth
Fund                         The Fund invests primarily in common stocks of U.S. companies selected for their growth prospects.
                             Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. Under normal market conditions, the Fund's portfolio will primarily consist of securities of larger sized U.S. companies demonstrating business improvement.
                             Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business.

UNDERLYING FUNDS             INVESTMENT OBJECTIVES AND STRATEGIES
-------------------------    -------------------------------------------------------------------------------------------------------
Variable Portfolio-Davis     The Fund seeks to provide shareholders with long-term capital growth.
New York Venture Fund
                             The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign investments.

Variable Portfolio-          The Fund seeks to provide shareholders with long-term growth of capital.
Fidelity Investments
International Equity
Fund                         Under normal market conditions, at least 80% of the Fund's assets will be primarily invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley
                             Capital International EAFE Index.

Variable Portfolio-          The Fund seeks to provide shareholders with long-term capital growth.
Growth Fund
                             The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund's net assets may be invested in foreign investments.

Variable Portfolio-          The Fund seeks to provide shareholders with long-term capital growth.
International Fund
                             In pursuit of its objective, the Fund's assets are primarily invested in equity securities of foreign issuers. The Fund may invest in companies in both developed and in emerging markets.

                             The Fund will normally have exposure to foreign currencies. The portfolio managers closely monitor the
                             Fund's exposure to foreign currency. From time to time, the Fund may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

River Source Partners        The Fund seeks to provide shareholders with long-term growth of capital.
Variable Portfolio Select
Value
                             Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range and the composition of the Index are subject to change. The Fund may invest up to
                             25% of its net assets in foreign securities, including the securities of issuers in emerging markets.

Variable Portfolio-          The Fund seeks to provide shareholders with long-term capital growth.
Jennison Mid Cap Growth
Fund                         Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap(R) Growth Index. Up to
                             25% of the Fund's net assets may be invested in foreign investments.

Variable Portfolio-MFS       The Fund seeks to provide shareholders with long-term capital growth.
Value Fund
                             The Fund's assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies).
                             Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Up to 25% of the Fund's net assets may be invested in foreign investments.

UNDERLYING FUNDS             INVESTMENT OBJECTIVES AND STRATEGIES
------------------------     -------------------------------------------------------------------------------------------------------
Variable Portfolio-          The Fund seeks to provide shareholders with long-term capital growth.
Mondrian International
Small Cap Fund               The Fund invests primarily in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of small cap companies. Small cap companies are defined as those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the
                             Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S.

Variable Portfolio-          The Fund seeks to provide shareholders with current income and capital appreciation.
Morgan Stanley Global
Real Estate Fund             Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

Variable Portfolio-NFJ       The Fund seeks to provide shareholders with long-term growth of capital and income.
Dividend Value Fund
                             Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund's net assets may be invested in foreign investments, including those from emerging markets.

Variable Portfolio-          The Fund seeks to provide shareholders with long-term capital growth.
Partners Small Cap
Growth Fund                  Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that falls within the range of the Russell 2000(R) Growth Index (the Index).
                             Up to 25% of the Fund's net assets may be invested in foreign investments.

Variable Portfolio-          The Fund seeks to provide shareholders with long-term capital appreciation.
Partners Small Cap
Value Fund                   Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(2) Value
                             Index. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

Variable Portfolio-UBS       The Fund seeks to provide shareholders with long-term capital growth.
Large Cap Growth Fund
                             Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization U.S. companies.
                             The Fund defines large capitalization companies as those with a market capitalization greater than $3 billion at the time of purchase. Up to 25% of the Fund's net assets may be invested in foreign investments.

UNDERLYING FUNDS             INVESTMENT OBJECTIVES AND STRATEGIES
------------------------     -------------------------------------------------------------------------------------------------------
Variable Portfolio-US        The Fund seeks to provide shareholders with long-term capital growth.
Equity Fund
                             Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.

FIXED INCOME FUNDS

RiverSource Variable         The Fund seeks to provide shareholders with a high level of current income while attempting to conserve
Portfolio-Diversified        the value of the investment for the longest period of time.
Bond Fund
                             Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Variable         The Fund seeks to provide shareholders with high total return through income and growth of capital.
Portfolio-Global
Bond Fund                    The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Variable         The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the
Portfolio-Global             long-term.
Inflation Protected
Securities Fund              The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
                             The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Variable         The Fund seeks to provide shareholders with high current income as its primary objective and, as its
Portfolio-High Yield         secondary objective, capital growth.
Bond Fund
                             Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

UNDERLYING FUNDS             INVESTMENT OBJECTIVES AND STRATEGIES
------------------------     -------------------------------------------------------------------------------------------------------
RiverSource Variable         The Fund seeks to provide shareholders with a high total return through current income and capital
Portfolio-Income             appreciation.
Opportunities Fund
                             Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25%
                             of the Fund's net assets may be in foreign investments

RiverSource Variable         The Fund seeks to provide shareholders with a level of current income consistent with preservation of
Portfolio-Limited            capital.
Duration Bond Fund
                             Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.

RiverSource Variable         The Fund seeks to provide shareholders with a high level of current income and safety of principal
Portfolio-Short Duration     consistent with an investment in U.S. government and government agency securities.
US Government Fund
                             Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80%
                             policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National
                             Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or
                             Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

RiverSource Variable         The Fund seeks to provide shareholders with a high level of current income and capital growth as a
Portfolio-Strategic          secondary objective.
Income Fund
                             The Fund's assets are primarily allocated among various fixed income investment categories including:
                             high yield bonds, emerging markets bonds, floating rate loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. A smaller portion of the Fund may be allocated to real estate investment trusts (REITs) and U.S. and international equity securities.

Variable Portfolio-          The Fund seeks to provide shareholders with a high level of current income.
American Century
Diversified Bond Fund        Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the
                             Fund's net assets will be invested in securities like those included in the Citigroup US Broad
                             Investment-Grade Bond Index (the Index), which are investment grade and denominated in U.S. dollars.
                             The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-
                             backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

UNDERLYING FUNDS             INVESTMENT OBJECTIVES AND STRATEGIES
------------------------     -------------------------------------------------------------------------------------------------------
Variable Portfolio-Eaton     The Fund seeks to provide shareholders with a high level of current income.
Vance Floating-Rate
Income Fund                  Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be considered by the investment manager to be of comparable quality. The Fund may also purchase investment grade fixed income debt securities and money market instruments.

Variable Portfolio-J.P.      The Fund seeks to provide shareholders with a high level of current income while conserving the value
Morgan Core Bond Fund        of the investment for the longest period of time.

                             Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S.
                             Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The
                             Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund's investment, have been downgraded to a below investment grade rating.

Variable Portfolio-PIMCO     The Fund seeks to provide shareholders with total return through current income and capital
Mortgage-Backed              appreciation.
Securities Fund
                             Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Variable Portfolio-Wells     The Fund seeks to provide shareholders with current income consistent with capital preservation.
Fargo Short Duration
Government Fund              Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities.
                             The Fund invests at least 20% of its assets within non-government mortgage and asset-backed securities.

MONEY MARKET FUNDS

RiverSource Variable         The Fund seeks to provide shareholders with maximum current income consistent with liquidity and
Portfolio-Cash               stability of principal.
Management Fund
                             The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the
                             Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

APPENDIX B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

                 RiverSource  RiverSource                                   Seligman   Seligman   Threadneedle  Threadneede  VP -AIM
                     VP-         VP-      RiverSource RiverSource Seligman    VP-        VP-         VP-          VP-        Intern-
                  Diversifed    Dynamic     VP-Mid      VP-Mid      VP-    Large-Cap  Smaller-Cap  Emerging   International  ational
                 EquityIncome   Equity    Cap Growth   Cap Value   Growth     Value      Value       Markets   Opporttunity  Growth
                 ------------ ----------- ----------- ----------- -------- ---------- ----------- ------------ ------------- -------
Active
Management       X            X           X           X           X        X          X           X            X             X
Risk

Concentration
Risk

Confidential
Information
Access Risk

Counterparty
Risk

Credit Risk

Derivatives                   X                                   X                               X            X
Risk

Diversification
Risk

ETF Risk

Focused
Portfolio                                                                  X          X
Risk

Foreign
Currency
Risk

Geographic                                                                                        X            X
Concentration
Risk

Highly
Leveraged
Transactions
Risk

Impairment of
Collateral Risk

Inflation
Protected
Securities Risk

Infrastructure-
Related
Companies Risk

Interest Rate
Risk

Issuer Risk      X            X           X           X           X        X          X           X            X             X

Leverage Risk

Liquidity Risk                                                                                                               X

Market Risk      X            X           X           X           X        X          X           X            X             X

Master Limited

                 RiverSource  RiverSource                                   Seligman   Seligman   Threadneedle  Threadneede  VP -AIM
                     VP-         VP-      RiverSource RiverSource Seligman    VP-        VP-         VP-          VP-        Intern-
                  Diversifed    Dynamic     VP-Mid      VP-Mid      VP-    Large-Cap  Smaller-Cap  Emerging   International  ational
                 EquityIncome   Equity    Cap Growth   Cap Value   Growth     Value      Value       Markets   Opporttunity  Growth
                 ------------ ----------- ----------- ----------- -------- ---------- ----------- ------------ ------------- -------
Partnership
Risk

Mid-Sized                                 X           X
Company Risk

Mortgage-
Related and
Other Asset-
Backed
Securities Risk

Prepayment and
Extension Risk

Quantitative                  X
Model Risk

Real Estate
Industry Risk

Reinvestment
Risk

Risks of         X                                    X           X        X          X           X            X             X
Foreign
Investing

Sector Risk      X                        X           X                    X                      X

Small and        X            X                                   X                               X            X
Mid-Sized
Company Risk

Small Company                                                                         X                                      X
Risk

Stripped
Securities Risk

                 VP-Alliance     VP-              VP-Fidelity   RiverSource      VP-                                     VP -Morgan
                  Bernstein   American  VP-Davis  Investments     Partners    Jennison                      VP -Mondrian   Stanley
                International Century   New York International      VP-         Mid Cap            VP-MFS  International   Global
                    Value      Growth   Venture      Equity     Select Value   Growth    VP-Growth  Value    Small Cap   Real Estate
                ------------- -------- --------- ------------- -------------- --------- ---------- ------- ------------- -----------
Active          X             X        X         X             X              X         X          X       X             X
Management
Risk

Concentration
Risk

Confidential
Information
Access Risk

Counterparty
Risk

Credit Risk

Derivatives     X             X                  X                                                         X
Risk

Diversification                                                                                                          X
Risk

ETF Risk                                                                                                                 X

Focused
Portfolio
Risk

Foreign
Currency
Risk

Geographic
Concentration
Risk

Highly
Leveraged
Transactions
Risk

Impairment
of Collateral
Risk

Inflation
Protected
Securities
Risk

Infrastructure-
Related
Companies Risk

Interest Rate
Risk

Issuer Risk     X             X        X         X             X              X         X          X       X

Leverage Risk

Liquidity Risk                                   X

Market Risk     X             X        X         X             X              X         X          X       X             X

Master Limited
Partnership
Risk

Mid-Sized                                                                     X
Company Risk

Mortgage-
Related
and Other
Asset-Backed
Securities
Risk

Prepayment and
Extension Risk

Quantitative    X                                              X
Model Risk

Real Estate                                                                                                              X
Industry Risk

Reinvestment
Risk

Risks of        X                      X         X                            X         X          X       X             X
Foreign
Investing

Sector Risk                                   X

Small and                                                      X                                           X             X
Mid-Sized
Company
Risk

Small Company
Risk

Stripped
Securities Risk

                                                                                                       RiverSource
                                         VP                                    RiverSource              VP-Global   RiverSource
                 VP-NFJ  VP-Partners  -Partners  VP-UBS                           VP-      RiverSource  Inflation    VP-High
                Dividend  Small Cap   Small Cap Large Cap      VP-      VP-US  Diversified  VP-Global   Protected     Yield
                 Value      Growth      Value    Growth   International Equity    Bond        Bond     Securities      Bond
                -------- ------------ --------- --------- ------------- ------ ----------- ----------- -----------  -----------
Active
Management
Risk            X        X            X         X         X             X      X           X           X            X

Concentration
Risk

Confidential
Information
Access Risk

Counterparty
Risk                                                                                                                X

Credit
Risk                                                                           X           X           X            X

Derivatives
Risk                                                      X                    X           X           X            X

Diversification
Risk                                                                                       X           X

ETF Risk

Focused
Portfolio
Risk

Foreign
Currency
Risk

Geographic
Concentration                                                                              X
Risk

Highly
Leveraged                                                                                                           X
Transactions
Risk

Impairment
of Collateral                                                                                                       X
Risk

Inflation
Protected                                                                                              X
Securities
Risk

Infrastructure
-Related
Companies Risk

Interest Rate
Risk                                                                           X           X           X            X

Issuer Risk     X        X            X         X         X             X

Leverage Risk

Liquidity
Risk                                                                           X           X                        X

Market Risk     X        X            X         X         X             X      X           X           X            X

Master Limited
Partnership
Risk

Mid-Sized
Company Risk

Mortgage-
Related and
Other
Asset-Backed
Securities
Risk

Prepayment
and Extension                                                                  X           X           X            X
Risk

Quantitative
Model Risk                            X

Real Estate
Industry Risk

Reinvestment
Risk

Risks of
Foreign
Investing       X        X            X         X         X                    X           X           X            X

Sector Risk              X                                X             X

Small and
Mid-Sized
Company Risk

Small
Company Risk             X            X

Stripped
Securities Risk

                                                                               VP-Eaton
                              RiverSource RiverSource  RiverSource VP-American   Vance   VP-J.P.  VP-PIMCO    VP-Wells
                RiverSource    VP-Limited  VP-Short      VP-        Century    Floating-  Morgan   Mortgage- Fargo Short RiverSource
                 VP-Income     Duration   Duration US  Strategic   Diversifed     Rate     Core     Backed     Duration   VP-Cash
                Opportunities    Bond      Government   Income        Bond       Income    Bond   Securities Government  Management
                ------------- ----------- ----------- ----------- ------------ --------- -------- ---------- ----------- -----------
Active          X             X           X           X           X            X         X        X          X           X
Management
Risk

Concentration                                                                                                            X
Risk

Confidential                                          X                        X
Information
Access Risk

Counterparty    X                                     X                        X
Risk

Credit Risk     X             X           X           X           X            X         X        X          X           X

Derivatives     X             X           X           X           X            X                  X
Risk

Diversification
Risk

ETF Risk

Focused
Portfolio
Risk

Foreign
Currency
Risk

Geographic
Concentration
Risk

Highly          X                                     X                        X
Leveraged
Transactions
Risk

Impairment      X                                     X                        X
of Collateral
Risk

Inflation
Protected
Securities
Risk

Infrastructure-
Related
Companies
Risk

Interest        X             X           X           X           X            X         X        X          X
Rate Risk

Issuer Risk                                           X           X                      X        X

Leverage Risk

Liquidity Risk  X             X                       X           X            X         X        X          X

Market Risk     X             X           X           X           X            X         X        X          X

Master
Limited
Partnership
Risk

Mid-Sized
Company
Risk

Mortgage-                                                                                X        X
Related
and Other
Asset-Backed
Securities
Risk

Prepayment      X             X           X           X           X            X         X        X          X
and
Extension
Risk

Quantitative                                          X
Model
Risk

Real Estate                                           X
Industry
Risk

Reinvestment                                                                                                             X
Risk

Risks of        X             X                       X
Foreign
Investing

Sector Risk

Small and                                             X
Mid-Sized
Company Risk

Small Company
Risk

Stripped                                                                                                     X
Securities Risk

ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund's exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

NON-DIVERSIFICATION RISK. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

ETF RISK. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the underlying fund's expenses and similar expenses incurred through ownership of the ETF.

FOREIGN CURRENCY RISK. The underlying fund's exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund's exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

GEOGRAPHIC CONCENTRATION RISK. The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

HIGHLY LEVERAGED TRANSACTIONS RISK. The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

INFRASTRUCTURE-RELATED COMPANIES RISK. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund's short sales effectively leverage the underlying fund's assets. The use of leverage may make any change in the underlying fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The underlying fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISKS. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

REAL ESTATE INDUSTRY RISK. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs).

Investments in REITs depend upon specialized management skills, and REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

SECTOR RISK. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

STRIPPED SECURITIES RISK. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Funds and their investments is available in the Funds' SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or RiverSource Family of Funds at (800) 221-2450 or through the address listed above.

Since shares of the Funds are offered generally only to insurance company separate accounts to serve as investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

Information about the Funds, including the SAI, can be reviewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

                                                              S-6534-99 A (5/10)

                                                  [RiverSource Investments logo]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS [DATE], 2010

RiverSource Variable Portfolio - Limited Duration Bond Fund
RiverSource Variable Portfolio - Strategic Income Fund
Variable Portfolio - AIM International Growth Fund
Variable Portfolio - AllianceBernstein International Value Fund
Variable Portfolio - American Century Diversified Bond Fund
Variable Portfolio - American Century Growth Fund
Variable Portfolio - Eaton Vance Floating-Rate Income Fund
Variable Portfolio - Fidelity Investments International Equity Fund Variable Portfolio - Growth Fund
Variable Portfolio - International Fund
Variable Portfolio - J.P. Morgan Core Bond Fund
Variable Portfolio - Jennison Mid Cap Growth Fund
Variable Portfolio - MFS Value Fund
Variable Portfolio - Mondrian International Small Cap Fund
Variable Portfolio - Morgan Stanley Global Real Estate Fund
Variable Portfolio - NFJ Dividend Value Fund
Variable Portfolio - Partners Small Cap Growth Fund
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund
Variable Portfolio - U.S. Equity Fund
Variable Portfolio - UBS Large Cap Growth Fund
Variable Portfolio - Wells Fargo Short Duration Government Fund

Each above-named RiverSource Variable Portfolio (RiverSource VP) and Variable Portfolio (VP) Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by RiverSource Fund Distributors, Inc. (the distributor). There are no exchange ticker symbols associated with shares of the funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF VALUE.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                                                                             | 1

TABLE OF CONTENTS

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance and Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation.

   RIVERSOURCE VP - LIMITED DURATION BOND FUND............      2
   RIVERSOURCE VP - STRATEGIC INCOME FUND.................      5
   VP - AIM INTERNATIONAL GROWTH FUND.....................      9
   VP - ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND........     11
   VP - AMERICAN CENTURY DIVERSIFIED BOND FUND............     13
   VP - AMERICAN CENTURY GROWTH FUND......................     16
   VP - EATON VANCE FLOATING-RATE INCOME FUND.............     18
   VP - FIDELITY INVESTMENTS INTERNATIONAL EQUITY FUND....     21
   VP - GROWTH FUND.......................................     23
   VP - INTERNATIONAL FUND................................     25
   VP - J.P. MORGAN CORE BOND FUND........................     27
   VP - JENNISON MID CAP GROWTH FUND......................     29
   VP - MFS VALUE FUND....................................     31
   VP - MONDRIAN INTERNATIONAL SMALL CAP FUND.............     33
   VP - MORGAN STANLEY GLOBAL REAL ESTATE FUND............     35
   VP - NFJ DIVIDEND VALUE FUND...........................     38
   VP - PARTNERS SMALL CAP GROWTH FUND....................     40
   VP - PIMCO MORTGAGE-BACKED SECURITIES FUND.............     42
   VP - U.S. EQUITY FUND..................................     45
   VP - UBS LARGE CAP GROWTH FUND.........................     47
   VP - WELLS FARGO SHORT DURATION GOVERNMENT FUND........     49

MORE INFORMATION ABOUT THE FUNDS

Investment Objectives, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, and Portfolio Management

   RIVERSOURCE VP - LIMITED DURATION BOND FUND............     51
   RIVERSOURCE VP - STRATEGIC INCOME FUND.................     53
   VP - AIM INTERNATIONAL GROWTH FUND.....................     56
   VP - ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND........     58
   VP - AMERICAN CENTURY DIVERSIFIED BOND FUND............     60
   VP - AMERICAN CENTURY GROWTH FUND......................     62
   VP - EATON VANCE FLOATING-RATE INCOME FUND.............     63
   VP - FIDELITY INVESTMENTS INTERNATIONAL EQUITY FUND....     65
   VP - GROWTH FUND.......................................     66
   VP - INTERNATIONAL FUND................................     67
   VP - J.P. MORGAN CORE BOND FUND........................     68
   VP - JENNISON MID CAP GROWTH FUND......................     70
   VP - MFS VALUE FUND....................................     72
   VP - MONDRIAN INTERNATIONAL SMALL CAP FUND.............     73
   VP - MORGAN STANLEY GLOBAL REAL ESTATE FUND............     75
   VP - NFJ DIVIDEND VALUE FUND...........................     77
   VP - PARTNERS SMALL CAP GROWTH FUND....................     79
   VP - PIMCO MORTGAGE-BACKED SECURITIES FUND.............     82
   VP - U.S. EQUITY FUND..................................     84
   VP - UBS LARGE CAP GROWTH FUND.........................     85
   VP - WELLS FARGO SHORT DURATION GOVERNMENT FUND........     86
DESCRIPTIONS OF THE PRINCIPAL RISKS
   OF INVESTING IN THE FUNDS..............................     89
OTHER INVESTMENT STRATEGIES AND RISKS.....................     96
FUND MANAGEMENT AND COMPENSATION..........................     98
   Investment Manager.....................................     98
   Additional Services and Compensation...................    100
   Payments to Affiliated and Unaffiliated
      Participating Insurance Companies...................    100
   Potential Conflicts of Interest........................    100
   Additional Management Information......................    100
BUYING AND SELLING SHARES.................................    102
   Description of Fund Shares.............................    102
   Pricing and Valuing of Fund Shares.....................    102
   Purchasing Shares......................................    102
   Transferring/Selling Shares............................    102
   Market Timing..........................................    102
DISTRIBUTIONS AND TAXES...................................    104

References to "Fund" throughout this prospectus refer to the RiverSource VP and VP funds named on the front cover of this prospectus singularly or collectively as the context requires. Each Fund is a series of RiverSource Variable Series Trust (the Trust).

This prospectus may contain information on Funds and share classes not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for information regarding the investment options available to you.

                      Summary of RiverSource VP - Limited Duration Bond Fund | 2

SUMMARY OF RIVERSOURCE VP - LIMITED DURATION BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.

The investment manager may use derivatives such as futures, options, forward contracts, structured notes and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable

                      Summary of RiverSource VP - Limited Duration Bond Fund | 3

or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. 1-5 Year Credit Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER              TITLE                            MANAGED FUND SINCE
----------------------         -----------------                ------------------
Tom Murphy, CFA                Portfolio Manager                May 2010
Timothy J. Doubek, CFA         Portfolio Manager                May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

                      Summary of RiverSource VP - Limited Duration Bond Fund | 4

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                           Summary of RiverSource VP - Strategic Income Fund | 5

SUMMARY OF RIVERSOURCE VP - STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and capital growth as a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily allocated among various fixed income investment categories including: high yield bonds, emerging markets bonds, floating rate loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. A smaller portion of the Fund may be allocated to real estate investment trusts (REITs) and U.S. and international equity securities.

The Fund's investment manager, RiverSource Investments, LLC, relies on various qualitative and proprietary quantitative inputs to tactically allocate the Fund's assets across the different asset classes and investment categories set forth below.

The Fund may invest up to 100% of its total assets in foreign investments, which may include emerging markets, and up to 75% of its total assets in below investment-grade debt securities (junk bonds) and floating rate loans.

                           Summary of RiverSource VP - Strategic Income Fund | 6

The quantitative models that serve as inputs into the investment manager's tactical allocation decisions take into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk and yield potential. Typically, asset allocation changes will be made monthly to refine the Fund's positioning. The allocation of investments will remain within the ranges selected by the investment manager. The ranges selected by the investment manager are:

ASSET CLASS                              INVESTMENT CATEGORY                      RANGE
Fixed Income    Below investment-grade   High yield bonds                         25-75%
                                         High yield, floating rate loans
                                         Emerging markets bonds

                Investment-grade         Government and corporate bonds           15-70%
                                         Mortgage-backed securities
                                         Treasury inflation protected securities
                                         International bonds

Equity                                   Real estate                              0-10%
                                         U.S. and international equities

Cash                                     Cash                                     0-30%

The Fund may use derivatives such as futures, options, swaps, forward contracts and structured notes, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

INTEREST RATE RISK. Fixed income securities are subject interest rate risk, which is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value.

CREDIT RISK. Credit risk is the risk that loans or other securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated loans or securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade loans or other securities (i.e., high-yield or junk) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade loans or other securities. Issuer bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

HIGHLY LEVERAGED TRANSACTIONS RISK. The corporate loans and corporate debt securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

                           Summary of RiverSource VP - Strategic Income Fund | 7

COUNTERPARTY RISK. Counterparty credit risk is the risk that a counterparty to a financial instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

CONFIDENTIAL INFORMATION ACCESS RISK. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the Fund.

REAL ESTATE INDUSTRY RISK. The Fund is susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Multi-Sector Income Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER              TITLE                            MANAGED FUND SINCE
----------------------         ------------------------         ------------------
Colin J. Lundgren, CFA         Senior Portfolio Manager         May 2010
Gene R. Tannuzzo, CFA          Portfolio Manager                May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that

                           Summary of RiverSource VP - Strategic Income Fund | 8

accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                               Summary of VP - AIM International Growth Fund | 9

SUMMARY OF VP - AIM INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least four countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest in securities that provide exposure to emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

                              Summary of VP - AIM International Growth Fund | 10

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) EAFE Growth Index. The Fund also intends to compare its performance to the performance of the Lipper International Large-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Invesco Advisers, Inc.

PORTFOLIO MANAGER              TITLE                            MANAGED FUND SINCE
-----------------              ------------------------         ------------------
Clas G. Olsson                 Senior Portfolio Manager         May 2010
Barrett Sides                  Senior Portfolio Manager         May 2010
Shuxin Cao                     Senior Portfolio Manager         May 2010
Matthew Dennis                 Portfolio Manager                May 2010
Jason Holzer                   Senior Portfolio Manager         May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                 Summary of VP - AllianceBernstein International Value Fund | 11

SUMMARY OF VP - ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

The Fund may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year, in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities. The Fund may use stock index futures to equitize temporary and transactional cash balances.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

                 Summary of VP - AllianceBernstein International Value Fund | 12

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) EAFE Index. The Fund also intends to compare its performance to the performance of the Lipper International Large-Cap Value Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: AllianceBernstein L.P.

PORTFOLIO MANAGER              TITLE                            MANAGED FUND SINCE
---------------------          -----------------                ------------------
Sharon E. Fay, CFA             Portfolio Manager                May 2010
Kevin F. Simms                 Portfolio Manager                May 2010
Henry S. D'Auria, CFA          Portfolio Manager                May 2010
Eric J. Franco                 Portfolio Manager                May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                     Summary of VP - American Century Diversified Bond Fund | 13

SUMMARY OF VP - AMERICAN CENTURY DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Citigroup U.S. Broad Investment-Grade Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality
(junk) bonds.

The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The Fund may use derivatives such as futures, options, and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

                     Summary of VP - American Century Diversified Bond Fund | 14

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Citigroup U.S. Broad Investment-Grade Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Intermediate Investment Grade Debt Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: American Century Investment Management, Inc.

PORTFOLIO MANAGER              TITLE                                         MANAGED FUND SINCE
-------------------------      ----------------------------------------      ------------------
Robert V. Gahagan              Senior Portfolio Manager                      May 2010
Alejandro H. Aguilar, CFA      Portfolio Manager                             May 2010
Jeffrey L. Houston, CFA        Portfolio Manager                             May 2010
Brian Howell                   Portfolio Manager                             May 2010
G. David MacEwen               CIO - Fixed Income and Portfolio Manager      May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

                     Summary of VP - American Century Diversified Bond Fund | 15

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                               Summary of VP - American Century Growth Fund | 16

SUMMARY OF VP - AMERICAN CENTURY GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of U.S. companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. Under normal market conditions, the Fund's portfolio will primarily consist of securities of larger sized U.S. companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business.

The Fund may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

                               Summary of VP - American Century Growth Fund | 17

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Growth(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: American Century Investment Management, Inc.

PORTFOLIO MANAGER              TITLE                            MANAGED FUND SINCE
--------------------------     -----------------                ------------------
Gregory J. Woodhams, CFA       Portfolio Manager                May 2010
E. A. Prescott LeGard, CFA     Portfolio Manager                May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                      Summary of VP - Eaton Vance Floating-Rate Income Fund | 18

SUMMARY OF VP - EATON VANCE FLOATING-RATE INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be considered by the investment manager to be of comparable quality. The Fund may also purchase investment grade fixed income debt securities and money market instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and unpredictably.

CREDIT RISK. Credit risk is the risk that loans or other securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer or the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated loans or securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade loans or other securities (i.e., high-yield or junk) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade loans or other securities. Issuer bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could

                      Summary of VP - Eaton Vance Floating-Rate Income Fund | 19

take action with respect to a floating rate loan adverse to the holders of the loan. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

LIQUIDITY RISK. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONFIDENTIAL INFORMATION ACCESS RISK. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the Fund.

COUNTERPARTY RISK. Counterparty credit risk is the risk that a counterparty to a financial instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

HIGHLY LEVERAGED TRANSACTIONS RISK. The corporate loans and corporate debt securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

INTEREST RATE RISK. Fixed income securities are subject interest rate risk, which is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the S&P/LSTA Leveraged Loan Index. The Fund also intends to compare its performance to the performance of the Lipper Loan Participation Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Eaton Vance Management

PORTFOLIO MANAGER              TITLE                            MANAGED FUND SINCE
------------------             -----------------                ------------------
Scott H. Page, CFA             Portfolio Manager                May 2010
Craig P. Russ                  Portfolio Manager                May 2010
Andrew Sveen                   Portfolio Manager                May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

                      Summary of VP - Eaton Vance Floating-Rate Income Fund | 20

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

             Summary of VP - Fidelity Investments International Equity Fund | 21

SUMMARY OF VP - FIDELITY INVESTMENTS INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's assets will be primarily invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE Index.

The Fund may use derivatives such as futures, options, swaps and forward contracts to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

             Summary of VP - Fidelity Investments International Equity Fund | 22

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) EAFE Index. The Fund also intends to compare its performance to the performance of the Lipper International Large-Cap Core Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Pyramis Global Advisors, LLC

PORTFOLIO MANAGER              TITLE                            MANAGED FUND SINCE
--------------------           ----------------------           ------------------
Cesar Hernandez, CFA           Lead Portfolio Manager           May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                                Summary of VP - Growth Fund | 23

SUMMARY OF VP - GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund's net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient

                                                Summary of VP - Growth Fund | 24

or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the S&P 500 Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER                     TITLE                     MANAGED FUND SINCE
-------------------------------       -----------------         ------------------
[to be inserted upon amendment]       Portfolio Manager         May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                         Summary of VP - International Fund | 25

SUMMARY OF VP - INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

In pursuit of its objective, the Fund's assets are primarily invested in equity securities of foreign issuers. The Fund may invest in companies in both developed and in emerging markets.

The Fund will normally have exposure to foreign currencies. The portfolio managers closely monitor the Fund's exposure to foreign currency. From time to time, the Fund may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of

                                         Summary of VP - International Fund | 26

investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the S&P Global ex-U.S. Cap Range Companies Between USD500 Million to USD5 Billion Index. The Fund also intends to compare its performance to the performance of the Lipper International Small/Mid-Cap Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER                     TITLE                     MANAGED FUND SINCE
-------------------------------       -----------------         ------------------
[to be inserted upon amendment]       Portfolio Manager         May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                 Summary of VP - J.P. Morgan Core Bond Fund | 27

SUMMARY OF VP - J.P. MORGAN CORE BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                       CLASS 1    CLASS 2
Management fees                                                                          [___]%     [___]%
Distribution and/or service (12b-1) fees                                                 [___]%     [___]%
Other expenses                                                                           [___]%     [___]%
[Acquired fund fees and expenses]                                                        [___]%     [___]%
Total annual fund operating expenses                                                     [___]%     [___]%
Less: Fee waiver/expense reimbursement(b)                                               [(__)]%    [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)     [___]%     [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS
Class 1                                $_____     $______
Class 2                                $_____     $______

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund's investment, have been downgraded to a below investment grade rating.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. The Fund's

                                 Summary of VP - J.P. Morgan Core Bond Fund | 28

investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Aggregate Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Intermediate Investment Grade Debt Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: JPMorgan Investment Advisors Inc.

PORTFOLIO MANAGER              TITLE                            MANAGED FUND SINCE
-------------------            -----------------                ------------------
Douglas S. Swanson             Portfolio Manager                May 2010
Christopher Nauseda            Portfolio Manager                May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                               Summary of VP - Jennison Mid Cap Growth Fund | 29

SUMMARY OF VP - JENNISON MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap(R) Growth Index. Up to 25% of the Fund's net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

                               Summary of VP - Jennison Mid Cap Growth Fund | 30

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of mid-sized companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell Midcap(R) Growth Index. The Fund also intends to compare its performance to the performance of the Lipper Mid-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Jennison Associates LLC

PORTFOLIO MANAGER     TITLE                 MANAGED FUND SINCE
-----------------     -----------------     ------------------
John Mullman, CFA     Portfolio Manager     May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                             Summary of VP - MFS Value Fund | 31

SUMMARY OF VP - MFS VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Up to 25% of the Fund's net assets may be invested in foreign investments.

Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While the Fund's assets may invested in companies of any size, the Fund generally focuses on large-capitalization companies.
Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country,

                                             Summary of VP - MFS Value Fund | 32

including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Value(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Value Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Massachusetts Financial Services Company

PORTFOLIO MANAGER    TITLE               MANAGED FUND SINCE
-----------------    -----------------   ------------------
Nevin P. Chitkara    Portfolio Manager   May 2010
Steven R. Gorham     Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                      Summary of VP - Mondrian International Small Cap Fund | 33

SUMMARY OF VP - MONDRIAN INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of small cap companies. Small cap companies are defined as those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. The Fund may also invest in emerging markets.

The Fund may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

                      Summary of VP - Mondrian International Small Cap Fund | 34

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Morgan Stanley Capital International (MSCI) World Ex U.S. Small Cap Index. The Fund also intends to compare its performance to the performance of the Lipper _________________ Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Mondrian Investment Partners Limited

PORTFOLIO MANAGER      TITLE                       MANAGED FUND SINCE
-------------------    ------------------------    ------------------
Dr. Ormala Krishnan    Senior Portfolio Manager    May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                     Summary of VP - Morgan Stanley Global Real Estate Fund | 35

SUMMARY OF VP - MORGAN STANLEY GLOBAL REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Subadvisers (as defined below) may reduce this 40% minimum investment amount to 30% if the Subadvisers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

                     Summary of VP - Morgan Stanley Global Real Estate Fund | 36

NON-DIVERSIFICATION RISK. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

REAL ESTATE INDUSTRY RISK. The Fund is susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

FOREIGN CURRENCY RISK. Foreign currency risk results from constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the FTSE EPRA/NAREIT Developed Real Estate Index. The Fund also intends to compare its performance to the performance of the Lipper Global Real Estate Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Morgan Stanley Investment Management Inc.

PORTFOLIO MANAGER      TITLE                 MANAGED FUND SINCE
------------------     -----------------     ------------------
Theodore R. Bigman     Portfolio Manager     May 2010
Michiel te Paske       Portfolio Manager     May 2010
Sven Van Kemenade      Portfolio Manager     May 2010
Angeline Ho            Portfolio Manager     May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

                     Summary of VP - Morgan Stanley Global Real Estate Fund | 37

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                    Summary of VP - NFJ Dividend Value Fund | 38

SUMMARY OF VP - NFJ DIVIDEND VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund's net assets may be invested in foreign investments, including those from emerging markets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

                                    Summary of VP - NFJ Dividend Value Fund | 39

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Value(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Value Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: NFJ Investment Group LLC

PORTFOLIO MANAGER             TITLE                MANAGED FUND SINCE
--------------------------    -----------------    ------------------
Benno J. Fischer, CFA         Portfolio Manager    May 2010
Paul Magnuson                 Portfolio Manager    May 2010
R. Burns McKinney, CFA        Portfolio Manager    May 2010
Thomas W. Oliver, CFA, CPA    Portfolio Manager    May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                             Summary of VP - Partners Small Cap Growth Fund | 40

SUMMARY OF VP - PARTNERS SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000(R) Growth Index. Up to 25% of the Fund's net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

                             Summary of VP - Partners Small Cap Growth Fund | 41

SMALL COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 2000 Growth(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Small-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISERS: TCW Investment Management Company (TCW), London Company of Virginia, doing business as The London Company (TLC) and Wells Capital Management Incorporated (Wells)

PORTFOLIO MANAGER                TITLE               MANAGED FUND SINCE
----------------------------     -----------------   ------------------
TCW
Husam H. Nazer                   Portfolio Manager   May 2010
Brendt Stallings, CFA            Portfolio Manager   May 2010

TLC
Stephen Goddard, CFA             Portfolio Manager   May 2010
Jonathan Moody, CFA              Portfolio Manager   May 2010
J. Wade Stinnette                Portfolio Manager   May 2010

WELLS
Joseph M. Eberhardy, CFA, CPA    Portfolio Manager   May 2010
Thomas C. Ognar, CFA             Portfolio Manager   May 2010
Bruce C. Olson, CFA              Portfolio Manager   May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                      Summary of VP - PIMCO Mortgage-Backed Securities Fund | 42

SUMMARY OF VP - PIMCO MORTGAGE-BACKED SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser's forecast for interest rates.

The Fund may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

                      Summary of VP - PIMCO Mortgage-Backed Securities Fund | 43

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities. Investments in emerging markets debt obligations are subject to increased credit risk.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. There is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK. Mortgage-related and other asset-backed securities more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. Mortgage Backed Securities Index. The Fund also intends to compare its performance to the performance of the Lipper U.S. Mortgage Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Pacific Investment Management Company LLC

PORTFOLIO MANAGER              TITLE                 MANAGED FUND SINCE
-------------------------      -----------------     ------------------
Scott Simon                    Portfolio Manager     May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

                      Summary of VP - PIMCO Mortgage-Backed Securities Fund | 44

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                           Summary of VP - U.S. Equity Fund | 45

SUMMARY OF VP - U.S. EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources,

                                           Summary of VP - U.S. Equity Fund | 46

product diversification and competitive strengths. Securities of small and medium size companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 2000(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Small-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER                  TITLE                MANAGED FUND SINCE
-------------------------------    -----------------    ------------------
[to be inserted upon amendment]    Portfolio Manager    May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                                  Summary of VP - UBS Large Cap Growth Fund | 47

SUMMARY OF VP - UBS LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. [

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization U.S. companies. The Fund defines large capitalization companies as those with a market capitalization greater than $3 billion at the time of purchase. Up to 25% of the Fund's net assets may be invested in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

                                  Summary of VP - UBS Large Cap Growth Fund | 48

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities are often volatile and trading costs are higher. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Russell 1000 Growth(R) Index. The Fund also intends to compare its performance to the performance of the Lipper Large-Cap Growth Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: UBS Global Asset Management (Americas) Inc.

PORTFOLIO MANAGER        TITLE                MANAGED FUND SINCE
---------------------    -----------------    ------------------
Lawrence G. Kemp, CFA    Portfolio Manager    May 2010
Philip Ruvinsky, CFA     Portfolio Manager    May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

                 Summary of VP - Wells Fargo Short Duration Government Fund | 49

SUMMARY OF VP - WELLS FARGO SHORT DURATION GOVERNMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income consistent with capital preservation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                     CLASS 1  CLASS 2
Management fees                                                                       [___]%   [___]%
Distribution and/or service (12b-1) fees                                              [___]%   [___]%
Other expenses                                                                        [___]%   [___]%
[Acquired fund fees and expenses]                                                     [___]%   [___]%
Total annual fund operating expenses                                                  [___]%   [___]%
Less: Fee waiver/expense reimbursement(b)                                            [(__)]%  [(__)]%
Total annual (net) fund operating expenses after fee waiver/expense reimbursement(b)  [___]%   [___]%

(a) Other expenses [and acquired fund fees and expenses] are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed ____% for Class 1 and ____% for Class 2.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS
Class 1        $____      $____
Class 2        $____      $____

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund invests at least 20% of its net assets within non-government mortgage and asset-backed securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

LEVERAGE RISK. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. There is no guarantee that a leveraging strategy will be successful.

                 Summary of VP - Wells Fargo Short Duration Government Fund | 50

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

STRIPPED SECURITIES RISK. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available the Fund intends to compare its performance to the performance of the Barclays Capital U.S. 1-3 Year Government Bond Index. The Fund also intends to compare its performance to the performance of the Lipper Short U.S. Government Funds Index.

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Wells Capital Management Incorporated

PORTFOLIO MANAGER       TITLE                MANAGED FUND SINCE
--------------------    -----------------    ------------------
Thomas O'Connor, CFA    Portfolio Manager    May 2010
Troy Ludgood            Portfolio Manager    May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund will distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

         More Information about RiverSource VP - Limited Duration Bond Fund | 51

MORE INFORMATION ABOUT RIVERSOURCE VP - LIMITED DURATION BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries, issuers and securities relative to the Fund's benchmark, the Barclays Capital U.S. 1-5 Year Credit Index (the Index).

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

-     Investing in lower-quality (junk) bonds as opportunities arise.

- Targeting an average portfolio duration within one year of the duration of the Index which, as of _____, 2010, was __ years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

- The portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.

- Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

-     Whether a sector or industry is experiencing change.

-     Changes in the interest rate or economic outlook.

-     Identification of a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts, structured notes and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Active Management Risk

-     Credit Risk

-     Derivatives Risk

-     Risks of Foreign Investing

-     Interest Rate Risk

-     Liquidity Risk

-     Market Risk

-     Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

-     Managed the Fund since May 2010.

-     Sector Leader of the investment grade credit sector team.

         More Information about RiverSource VP - Limited Duration Bond Fund | 52

- Joined RiverSource Investments in 2002 as Vice President/Senior Investment Grade Sector Leader and portfolio manager.

-     Began investment career in 1986.

-     MBA, University of Michigan.

Timothy J. Doubek, CFA, Portfolio Manager

-     Managed the Fund since May 2010.

-     Sector Manager on the investment grade credit sector team.

- Joined RiverSource Investments in June 2001 as a senior portfolio manager and became an investment grade sector manager in 2002.

-     Began investment career in 1987.

-     MBA, University of Michigan.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

              More Information about RiverSource VP - Strategic Income Fund | 53

MORE INFORMATION ABOUT RIVERSOURCE VP - STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and capital growth as a secondary objective. Because any investment involves risk, there is no assurance that these objectives can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily allocated among various fixed income investment categories including: high yield bonds, emerging markets bonds, floating rate loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. A smaller portion of the Fund may be allocated to real estate investment trusts (REITs) and U.S. and international equity securities.

The Fund's investment manager, RiverSource Investments, LLC, relies on various qualitative and proprietary quantitative inputs to tactically allocate the Fund's assets across the different asset classes and investment categories set forth below.

The Fund may invest up to 100% of its total assets in foreign investments, which may include emerging markets, and up to 75% of its total assets in below investment-grade debt securities (junk bonds) and floating rate loans.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The loans in which the Fund will invest are typically senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments).

The quantitative models that serve as inputs into the investment manager's tactical allocation decisions take into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk and yield potential. Typically, asset allocation changes will be made monthly to refine the Fund's positioning. The allocation of investments will remain within the ranges selected by the investment manager. The ranges selected by the investment manager are:

ASSET CLASS                           INVESTMENT CATEGORY                      RANGE
Fixed Income  Below investment-grade  High yield bonds                         25-75%
                                      High yield, floating rate loans
                                      Emerging markets bonds

              Investment-grade        Government and corporate bonds           15-70%
                                      Mortgage-backed securities

                                      Treasury inflation protected securities
                                      International bonds

Equity                                Real estate                               0-10%
                                      U.S. and international equities

Cash                                  Cash                                      0-30%

Individual security selection within each investment category is made by specialized investment teams as set forth below.

The investment manager chooses fixed income securities and floating rate loans for investment by considering various factors including degree of interest rate risk, credit quality, price and yield potential. For fixed income securities, its investment process includes, among other factors:

- Seeking to identify opportunities and risks by reviewing domestic and foreign interest rates and economic forecasts.

- Investing more heavily in certain sectors based on the investment manager's market expectations.

- Identifying U.S. and foreign bonds that are investment-grade or below investment-grade.

- Identifying securities that are expected to outperform other securities. In this analysis, the investment manager will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).

- Identifying obligations that may benefit from currency fluctuations and interest rate differences among countries.

              More Information about RiverSource VP - Strategic Income Fund | 54

For floating rate loans, the investment manager's investment selection process includes, among other factors:

-     An analysis of the borrower's capital structure.

-     A competitive analysis of the borrower and its industry.

-     An evaluation of the management team's capabilities.

- A review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to continue to hold or sell a fixed income security or a floating rate loan, the investment manager considers, among other factors, whether:

- The security or loan is overvalued relative to other potential investments.

-     The interest rate or economic outlook has changed.

- The security or loan has reached the investment manager's price objective or moved above a reasonable valuation target.

-     The investment manager has identified a more attractive opportunity.

- The issuer's credit quality has declined or the investment manager expects it to decline.

- The issuer or the security continues to meet the other standards described above.

The investment manager chooses equity investments by employing proprietary, disciplined quantitative methods. The investment manager's disciplined, quantitative approach is designed to identify companies across the capitalization spectrum (large-, mid- and small-cap companies) with:

-     Attractive valuations, based on factors such as price-to-earnings ratios;

-     Sound balance sheets; or

-     Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

-     The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

Within the equity asset class allocation, the investment manager chooses real estate investment trusts by:

- Focusing on companies that it believes can achieve sustainable growth in cash flow and dividend paying ability.

- Using fundamental analysis of each company's financial condition and industry position to select investments.

- Seeking to purchase securities so that its underlying portfolio will be diversified geographically and by property type.

In evaluating whether to sell these types of securities, the investment manager considers, among other factors, whether:

-     The growth or income potential of a security has materially changed.

-     The investment manager has identified a more attractive opportunity.

The investment manager may also use Exchange Traded Funds (ETFs) to gain exposure to the various equity investment categories.

The investment manager may use derivatives such as futures, options, swaps, forward contracts and structured notes, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Market Risk

-     Active Management Risk

-     Quantitative Model Risk

-     Interest Rate Risk

-     Credit Risk

-     Highly Leveraged Transactions Risk

-     Impairment of Collateral Risk

-     Prepayment and Extension Risk

-     Counterparty Risk

              More Information about RiverSource VP - Strategic Income Fund | 55

-     Risks of Foreign Investing

-     Issuer Risk

-     Liquidity Risk

-     Derivatives Risk

-     Confidential Information Access Risk

-     Real Estate Industry Risk

-     Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Senior Portfolio Manager

-     Managed the Fund since May 2010.

-     Vice President, Institutional Fixed Income.

- Joined RiverSource Investments in 1986 and became manager of the Investment Statistical Group in 1989. He became a portfolio manager in 1995.

-     Began investment career in 1989.

-     BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

-     Managed the Fund since May 2010.

-     Sector manager, multi-sector fixed income.

- Joined RiverSource Investments in 2003 as an associate analyst in municipal bond research. He became a portfolio manager in 2009.

-     Began investment career in 2003.

-     BSB, University of Minnesota, Carlson School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                  More Information about VP - AIM International Growth Fund | 56

MORE INFORMATION ABOUT VP - AIM INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least four countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest in securities that provide exposure to emerging markets.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Invesco Advisers, Inc. (Invesco), which provides day-to-day portfolio management of the Fund.

Invesco employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The investment strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose market prices do not fully reflect these attributes. Invesco uses quantitative screens to seek to identify securities that are attractive based on their earnings, quality and valuation. Investments for the Fund are then selected using "bottom-up" fundamental research. The focus is on the strengths of individual companies, rather than sector or country trends.

Invesco may consider selling a security for several reasons, including when Invesco believes (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

-     Active Management Risk

-     Risks of Foreign Investing

-     Issuer Risk

-     Liquidity Risk

-     Market Risk

-     Small Company Risk

PORTFOLIO MANAGEMENT

Subadviser. Invesco, which began serving as Subadviser to the Fund in May 2010, is located at located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Invesco, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Clas G. Olsson leads a team of portfolio managers who are responsible for the day-to-day management of the Fund.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Clas G. Olsson, Senior Portfolio Manager, CIO of Invesco Aim's International Growth Investment Management Unit

-     Managed the Fund since May 2010.

- Joined Invesco as an investment officer and international portfolio analyst in 1994 and promoted to his current position in 1997.

-     Lead manager with respect to investments in Europe and Canada.

-     Began investment career in 1994.

-     BA in business administration, University of Texas.

Barrett Sides, Senior Portfolio Manager

-     Managed the Fund since May 2010.

- Joined Invesco as a portfolio administrator and promoted to portfolio manager in 1997.

-     Lead manager with respect to investments in Asia Pacific and Latin
      America.

-     Began investment career in 1989.

- BS in economics, Bucknell University and MBA in international business, University of St. Thomas.

Shuxin Cao, CFA, Senior Portfolio Manager

-     Managed the Fund since May 2010.

- Joined Invesco as an international equity analysts with a focus on Asia in 1997 and promoted to portfolio manager in 1999.

                  More Information about VP - AIM International Growth Fund | 56

-     Began investment career in 1993.

-     BA in English, Tianjin Foreign Language Institute and MBA, Texas A&M
      University.

Matthew Dennis, CFA, Portfolio Manager

-     Managed the Fund since May 2010.

- Joined Invesco as senior portfolio analyst in 2000 and promoted to portfolio manager in 2003.

-     Began investment career in 1994.

- BA in economics from The University of Texas at Austin and MS in finance from Texas A&M University.

Jason Holzer, CFA, Senior Portfolio Manager

-     Managed the Fund since May 2010.

- Joined Invesco as senior analyst in 1996 and promoted to portfolio manager in 1999.

-     Began investment career in 1994.

- BA in quantitative economics and MS in engineering-economic systems from Stanford University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

     More Information about VP - AllianceBernstein International Value Fund | 58

MORE INFORMATION ABOUT VP - ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, AllianceBernstein L.P. (AllianceBernstein), which provides day-to-day portfolio management of the Fund.

AllianceBernstein uses a value-oriented approach to make buy and sell decisions that is disciplined, centralized and highly systematic. This means that, in selecting investments for the Fund, AllianceBernstein seeks to:

- Use research analysis that is fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

- Invest in stocks that are underpriced -- that have low price/earnings ratios, low price/book-value ratios and high dividend yields.

AllianceBernstein may sell a stock when it no longer meets the standards described.

AllianceBernstein may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year, in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. AllianceBernstein also may purchase foreign currency for immediate settlement in order to purchase foreign securities. AllianceBernstein may use stock index futures to equitize temporary and transactional cash balances.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Active Management Risk

-     Derivatives Risk

-     Risks of Foreign Investing

-     Issuer Risk

-     Market Risk

-     Quantitative Model Risk

PORTFOLIO MANAGEMENT

Subadviser: AllianceBernstein, which began serving as Subadviser to the Fund in May 2010, is located at 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Sharon E. Fay, CFA, Portfolio Manager

-     Managed the fund since May 2010.

- Executive Vice President; Head of Bernstein Value Equities since 2009; and Chief Investment Officer -- Global Value Equities and Chair of the Global Value Investment Policy Group since 2003.

- CIO-Global Value Equities overseeing the portfolio management and research activities relating to cross-border and non-U.S. value investment portfolios from 2003 to 2008, and CIO-European and UK Value Equities from 1999 to 2006 (Co-CIO from 2003 to 2006).

- Joined AllianceBernstein in 1990 as a research analyst, subsequently launching Canadian Value, AllianceBernstein's first single-market service focused outside the U.S. Ms. Fay then went on to launch the UK and European Equity services and build AllianceBernstein's London office, its first portfolio management team based outside the U.S.

-     BA from Brown University and MBA from Harvard Business School.

-     Location:  London

Kevin F. Simms, Portfolio Manager

-     Managed the fund since May 2010.

     More Information about VP - AllianceBernstein International Value Fund | 59

- Co-Chief Investment Officer - International Value Equities since 2003; Director of Research - Global Value Equities since 2000.

- Joined Alliance Bernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities.

-     BSBA from Georgetown University and MBA from Harvard Business School.

-     Location:  New York.

Henry S. D'Auria, CFA, Portfolio Manager

-     Managed the fund since May 2010.

- Chief Investment Officer - Emerging Markets Value Equities since 2002; and Co-Chief Investment Officer - International Value Equities since 2003.

- Joined AllianceBernstein in 1991 as a research analyst covering consumer and natural-gas companies, and he later covered the financial-services industry.

-     BA from Trinity College.

-     Location: New York.

Eric J. Franco, CFA, Senior Portfolio Manager

-     Managed the fund since May 2010.

- Joined AllianceBernstein as a senior portfolio manager for international and global value equities in 1998.

-     BA in Economics from Georgetown University

-     Location: New York.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

         More Information about VP - American Century Diversified Bond Fund | 60

MORE INFORMATION ABOUT VP - AMERICAN CENTURY DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Citigroup U.S. Broad Investment-Grade Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality
(junk) bonds. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, American Century Investment Management, Inc. (American Century), which provides day-to-day portfolio management of the Fund.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, American Century decides which debt securities to buy and sell by considering:

-     the desired maturity requirements for the portfolio.

-     the portfolio's credit quality standards.

-     current economic conditions and the risk of inflation.

- special features of the debt securities that may make them more or less attractive.

Because the Fund will own many debt securities, American Century calculates the average of the remaining maturities of all the debt securities the Fund owns to evaluate the interest rate sensitivity of the entire investment portfolio. This average is weighted according to the size of the Fund's individual holdings and is called the weighted average maturity. American Century generally seeks to maintain the weighted average maturity of the Fund's investment portfolio at three and one-half years or longer. Within this maturity limit, American Century may shorten the investment portfolio's maturity during periods of rising interest rates in order to seek to reduce the effect of bond price declines on the Fund's value. When interest rates are falling and bond prices are rising, American Century may lengthen the portfolio's maturity.

The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

American Century may use derivatives such as futures, options, and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Active Management Risk

-     Credit Risk

-     Derivatives Risk

-     Interest Rate Risk

-     Issuer Risk

-     Liquidity Risk

-     Market Risk

-     Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

         More Information about VP - American Century Diversified Bond Fund | 61

Subadviser: American Century, which began serving as Subadviser to the Fund in May 2010, is located at 4500 Main Street, Kansas City, Missouri 64111. American Century, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

American Century uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm's Macro Strategy Team, which is responsible for periodically adjusting the Fund's strategic investment parameters based on economic and market conditions. The Fund's other portfolio managers are responsible for security selection and portfolio construction for the Fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the Fund.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Robert V. Gahagan, Senior Portfolio Manager (Macro Strategy Team Representative)

-     Managed the Fund since 2010

-     Joined American Century in 1983 as Research Analyst

-     Portfolio Manager at American Century since 1991

-     Began investment career in 1983

-     B.A. and M.B.A, University of Missouri - Kansas City

Alejandro H. Aguilar, CFA, Portfolio Manager

-     Managed the Fund since 2010

-     Joined American Century in 2003 as Portfolio Manager

-     Began investment career in 1994

-     B.A., University of California - Berkeley; M.B.A., University of Michigan

Jeffrey L. Houston, CFA, Portfolio Manager

-     Managed the Fund since 2010

-     Joined American Century in 1990 as Municipal Securities Analyst

-     Portfolio Manager at American Century since 1994

-     Began investment career in 1986

-     B.A., University of Delaware; M.A., Syracuse University

Brian Howell, Portfolio Manager

-     Managed the Fund since 2010

-     Joined American Century in 1987 as Research Analyst

-     Portfolio Manager at American Century since 1996

-     Began investment career in 1987

-     B.A. and M.B.A; University of California - Berkeley

G. David MacEwen, Chief Investment Officer - Fixed Income and Portfolio Manager (Macro Strategy Team Representative)

-     Managed the Fund since 2010

-     Joined American Century in 1991 as Portfolio Manager

-     Began investment career in 1982

-     B.A., Boston University; M.B.A., University of Delaware

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                   More Information about VP - American Century Growth Fund | 62

MORE INFORMATION ABOUT VP - AMERICAN CENTURY GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of U.S. companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, American Century Investment Management, Inc. (American Century), which provides day-to-day portfolio management of the Fund.

In implementing its strategy, the Fund uses a bottom-up approach to stock selection. This means that investment decisions are based primarily on analysis of individual companies, rather than broad economic forecasts. Stock selection is based primarily on analysis of individual companies that seeks to identify and evaluate trends in earnings, revenues and other business fundamentals. American Century uses a variety of analytical research tools and techniques to identify the stocks of companies that meet its investment criteria. Under normal market conditions, the Fund's portfolio will primarily consist of securities of larger sized U.S. companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company's business. These techniques help American Century determine whether to buy or hold the stocks of companies it believes have favorable growth prospects and whether to sell the stocks of companies whose characteristics no longer meet its criteria.

The Fund may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Active Management Risk

-     Issuer Risk

-     Market Risk

-     Derivatives Risk

PORTFOLIO MANAGEMENT

Subadviser: American Century, which began serving as Subadviser to the Fund in May 2010, is located at 4500 Main Street, Kansas City, Missouri 64111. American Century, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. American Century uses a team of portfolio managers and analysts to manage the Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Gregory J. Woodhams, CFA, Chief Investment Officer, U.S. Growth Equity - Large Cap and Senior Portfolio Manager

-     Managed the Fund since 2010

-     Joined American Century in 1997 as Portfolio Manager

-     Began investment career in 1981

-     BA, Rice University; MA University of Wisconsin

E. A. Prescott LeGard, CFA, Portfolio Manager

-     Managed the Fund since 2010

-     Joined American Century in 1999 as Portfolio Manager

-     Began investment career in 1991

-     BA, DePauw University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

          More Information about VP - Eaton Vance Floating-Rate Income Fund | 63

MORE INFORMATION ABOUT VP - EATON VANCE FLOATING-RATE INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be considered by the investment manager to be of comparable quality. The Fund may also purchase investment grade fixed income debt securities and money market instruments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. Currently, there is an active trading market for these loans. They are generally valued on a daily basis by independent pricing services.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Eaton Vance Management (Eaton Vance), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund's objective, Eaton Vance identifies loans for potential investment by conducting extensive credit analysis which typically includes:

- an analysis of the collateral value supporting such loan, the liquidity profile of the borrower, an analysis of the borrower's capital structure;

- a competitive analysis of the borrower and its industry, an evaluation of the management team's capabilities;

- a review of the legal documentation supporting such loan, including an analysis of the covenants and the rights and remedies of the lender; and

-     the Fund's relative concentration by industry.

Additionally, Eaton Vance considers its interest rate outlook, the interest rate (and floating rate formula) to be paid on the investment, the portfolio's exposure to a particular sector, and the relative value of the loan within the sector, among other factors. Once a loan is in the portfolio, it is regularly monitored. Generally, a decision to hold or sell a loan is made based on Eaton Vance's analysis of the relative value of other opportunities for investment, the borrower's risk profile, and expected recovery values versus the current market value of the holding.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

-     Market Risk

-     Credit Risk

-     Liquidity Risk

-     Active Management Risk

-     Confidential Information Access Risk

-     Counterparty Risk

-     Highly Leveraged Transactions Risk

-     Impairment of Collateral Risk

-     Interest Rate Risk

-     Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

Subadviser: Eaton Vance, which began serving as Subadviser to the Fund in May 2010, is located at Two International Place, Boston, MA 02110. Eaton Vance, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

          More Information about VP - Eaton Vance Floating-Rate Income Fund | 64

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Scott H. Page, CFA, Portfolio Manager

-     Managed the Fund since 2010

-     Joined Eaton Vance in 1989

-     Portfolio Manager in Eaton Vance bank loan group since 1996

- Began investment career as an investment officer of the Dartmouth College endowment and an Assistant Vice President in the Leveraged Finance Department of Citicorp.

-     B.A. Williams College; M.B.A. Amos Tuck School at Dartmouth College

Craig P. Russ, Portfolio Manager

-     Managed the Fund since 2010

-     Joined Eaton Vance in 1997

-     Portfolio Manager in Eaton Vance bank loan group since 2001

-     Began investment career in commercial lending with State Street Bank

- B.A. Middlebury College; also studied at the London School of Economics and Political Science

Andrew Sveen, Portfolio Manager

-     Managed the Fund since 2010

- Joined Eaton Vance in 1991 as a senior financial analyst in the bank loan group

-     Portfolio Manager in Eaton Vance bank loan group since 2008

-     Began investment career as a corporate lending officer at State Street
      Bank

- B.S. from Dartmouth College; M.B.A. from William Simon School of Business Finance

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

 More Information about VP - Fidelity Investments International Equity Fund | 65

VP - FIDELITY INVESTMENTS INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's assets will be primarily invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE Index (Index). The market capitalization range of the companies included within the Index was $_____ billion to $______ billion as of ___________, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Pyramis Global Advisors, LLC (Pyramis), an indirectly held, wholly-owned subsidiary of FMR LLC (Fidelity Investments), which provides day-to-day portfolio management of the Fund.

When buying and selling a security, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including, but not limited to, its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. These securities may then be analyzed using statistical models to further evaluate the securities' growth potential, valuation, liquidity, and investment risks.

The Fund may use derivatives such as futures, options, swaps and forward contracts to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Active Management Risk

-     Derivatives Risk

-     Risks of Foreign Investing

-     Issuer Risk

-     Liquidity Risk

-     Market Risk

PORTFOLIO MANAGEMENT

Subadviser: Pyramis Global Advisors, LLC, an indirectly held, wholly-owned subsidiary of Fidelity Investments, which began serving as Subadviser to the Fund in May 2010, is located at 900 Salem Street, Smithfield, Rhode Island 02917. Pyramis, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Cesar Hernandez, CFA, Lead Portfolio Manager

-     Managed the Fund since May 2010.

- Joined Fidelity Investments in 1989. Mr. Hernandez developed the select international strategy at Fidelity Investments and has been responsible for managing select international and select global portfolios on behalf of institutional investors around the world since the discipline's inception in 1989.

-     Began investment career in 1986.

-     BS, Universidad Simon Bolivar; MBA, Babson College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                                    More Information about VP - Growth Fund | 66

MORE INFORMATION ABOUT VP - GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund's net assets may be invested in foreign investments.

In pursuit of the Fund's objective, the investment manager chooses equity investments by, among other things:

-     Analyzing a company's:

      -     management's track record;

      -     financial strength;

      - growth potential (on average, a company's expected ability to generate future earnings growth of at least 15% per year); and

      -     competitive market position.

- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

- Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-     The security is overvalued relative to alternative investments.

- The company has met the investment manager's earnings and/or growth expectations.

- Political, economic, or other events could affect the company's performance.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Active Management Risk

-     Issuer Risk

-     Market Risk

-     Risk of Foreign Investing

PORTFOLIO MANAGEMENT

Portfolio Manager[s]. The portfolio manager[s] responsible for the day-to-day management of the Fund are:

[to be inserted upon amendment]

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                             More Information about VP - International Fund | 67

MORE INFORMATION ABOUT VP - INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

In pursuit of its objective, the Fund's assets are primarily invested in equity securities of foreign issuers. The Fund may invest in companies in both developed and in emerging markets.

The portfolio managers choose investments through a combination of regional and sector analysis to determine target allocation ranges along with company specific research to assess investment risk and return potential of investing in particular securities. In its regional and sector analysis, the portfolio managers analyze both macroeconomic and political variables, including market trends and cycles, international trade opportunities as well as political strength and stability. At the company level, the portfolio managers analyze factors including financial results, product position, market opportunities and strength of management.

In determining whether to sell a security, the portfolio managers evaluate macroeconomic and political changes and changes in company specific factors and the relative risk and return characteristics between regions, sectors and individual companies. The portfolio managers may also sell a security once it has achieved its price objective or falls below its price floor.

The Fund will normally have exposure to foreign currencies. The portfolio managers closely monitor the Fund's exposure to foreign currency. From time to time the Fund may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Risks of Foreign Investing

-     Issuer Risk

-     Active Management Risk

-     Market Risk

-     Small and Mid-Sized Company Risk

-     Derivatives Risk

PORTFOLIO MANAGEMENT

Portfolio Manager[s]. The portfolio managers responsible for the day-to-day management of the Fund are:

[to be inserted upon amendment]

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                     More Information about VP - J.P. Morgan Core Bond Fund | 68

MORE INFORMATION ABOUT VP - J.P. MORGAN CORE BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund's investment, have been downgraded to a below investment grade rating. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, JPMorgan Investment Advisors Inc. (JPMIM), which provides day-to-day portfolio management of the Fund.

JPMIM analyzes four major factors in managing and constructing the Fund's investment portfolio: duration, market sectors, maturity concentrations and individual securities. JPMIM looks for market sectors and individual securities that it believes will perform well over time. JPMIM selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction. JPMIM incorporates a bottom-up, value-oriented approach to fixed income investment management, including:

-     identifying securities that are priced inefficiently;

- making sector allocation decisions based on a broad sector outlook, utilizing expected return and valuation analysis;

- managing the yield curve, with an emphasis on evaluating relative risk/reward relationships along the yield curve; and

-     managing portfolio duration, primarily as a risk control measure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Active Management Risk

-     Credit Risk

-     Interest Rate Risk

-     Issuer Risk

-     Liquidity Risk

-     Market Risk

-     PREPAYMENT AND EXTENSION RISK PORTFOLIO MANAGEMENT

Subadviser: JPMIM, which began serving as Subadviser to the Fund in May 2010, is located at 245 Park Avenue, New York, New York 10167. JPMIM, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day portfolio management of the Fund managed by JPMIM consists of:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Douglas S. Swanson, Portfolio Manager

-     Managed the Fund since 2010

-     Joined JPMIM and/or its predecessor in 1983 as Portfolio Manager

-     Began investment career in 1983

- B.S., Massachusetts Institute of Technology; M.S., Sloan School at the Massachusetts Institute of Technology

Christopher Nauseda, Portfolio Manager

-     Managed the Fund since 2010

-     Joined JPMIM and/or its predecessor in 1998 as Portfolio Manager

-     Began investment career in 1982

                     More Information about VP - J.P. Morgan Core Bond Fund | 69

-     B.S. and M.B.A, Wayne State University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                   More Information about VP - Jennison Mid Cap Growth Fund | 70

MORE INFORMATION ABOUT VP - JENNISON MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included in the Index was $______ billion to $______ billion as of _______, 2010. The market capitalization range and composition of the Index is subject to change. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. Up to 25% of the Fund's net assets may be invested in foreign investments.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Jennison Associates LLC (Jennison), which provides day-to-day portfolio management of the Fund.

Jennison seeks to identify companies with above-average earnings-per-share growth that generally have the following characteristics:

-     Sustainable earnings growth over the investment horizon

-     Strong business fundamentals

-     Stable and enduring franchise value

Jennison uses a "bottom-up," research intensive approach to build a diversified portfolio of companies with attractive valuations and projected strong earnings growth on an intermediate-term basis. Jennison believes the market often under-appreciates the performance of these steady-growth companies and seeks to capture inflection points in a company's growth rates or business model, looking for companies transitioning from early-stage growth to a more mature, seasoned level of performance.

Jennison typically sells a security when one or more of the following occurs:

-     The security exceeds Jennison's target price

- A fundamental change in earnings growth or company dynamics alters Jennison's view of appreciation potential

- Risk characteristics increase due to changes in company fundamentals or industry trends

-     A more attractive holding candidate is uncovered

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Issuer Risk

-     Active Management Risk

-     Market Risk

-     Mid-Sized Company Risk

-     Risk of Foreign Investing

PORTFOLIO MANAGEMENT

Subadviser: Jennison, which began serving as Subadviser to the Fund in May 2010, is located at 466 Lexington Avenue, New York, NY 10017. Jennison, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

John Mullman, CFA, Portfolio Manager

-     Portfolio Manager and Managing Director at Jennison

-     Managed the Fund since May 2010

-     Joined Jennison in August 2000 as a portfolio manager

-     Began investment career in 1987

-     BA, College of the Holy Cross; MBA, Yale University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

                   More Information about VP - Jennison Mid Cap Growth Fund | 71

For more information see "Fund Management and Compensation."

                                 More Information about VP - MFS Value Fund | 72

MORE INFORMATION ABOUT VP - MFS VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Up to 25% of the Fund's net assets may be invested in foreign investments.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Massachusetts Financial Services Company
(MFS), which provides day-to-day portfolio management of the Fund.

Equity securities in which MFS may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While MFS may invest the Fund's assets in companies of any size, MFS generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

MFS uses a "bottom-up" investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-     Risks of Foreign Investing

-     Issuer Risk

-     Active Management Risk

-     Market Risk

PORTFOLIO MANAGEMENT

Subadviser: MFS, which began serving as Subadviser to the Fund in May 2010, is located at 500 Boylston Street, Boston, MA 02116. MFS, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nevin P. Chitkara, Portfolio Manager

-     Investment Officer and Portfolio Manager of MFS

-     Managed the Fund since May 2010

-     Employed in the investment area of MFS since 1997

-     Began investment career in [1992]

-     BS, Boston University; MBA, Massachusetts Institute of Technology

Steven R. Gorham, Portfolio Manager

-     Investment Officer and Portfolio Manager of MFS

-     Managed the Fund since May 2010

-     Joined MFS in [1997]

-     Employed in the investment area of MFS since 1992

-     BS, University of New Hampshire; MBA, Boston College

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

         More Information about VP - Mondrian International Small Cap Fund | 73

MORE INFORMATION ABOUT VP - MONDRIAN INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of small cap companies. Small cap companies are defined as those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. The market capitalization range of the companies included in the Index was $_______ billion to $______ billion as of ____________, 2010. The market capitalization range and composition of the Index is subject to change. The Fund may also invest in emerging markets. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Mondrian Investment Partners Limited (Mondrian), which provides day-to-day portfolio management of the Fund.

Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. Mondrian considers small cap opportunities to be companies whose market capitalization falls within the range of companies in the Index. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will enter into the Fund. Mondrian's three-stage research process includes:

-    An overview of financial statements and industry prospects;

- Meetings (on-site) with company management to have a clearer understanding of business operations and growth prospects; and

- Using a combination of bottom-up/top-down inputs to model the future income stream, balance sheet and cash flow projections of the company to ascertain the long-term dividend paying capability of the company, which are then used as inputs into the inflation adjusted dividend discount methodology to derive the underlying value of a company.

In addition, Mondrian may sell a security if in its view:

- Price appreciation has led to a significant overvaluation against a predetermined value level as defined by the dividend discount model;

-    Change in the fundamentals adversely affects ongoing appraisal of value;

-    More attractive alternatives are discovered; and

-    Market capitalization significantly exceeds Mondrian's targeted ceiling.

Mondrian may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Derivatives Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Subadviser: Mondrian, which began serving as Subadviser to the Fund in May 2010, is located at 10 Gresham Street, 5th Floor, London, United Kingdom EC2V7JD. Mondrian, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

         More Information about VP - Mondrian International Small Cap Fund | 74

Dr. Ormala Krishnan, Senior Portfolio Manager

Dr. Krishnan heads Mondrian's international small cap strategy. Dr. Krishnan has managed the Fund since May 2010. Dr. Krishnan started her investment career in 1993 with Singapore based Koeneman Capital Management. Prior to joining Mondrian in 2000 as a portfolio manager, Dr. Krishnan was an investment consultant with William M. Mercer. Upon completion of her BSc in pure and applied mathematics from the National University of Singapore, Dr. Krishnan achieved her MSc in actuarial science from City University, London. In 2006, Dr. Krishnan completed her doctoral program in investment and finance from Sir John Cass Business School, City of London. Her doctoral thesis was on "Value versus Growth in the Asian Equity Markets".

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

        More Information about VP - Morgan Stanley Global Real Estate Fund | 75

More Information about VP - Morgan Stanley Global Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income and capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs), real estate investment trusts (REITs), and similar entities formed under the laws of non-U.S. countries.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Subadvisers (as defined below) may reduce this 40% minimum investment amount to 30% if the Subadvisers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S..

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's Subadviser, Morgan Stanley Investment Management Inc.
(MSIM), which provides day-to-day portfolio management of the Fund. MSIM is also responsible for the supervision of Morgan Stanley Investment Management Limited (MSIM Limited) and Morgan Stanley Investment Management Company (MSIM Company), each of which assists MSIM with the day-to-day portfolio management of the Fund. MSIM, MSIM Limited and MSIM Company are collectively referred to as the Subadvisers.

The Subadvisers actively manage the Fund using a combination of top-down and bottom-up methodologies. The global top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household information and income). The Subadvisers employ a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Subadvisers consider broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns.

The Subadvisers generally consider selling a portfolio holding when they determine that the holding is less attractive based on a number of factors, including changes in the holding's share price, underlying asset value, earnings prospects relative to its peers and/or business prospects.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Non-Diversification Risk

-    Market Risk

-    Real Estate Industry Risk

-    Small and Mid-Sized Company Risk

-    Risks of Foreign Investing

-    Foreign Currency Risk

PORTFOLIO MANAGEMENT

Subadvisers: MSIM, which began serving as the Fund's Subadviser in May 2010, is located at 522 Fifth Avenue, New York, New York 10036. MSIM, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio,

        More Information about VP - Morgan Stanley Global Real Estate Fund | 76

as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. MSIM is also responsible for the supervision of MSIM Limited, located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 04948, each of which assist with the Fund's day-to-day portfolio management, under separate Delegation Agreements with MSIM.

The Fund's assets are managed within the Real Estate team, which is comprised of portfolio managers and analysts of MSIM, MSIM Limited and MSIM Company.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Theodore R. Bigman, Portfolio Manager

-    Managed the Fund since May 2010

-    Managing Director of MSIM

-    Associated with MSIM in an investment management capacity since 1995

Michiel te Paske, Portfolio Manager

-    Managed the Fund since May 2010

-    Managing Director of MSIM

-    Associated with MSIM in an investment management capacity since 1997

Sven Van Kemenade, Portfolio Manager

-    Managed the Fund since May 2010

-    Managing Director of MSIM

-    Associated with MSIM in an investment management capacity since 1997

Angeline Ho, Portfolio Manager

-    Managed the Fund since May 2010

-    Managing Director of MSIM

-    Associated with MSIM in an investment management capacity since 1997

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                       More Information about VP - NFJ Dividend Value Fund | 77

MORE INFORMATION ABOUT VP - NFJ DIVIDEND VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital and income. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund's net assets may be invested in foreign investments, including those from emerging markets. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, NFJ Investment Group LLC (NFJ), which provides day-to-day portfolio management of the Fund.

NFJ uses a "value" investing style focusing on companies, including real estate investment trusts (REITs), whose securities it believes have low valuations. NFJ uses quantitative factors to screen the Fund's initial selection universe. To further narrow the universe, NFJ analyzes factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and changes in companies' fundamentals. NFJ also identifies what it believes to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental research, NFJ selects securities for the Fund.

NFJ considers selling a security when it believes any of the factors leading to the security's purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Rsks of Foreign Investing

-    Issuer Risk

-    Active Management Risk

-    Market Risk

PORTFOLIO MANAGEMENT

Subadviser: NFJ, which began serving as Subadviser to the Fund in May 2010, is located at 2100 Ross Avenue, Suite 700, Dallas TX 75201. NFJ, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers.The portfolio managers responsible for the day-to-day management of the Fund are:

Benno J. Fischer, CFA, Portfolio Manager

-    Managing Director and founding partner of NFJ

-    Managed the Fund since May 2010

-    Founded NFJ in 1989

-    Has over 44 years of investment experience

Paul Magnuson, Portfolio Manager

-    Portfolio Manager and Managing Director of NFJ

-    Managed the Fund since May 2010

-    Joined NFJ in 1992

-    Has over 24 years of investment experience

R. Burns McKinney, CFA, Portfolio Manager

-    Portfolio Manager and Senior Vice President of NFJ

-    Managed the Fund since May 2010

-    Joined NFJ in 2006

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                       More Information about VP - NFJ Dividend Value Fund | 78

-    Prior to joining NFJ, was an equity analyst at Evergreen Investments since
     2001

-    Has over 13 years of investment experience

Thomas W. Oliver, CFA, CPA, Portfolio Manager

-    Portfolio Manager and Senior Vice President of NFJ

-    Managed the Fund since May 2010

-    Joined NFJ in 2005

- Prior to joining NFJ, was a manager of corporate reporting at Perot Systems since 1998

-    Has over 14 years of investment experience

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                More Information about VP - Partners Small Cap Growth Fund | 79

MORE INFORMATION ABOUT VP - PARTNERS SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000(R) Growth Index (the Index). The market capitalization range of the companies included in the Index was $________ billion to $_________ billion as of ____________, 2010. The market capitalization range and composition of the Index is subject to change. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. Up to 25% of the Fund's net assets may be invested in foreign investments.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, TCW Investment Management Company (TCW), Wells Capital Management Incorporated (Wells) and London Company of Virginia, doing business as The London Company (TLC) (each, a Subadviser), which provide day-to-day portfolio management of the Fund. RiverSource Investments, subject to the oversight of the Fund's Board of Trustees, decides the proportion of the Fund's assets to be managed by each Subadviser and may change these proportions at any time. Each Subadviser acts independently and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.

TCW

TCW pursues a small cap growth investment philosophy. That philosophy consists of fundamental company-by-company analysis to screen potential investments and to monitor securities in the Fund's portfolio.

TCW seeks small capitalization companies that it believes will have free cash flow growth, over a three to five year investment horizon, greater than what is projected by current Wall Street estimates and whose securities are attractively valued relative to TCW's projections. TCW's process emphasizes fundamental research, thorough due diligence with target company management and the development of proprietary financial models.

TCW utilizes fundamental analysis which generally looks for companies, which in its view, have one or more of the following factors:

- Competitive position in a large or growing market, offering the potential for open-ended growth

-    A differentiated product or service

-    A profitable business model at maturity

- An ability to fund revenue and earnings growth through internally generated free cash flow and/or balance sheet cash

-    A strong management team

Typically, TCW sells an individual security when in its view the company fails to meet expectations, there is a deterioration of underlying fundamentals, TCW determines to take advantage of a better investment opportunity or the individual security has reached its sell target. TCW will also sell if an individual security weighting or sector weighting is too large.

WELLS

Wells seeks small-capitalization companies that are in an emerging phase of their growth cycle. Wells generally believes these companies have prospects for robust and sustainable growth in earnings and revenue and that they may benefit from positive revisions to expectations for earnings and revenue growth, which may lead to stock outperformance. To find growth and anticipate positive revisions, Wells performs fundamental research, emphasizing companies whose management teams have histories of successfully executing their strategies and whose business models appear to have sustainable profit potential. Wells combines this fundamental analysis with its assessment of the timeliness for the stocks of these companies to form an investment decision. Wells may sell a company's stock when it sees a deterioration in fundamentals that causes it to become suspicious of a company's prospective growth profile. Depending on the circumstances, Wells may also sell or trim a portfolio position when it sees timeliness turn negative on a stock held in the portfolio.

TLC

TLC seeks to purchase generally profitable, financially stable small-capitalization companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective private market values. Guiding principles of TLC's small-cap philosophy include, among other things:
(1) a focus on cash return on tangible capital, instead of earnings per share,
(2) a determination of company value based on an evaluation of cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively), and (4) an overall approach based on low turnover.

                More Information about VP - Partners Small Cap Growth Fund | 80

TLC utilizes a bottom-up approach in the security selection process. It screens a small-capitalization index against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, free cash flow yield and return on equity. TLC seeks companies that are trading at a 40% or greater discount to their perceived intrinsic value. TLC looks at a company's corporate governance structure and management incentives to try to ascertain whether or not management's interests are aligned with shareholders' interests. TLC seeks to identify the sources of a company's competitive advantage as well as what levers management has at its disposal to increase shareholder value. Securities are ultimately added to the Fund when TLC determines that the risk/reward profile of the security has made it attractive to warrant purchase, typically when the security is trading at a low-to-reasonable valuation.

TLC generally sells a security to adjust overall portfolio risk or when it believes: the security has become overvalued and has reached TLC's price target, the security's fundamentals have deteriorated, there is significant trading activity by insiders or there is a more promising alternative.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Small Company Risk

-    Sector Risk

-    Risk of Foreign Investing

PORTFOLIO MANAGEMENT

Subadvisers:

TCW, which began serving as a Subadviser to the Fund in May 2010, is located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. TCW, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

TLC, which began serving as a Subadviser to the Fund in May 2010, is located at 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226. TLC, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Wells, which began serving as a Subadviser to the Fund in May 2010, is located at 525 Market Street, San Francisco, California 94105. Wells, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by TCW are:

Husam H. Nazer, Portfolio Manager

-    Managing Director and Senior Portfolio Manager at TCW

-    Managed the Fund since May 2010

-    Joined TCW and began investment career in 1995

-    BS, Boston University; MBA, University of Southern California

Brendt Stallings, CFA, Portfolio Manager

-    Managing Director and Senior Portfolio Manager at TCW

-    Managed the Fund since May 2010

-    Joined TCW in 1998

-    Began investment career in 1990

-    BA, Stanford University; MBA, Amos Tuck School at Dartmouth College

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by TLC are:

Stephen Goddard, CFA, Portfolio Manager

-    President, Chief Investment Officer and Portfolio Manager at TLC

-    Managed the Fund since May 2010

                More Information about VP - Partners Small Cap Growth Fund | 81

-    Founded TLC in 1994

-    Began investment career in 1989

-    BA, Virginia Military Institute; MBA, University of Richmond

Jonathan Moody, CFA, Portfolio Manager

-    Director of Research and Portfolio Manager at TLC

-    Managed the Fund since May 2010

-    Joined TLC in 2002

-    Began investment career in 1992

-    BS, Virginia Military Institute

J. Wade Stinnette, Portfolio Manager

-    Portfolio Manager at TLC

-    Managed the Fund since May 2010

-    Joined TLC in 2008

- Prior to joining TLC, was a founding partner of Tanglewood Asset Management since 2002

-    Began investment career in 1987

-    BS, Virginia Military Institute

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Wells are:

Joseph M. Eberhardy, CFA, CPA, Portfolio Manager

-    Portfolio Manager at Wells

-    Managed the Fund since May 2010

- Joined Wells in 2005 as part of Wells' acquisition of Strong Capital Management, which he joined in 1994

-    Began investment career in 1994

-    BA, University of Wisconsin-Milwaukee

Thomas C. Ognar, CFA, Portfolio Manager

-    Portfolio Manager at Wells

-    Managed the Fund since May 2010

- Joined Wells in 2005 as part of Wells' acquisition of Strong Capital Management, which he joined in 1998

-    Began investment career in 1993

-    BS, Miami University; MS, University of Wisconsin, Madison

Bruce C. Olson, CFA, Portfolio Manager

-    Portfolio Manager at Wells

-    Managed the Fund since May 2010

- Joined Wells in 2005 as part of Wells' acquisition of Strong Capital Management, which he joined in 1994

-    Began investment career in 1982

-    BA, Gustavus Adolphus College

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

         More Information about VP - PIMCO Mortgage-Backed Securities Fund | 82

MORE INFORMATION ABOUT VP - PIMCO MORTGAGE-BACKED SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return through current income and capital appreciation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Pacific Investment Management Company LLC (PIMCO), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund's objective, PIMCO chooses investments by utilizing:

-    Duration management;

-    Yield curve or maturity structuring;

-    Sub-sector rotation; and

-    Bottom-up techniques including in-house credit and quantitative research.

In evaluating whether to sell a security, PIMCO considers, among other factors, whether:

-    The interest rate or economic outlook changes.

-    The security is overvalued relative to alternative investments.

- The issuer or the security continues to meet the other standards described above.

The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on PIMCO's forecast for interest rates.

PIMCO may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Derivatives Risk

-    Interest Rate Risk

-    Issuer Risk

-    Leverage Risk

-    Liquidity Risk

-    Market Risk

-    Mortgage-Related and Other Asset-Backed Risk

-    Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

Subadviser: PIMCO, which began serving as Subadviser to the Fund in May 2010, is located at 840 Newport Center Drive, Newport Beach, CA 92660, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

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         More Information about VP - PIMCO Mortgage-Backed Securities Fund | 83

Scott Simon, Portfolio Manager

-    Managing Director at PIMCO

-    Managed the Fund since May 2010.

-    Joined PIMCO as Portfolio Manager in 2000

- Prior to joining PIMCO, served as a Senior Managing Director and co-head of mortgage-backed securities pass-through trading at Bear Stearms& Co.

-    Began investment career in 1983

-    B.S. and M.S. in Industrial Engineering, Stanford University

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                              More Information about VP - U.S. Equity Fund | 84

MORE INFORMATION ABOUT VP - U.S. EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) chooses equity investments by seeking to:

- Select companies based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

-    Identify companies with growth potential based on:

     -    effective management, as demonstrated by overall performance;

     -    financial strength; and

     - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether, in its view:

-    The security is overvalued relative to alternative investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Issuer Risk

-    Active Management Risk

-    Market Risk

-    Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

[to be inserted upon amendment]

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

                     More Information about VP - UBS Large Cap Growth Fund | 85

MORE INFORMATION ABOUT VP - UBS LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization U.S. companies. The Fund defines large capitalization companies as those with a market capitalization greater than $3 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. Up to 25% of the Fund's net assets may be invested in foreign investments.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, UBS Global Asset Management (Americas) Inc.
(UBS), which provides day-to-day portfolio management of the Fund.

UBS seeks to invest in companies that it believes have attractive, executable growth business models that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. UBS also may consider a company's earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum.

UBS will consider selling a security when it determines that there is deterioration in a company's fundamental business prospects or its competitive position, or when the stock price fully reflects UBS' expectations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Issuer Risk

-    Market Risk

-    Risk of Foreign Investing

MANAGEMENT

Investment Manager: RiverSource Investments, LLC

Subadviser: UBS, which began serving as Subadviser to the Fund in May 2010, is located at One North Wacker Drive, Chicago, IL 60606. UBS, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the Fund are:

Lawrence G. Kemp, CFA, Portfolio Manager

-    Managed the Fund since 2010

-    Head of U.S. Large Cap Growth Equities

-    Joined UBS in 1992

-    Began investment career in 1986

-    BA, Stanford University, MBA University of Chicago

Philip Ruvinsky, CFA, Portfolio Manager

-    Managed the Fund since 2010

-    Joined UBS in 2003 as Portfolio Manager

-    Began investment career in 1996

- BA, University of Texas; MBA, Columbia Business School; JD University of Michigan Law School

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

    More Information about VP - Wells Fargo Short Duration Government Fund | 86

MORE INFORMATION ABOUT VP - WELLS FARGO SHORT DURATION GOVERNMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with current income consistent with capital preservation. Because any investment involves risk, there is no assurance that this objective can be achieved. This investment objective may be changed by the Board of Trustees without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The Fund invests at least 20% of its net assets within non-government mortgage and asset-backed securities.

RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Wells Capital Management Incorporated (WellsCap or the Subadviser), which provides day-to-day portfolio management of the Fund.

In pursuit of the Fund's objective, WellsCap will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a Nationally Recognized Statistical Ratings Organization, or are deemed by WellsCap to be of comparable quality. As part of WellsCap's investment strategy, the Subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, WellsCap may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AAA or Aaa, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio's overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.

In pursuit of the Fund's objective, the Subadviser chooses debt securities that it believes:

-    offer competitive returns;

-    are undervalued; and

- offer additional income and /or price appreciation potential relative to other debt securities of similar credit quality and interest rate sensitivity.

In evaluating whether to sell a security, the Subadviser considers, among other factors, whether:

-    The security has achieved its designed return.

-    The security or its sector has become overvalued.

- A more attractive opportunity becomes available or the security is no longer attractive due to its risk profile or as a result of changes in the overall market environment.

WellsCap may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Leverage Risk

-    Liquidity Risk

-    Interest Rate Risk

-    Market Risk

-    Prepayment and Extension Risk

-    Stripped Securities Risk

PORTFOLIO MANAGEMENT

Subadviser: Wells Capital Management Incorporated, which began serving as Subadviser to the Fund in May 2010, is located at 1333 North California Blvd, Walnut Creek, California. WellsCap, subject to the supervision of RiverSource Investments, provides day-to-

    More Information about VP - Wells Fargo Short Duration Government Fund | 87

day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Thomas O'Connor, CFA, Portfolio Manager

-    Managed the Fund since 2010

-    Senior Portfolio Manager and Montgomery Fixed Income Team Co-Head at
     WellsCap

-    Joined the Montgomery Fixed Income Team as Senior Portfolio Manager in 2000

- Prior to joining WellsCap, senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors and a senior trader of agency mortgages in both a proprietary and market-making role at the Union Bank of Switzerland

-    Began investment career in 1988

-    B.S. in Business Administration, University of Vermont

Lynne Royer, Portfolio Manager

-    Managed the Fund since 2010

-    Senior Portfolio Manager and Montgomery Fixed Income Team Co-Head at
     WellsCap

-    Joined the Montgomery Fixed Income Team in 1995

- Prior to joining WellsCap, lending officer with Montgomery Guaranty Trust Company (J.P. Morgan) in New York

-    Began investment career in 1984

-    M.B.A, Anderson Graduate School of Management, University of California

Troy Ludgood, Portfolio Manager

-    Managed the Fund since 2010

-    Senior Portfolio Manager and Montgomery Fixed Income Team Co-Head at
     WellsCap

-    Joined the Montgomery Fixed Income Team in 2000

- Prior to joining WellsCap, trader at Barclays Capital, responsible for corporate, emerging markets, and non-dollar sovereign bonds

-    Began investment career in 1984

-    M.B.A, Wharton School, University of Pennsylvania

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

             Descriptions of the Principal Risks of Investing in the Funds | 88

Descriptions of the Principal Risks of Investing in the Funds

Descriptions of principal risks for certain Funds may be different as shown in the table below based upon differences in the Funds' principal investment strategies.

RISK TYPE / Fund(s)                       DESCRIPTION
-------------------------------------     -----------------------------------------------------------------------
ACTIVE MANAGEMENT RISK                    The Fund is actively managed and its performance therefore will
All Funds                                 reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONFIDENTIAL INFORMATION ACCESS RISK      In managing the portfolio of floating rate loans for the Fund, the
RiverSource VP - Strategic Income         investment manager normally will seek to avoid the receipt of
VP - Eaton Vance Floating-Rate Income     material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the
                                          Fund, or held in the Fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the Fund's performance.



COUNTERPARTY RISK                         The risk that a counterparty to a financial instrument entered into by
RiverSource VP - Strategic Income         the Fund or held by special purpose or structured vehicle becomes
VP - Eaton Vance Floating-Rate Income     bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


CREDIT RISK                               Credit risk is the risk that the issuer of a security, or the
VP - Wells Fargo Short Duration Gov't     counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.


                                          Credit risk is the risk that the issuer of a security, or the
CREDIT RISK                               counterparty to a contract, will default or otherwise become unable or
RiverSource VP - Limited Duration Bond    unwilling to honor a financial obligation, such as payments due on a
VP - American Century Diversified Bond    bond or a note. If the Fund purchases unrated securities, or if the
VP - J.P. Morgan Core Bond                rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield"
                                          or "junk" bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

             Descriptions of the Principal Risks of Investing in the Funds | 89

RISK TYPE / Fund(s)                       DESCRIPTION
-------------------------------------     -----------------------------------------------------------------------
CREDIT RISK                               Credit risk is the risk that the issuer of a security, or the
VP - PIMCO Mortgage-Backed Securities     counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield"
                                          or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds. In addition, investments in emerging markets debt obligations also are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt obligations, to honor their contractual commitments, and because a number of emerging markets governments and other issuers are already in default.

CREDIT RISK                               Credit risk is the risk that the borrower of a loan or the issuer of
VP - Eaton Vance Floating-Rate Income     another debt security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the issuer of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the
                                          Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.
                                          Non-investment grade loans or securities, commonly called "high-yield"
                                          or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

CREDIT RISK                               Credit risk is the risk that the borrower of a loan or the issuer of
RiverSource VP - Strategic Income         another debt security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the issuer of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the
                                          Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.
                                          Non-investment grade loans or securities, commonly called "high-yield"
                                          or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

             Descriptions of the Principal Risks of Investing in the Funds | 90

RISK TYPE / Fund(s)                           DESCRIPTION
-------------------------------------         ---------------------------------------------------------------------------------
DERIVATIVES RISK                              Derivatives are financial instruments that have a value which depends upon, or
RiverSource VP - Limited Duration Bond        is derived from, the value of something else, such as one or more underlying
RiverSource VP - Strategic Income             securities, pools of securities, options, futures, indexes or currencies. Losses
VP - AllianceBernstein International Value    involving derivative instruments may be substantial, because a relatively small
VP - American Century Diversified Bond        price movement in the underlying security(ies), instrument, currency or index
VP - American Century Growth                  may result in a substantial loss for the Fund. In addition to the potential for
VP - Fidelity Investments International       increased losses, the use of derivative instruments may lead to increased
     Equity                                   volatility within the Fund. Derivative instruments in which the Fund invests
VP - International Fund                       will typically increase the Fund's exposure to Principal Risks to which it is
VP - Mondrian International Small Cap         otherwise exposed, and may expose the Fund to additional risks, including
VP - PIMCO Mortgage-Backed Securities         correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

                                              Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

                                              Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

                                              Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

                                              Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

                                              Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

                                              Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN CURRENCY RISK                         The Fund's exposure to foreign currencies subjects the Fund to
VP - Morgan Stanley Global Real Estate        constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund.
                                              Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

HIGHLY LEVERAGED TRANSACTIONS RISK            The corporate loans and corporate debt securities in which the Fund
RiverSource VP - Strategic Income             invests substantially consist of transactions involving refinancings,
VP - Eaton Vance Floating-Rate Income         recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code
                                              (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the
                                              Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy)
                                              than other investments.

             Descriptions of the Principal Risks of Investing in the Funds | 91

RISK TYPE / Fund(s)                               DESCRIPTION
-------------------------------------             -----------------------------------------------------------------------
IMPAIRMENT OF COLLATERAL RISK                     The value of collateral, if any, securing a floating rate loan can
RiverSource VP - Strategic Income                 decline, and may be insufficient to meet the borrower's obligations or
VP - Eaton Vance Floating-Rate                    difficult to Income liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws.
                                                  Further, certain floating rate loans may not be fully collateralized and may decline in value.

INTEREST RATE RISK                                Interest rate risk is the risk of losses attributable to changes in
RiverSource VP - Limited Duration Bond            interest rates. Interest rate risk is generally associated with bond
VP - American Century Diversified Bond            prices: when interest rates rise, bond prices fall. In general, the
VP - J.P. Morgan Core Bond                        longer the maturity or duration of a bond, the greater its sensitivity
VP - PIMCO Mortgage-Backed Securities             to changes in interest rates. Interest rate changes also may increase
VP - Wells Fargo Short Duration Gov't Bond        prepayments of debt obligations, which in turn would increase prepayment risk.

INTEREST RATE RISK                                The securities in the portfolio are subject to the risk of losses
VP - Eaton Vance Floating-Rate Income             attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities in the Fund's portfolio: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

INTEREST RATE RISK                                The securities in the Fund are subject to the risk of losses
RiverSource VP - Strategic Income                 attributable to changes in interest rates. Interest rate risk is generally associated with the fixed income securities in the Fund:
                                                  when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.
                                                  Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayment risk.

ISSUER RISK                                       An issuer may perform poorly, and therefore, the value of its stocks
RiverSource VP - Strategic Income                 and bonds may decline. Poor performance may be caused by poor
VP - AIM International Growth                     management decisions, competitive pressures, breakthroughs in
VP - AllianceBernstein International Value        technology, reliance on suppliers, labor problems or shortages,
VP - American Century Diversified Bond            corporate restructurings, fraudulent disclosures or other factors.
VP - American Century Growth
VP - Fidelity Investments International Equity
VP - Growth
VP - International
VP - J.P. Morgan Core Bond
VP - Jennison Mid Cap Growth
VP - MFS Value
VP - Mondrian International Small Cap
VP - NFJ Dividend Value
VP - Partners Small Cap Growth
VP - PIMCO Mortgage-Backed Securities
VP - U.S. Equity
VP - UBS Large Cap Growth

             Descriptions of the Principal Risks of Investing in the Funds | 92

RISK TYPE / Fund(s)                               DESCRIPTION
-------------------------------------             -----------------------------------------------------------------------
LEVERAGE RISK                                     Leverage occurs when the Fund increases its assets available for
VP - PIMCO Mortgage-Backed Securities             investment using borrowings, short sales, derivatives, or similar
VP - Wells Fargo Short Duration Gov't             instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The use of leverage may make any change in the Fund's net asset value (NAV) even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund's overall returns.
                                                  Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK                                    Liquidity risk is the risk associated with a lack of marketability of
RiverSource VP - Limited Duration Bond            securities which may make it difficult or impossible to sell at
VP - AIM International Growth                     desirable prices in order to minimize loss. The Fund may have to lower
VP - American Century Diversified Bond            the selling price, sell other investments, or forego another, more
VP - Fidelity Investments International Equity    appealing investment opportunity.
VP - J.P. Morgan Core Bond
VP - PIMCO Mortgage-Backed Securities
VP - Wells Fargo Short Duration Gov't

LIQUIDITY RISK                                    Floating rate loans generally are subject to legal or contractual
VP - Eaton Vance Floating-Rate Income             restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the
                                                  Fund may be impaired in the event that the Fund needs to liquidate such loans. Securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.
                                                  The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

LIQUIDITY RISK                                    Liquidity risk is the risk associated with a lack of marketability of
RiverSource VP - Strategic Income                 securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale.
                                                  Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Securities in which the
                                                  Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

MARKET RISK                                       The market value of securities may fall or fail to rise. Market risk
VP - Eaton Vance Floating-Rate Income             may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and
                                                  unpredictably.

MARKET RISK                                       The market value of securities may fall or fail to rise. Market risk
RiverSource VP - Limited Duration Bond            may affect a single issuer, sector of the economy, industry, or the
RiverSource VP - Strategic Income                 market as a whole. The market value of securities may fluctuate,
VP - American Century Diversified Bond            sometimes rapidly and unpredictably.
VP - J.P. Morgan Core Bond
VP - PIMCO Mortgage-Backed Securities
VP - Wells Fargo Short Duration Gov't

MARKET RISK                                       The market value of securities may fall or fail to rise. Market risk
VP - American Century Growth                      may affect a single issuer, sector of the economy, industry, or the
VP - Growth                                       market as a whole. The market value of securities may fluctuate,
VP - MFS Value                                    sometimes rapidly and unpredictably. In addition, focus on a
VP - NFJ Dividend Value                           particular style, for example, investment in growth or value
VP - UBS Large Cap Growth                         securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

             Descriptions of the Principal Risks of Investing in the Funds | 93


RISK TYPE / Fund(s)                                 DESCRIPTION
-------------------------------------               -----------------------------------------------------------------------
MARKET RISK
VP - AIM International Growth                       The market value of securities may fall or fail to rise. Market risk
VP - AllianceBernstein International Value          may affect a single issuer, sector of the economy, industry, or the
VP - Fidelity Investments International Equity      market as a whole. The market value of securities may fluctuate,
VP - International                                  sometimes rapidly and unpredictably. These risks are generally greater
VP - Jennison Mid Cap Growth                        for small and mid-sized companies, which tend to be more vulnerable
VP - Mondrian International Small Cap               than large companies to adverse developments. In addition, focus on a
VP - Morgan Stanley Global Real Estate              particular style, for example, investment in growth or value
VP - Partners Small Cap Growth                      securities, may cause the Fund to underperform other mutual funds if
VP - U.S. Equity                                    that style falls out of favor with the market.

MID-SIZED COMPANY RISK                              Investments in mid-sized companies often involve greater risks than
VP - Jennison Mid Cap Growth                        investments in larger, more established companies because mid-sized companies tend to have less predictable earnings, may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK        Mortgage-related and other asset-backed securities are subject to
VP - PIMCO Mortgage-Backed Securities               certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate
                                                    mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

NON-DIVERSIFICATION RISK                            The Fund is non-diversified. A non-diversified fund may invest more of
VP - Morgan Stanley Global Real Estate              its assets in fewer companies than if it were a diversified fund.
                                                    Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

PREPAYMENT AND EXTENSION RISK                       Prepayment and extension risk is the risk that a loan, bond or other
VP - Eaton Vance Floating-Rate Income               security might be called or otherwise converted, prepaid, or redeemed
RiverSource VP - Strategic Income                   before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PREPAYMENT AND EXTENSION RISK                       Prepayment and extension risk is the risk that a bond or other
RiverSource VP - Limited Duration Bond              security might be called, or otherwise converted, prepaid, or
VP - American Century Diversified Bond              redeemed, before maturity. This risk is primarily associated with
VP - J.P. Morgan Core Bond                          asset-backed securities, including mortgage backed securities. If a
VP - PIMCO Mortgage-Backed Securities               security is converted, prepaid, or redeemed, before maturity,
VP - Wells Fargo Short Duration Gov't               particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK                             Securities selected using quantitative methods may perform differently
RiverSource VP -  Strategic Income                  from the market as a whole for many reasons, including the factors
VP - AllianceBernstein International Value          used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

             Descriptions of the Principal Risks of Investing in the Funds | 94

RISK TYPE / Fund(s)                                 DESCRIPTION
-------------------------------------               -----------------------------------------------------------------------
REAL ESTATE INDUSTRY RISK                           Because of the Fund's policy of concentrating its investments in
RiverSource VP - Strategic Income                   securities of companies operating in the real estate industry, the
VP - Morgan Stanley Global Real Estate              Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

                                                    REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.
                                                    REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

                                                    REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

RISKS OF FOREIGN INVESTING                          Foreign securities are securities of issuers based outside the United
VP - Fidelity Investments International Equity      States. An issuer is deemed to be based outside the United States if
VP - MFS Value                                      it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

                                                    Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

                                                    Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

                                                    Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

             Descriptions of the Principal Risks of Investing in the Funds | 95

RISK TYPE / Fund(s)                                 DESCRIPTION
-------------------------------------               -----------------------------------------------------------------------
RISKS OF FOREIGN INVESTING                          Foreign securities are securities of issuers based outside the United
RiverSource VP - Limited Duration Bond              States. An issuer is deemed to be based outside the United States if
RiverSource VP - Strategic Income                   it is organized under the laws of another country. Foreign securities
VP - AIM International Growth                       are primarily denominated in foreign currencies. In addition to the
VP - AllianceBernstein International Value          risks normally associated with domestic securities of the same type,
VP - Growth Fund                                    foreign securities are subject to the following foreign risk:
VP - International
VP - Jennison Mid Cap Growth Fund                   Country risk includes the political, economic, and other conditions of
VP - Mondrian International Small Cap               the country. These conditions include lack of publicly available
VP - Morgan Stanley Global Real Estate              information, less government oversight (including lack of accounting,
VP - NFJ Dividend Value                             auditing, and financial reporting standards), the possibility of
VP - Partners Small Cap Growth Fund                 government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

                                                    Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

VP - UBS Large Cap Growth                           Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

                                                    Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

SECTOR RISK                                         If a fund emphasizes one or more economic sectors, it may be more
VP - Partners Small Cap Growth                      susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK                    Investments in small and medium sized companies often involve greater
RiverSource VP - Strategic Income                   risks than investments in larger, mor established companies because
VP - International                                  small and medium companies may lack the management experience,
VP - Mondrian International Small Cap               financial resources, product diversification, experience and
VP - Morgan Stanley Global Real Estate              competitive strengths of larger companies. Additionally, in many
VP - U.S. Equity                                    instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

SMALL COMPANY RISK                                  Investments in small capitalization companies often involve greater
VP - Partners Small Cap Growth                      risks than investments in larger, more established companies because
VP - AIM International Growth                       small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

STRIPPED SECURITIES RISK                            Stripped securities are the separate income or principal components of
VP - Wells Fargo Short Duration Gov't               debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.
                                                    For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                      Other Investment Strategies and Risks | 96

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal strategies. For example, a Fund that does not include investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs) also referred to as "acquired funds") as part of its principal investment strategies may make such investment. Ownership of acquired funds results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

Additionally, Funds that do not include the use of derivatives (financial instruments that have a value which depends upon, or is derived from, the value of something else) such as one or more underlying securities, pools of securities, indexes or currencies) as part of their principal investment strategy may make such investments. These derivative instruments may be used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that
derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that a Fund may use, see the Funds' SAI.

Unusual Market Conditions. The Funds may, from time to time, take temporary defensive positions including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the caption "Additional Management Information" in the "Fund Management and Compensation" section for more information.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed when Fund shares are held in a taxable account. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance.

                                     Other Investment Strategies and Risks | 97

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Manager of Managers Exemption" under "Additional Management Information." A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."

Multi-Manager Risk. While RiverSource Investments, LLC (RiverSource Investments or the investment manager), as the Funds' investment manager, monitors each subadviser of the subadvised Funds and the overall management of the Funds, to the extent a Fund has multiple subadvisers, each subadviser makes investment decisions independently from RiverSource Investments and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the exposure of a Fund with multiple subadvisers to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Funds' securities transactions are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions paid by each Fund will be set forth in the SAI. The brokerage commissions will not include implied commissions or mark-ups (implied commissions) paid by the Funds for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Also, brokerage commissions will not reflect other elements of transaction costs, including the extent to which the Funds' purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table for each Fund under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus, they will be reflected in the total return of the Funds.

Directed Brokerage. The Funds' Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

                                          Fund Management and Compensation | 98

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the Funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Each Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee rate based on each Fund's average daily net assets is as follows:

FUND                                                          MANAGEMENT FEE RATE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
---------------------------------------------------   -----------------------------------------------------------------------------
RIVERSOURCE VP - LIMITED DURATION BOND FUND            ___% ON THE FIRST $__ BILLION, GRADUALLY REDUCING TO ___% AS ASSETS INCREASE
RIVERSOURCE VP - STRATEGIC INCOME FUND                 ___% ON THE FIRST $__ BILLION, GRADUALLY REDUCING TO ___% AS ASSETS INCREASE
VP - AIM International Growth Fund                    ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - AllianceBernstein International Value Fund       ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - American Century Diversified Bond Fund           ___% on the first $__ billion, gradually reducing to ___% as assets increase
VP - American Century Growth Fund                     ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - Eaton Vance Floating-Rate Income Fund            ___% on the first $__ billion, gradually reducing to ___% as assets increase
VP - Fidelity Investments International Equity Fund   ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - Growth Fund                                      ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - International Fund                               ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - J.P. Morgan Core Bond Fund                       ___% on the first $__ billion, gradually reducing to ___% as assets increase
VP - Jennison Mid Cap Growth Fund                     ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - MFS Value Fund                                   ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - Mondrian International Small Cap Fund            ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - Morgan Stanley Global Real Estate Fund           ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - NFJ Dividend Value Fund                          ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - Partners Small Cap Growth Fund                   ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - PIMCO Mortgage-Backed Securities Fund            ___% on the first $__ billion, gradually reducing to ___% as assets increase
VP - U.S. Equity Fund                                 ___% on the first $__ billion, gradually reducing to ___% as assets increase*
VP - UBS Large Cap Growth Fund                        ___% on the first $__ billion, gradually reducing to ___% as assets increase*

VP - Wells Fargo Short Duration Government Fund       ___% on the first $__ billion, gradually reducing to ___% as assets increase

* The Fund intends to compare its performance to the performance of an index of comparable funds published by Lipper, Inc. The maximum adjustment (increase or decrease) will be 0.12% of the Fund's average net assets on an annual basis. The corresponding Lipper Index against which the Fund's performance is to be measured for purposes of the performance incentive adjustment is as shown in the table below. In certain circumstances, the Fund's Board may approve a change in the Lipper Index.

FUND                                                                 LIPPER INDEX
---------------------------------------------------   -------------------------------------------------
VP - AIM International Growth Fund                    Lipper International Large-Cap Growth Funds Index
VP - AllianceBernstein International Value Fund       Lipper International Large-Cap Value Funds Index
VP - American Century Growth Fund                     Lipper Large-Cap Growth Funds Index
VP - Fidelity Investments International Equity Fund   Lipper International Large-Cap Core Funds Index
VP - Growth Fund                                      Lipper Large-Cap Growth Funds Index

                                          Fund Management and Compensation | 99

FUND                                                             LIPPER INDEX
---------------------------------------------------   ------------------------------------------
VP - International Fund                               Lipper International Small/Mid-Cap Funds Index
VP - Jennison Mid Cap Growth Fund                     Lipper Mid-Cap Growth Funds Index
VP - MFS Value Fund                                   Lipper Large-Cap Value Funds Index
VP - Mondrian International Small Cap Fund            Lipper ___________________ Funds Index
VP - Morgan Stanley Global Real Estate Fund           Lipper Global Real Estate Funds Index
VP - NFJ Dividend Value Fund                          Lipper Large-Cap Value Funds Index
VP - Partners Small Cap Growth Fund                   Lipper Small-Cap Growth Funds Index
VP - U.S. Equity Fund                                 Lipper Small-Cap Growth Funds Index
VP - UBS Large Cap Growth Fund                        Lipper Large-Cap Growth Funds Index

Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be made available in the Fund's semiannual shareholder report for the period ending June 30, 2010.

                                         Fund Management and Compensation | 100

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds' investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by each Fund for these services are included under "Other expenses" in the expense table for each Fund under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus.

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor) provides underwriting and distribution services to the Funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 shares. The distributor uses these fees to support its distribution and servicing activity for Class 2 shares. Fees paid by the Fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus. More information on how these fees are used is set forth under "Buying and Selling Shares - Description of Fund Shares" and in the SAI.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide services to the Funds. The Funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these services to the Funds. Fees paid by each Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus. RiverSource Service Corporation may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders (contract owners).

The SAI provides additional information about the services provided under the agreements set forth above.

PAYMENTS TO AFFILIATED AND UNAFFILIATED PARTICIPATING INSURANCE COMPANIES

The Funds may be sold as underlying investment options under Contracts offered by RiverSource Life Insurance Company (RiverSource Life), its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (together, the Affiliated Insurance Companies) and other unaffiliated participating insurance companies (collectively, the participating insurance companies). RiverSource Investments and its affiliates may make or support payments out of their own resources to the participating insurance companies including the Affiliated Insurance Companies as a result of their agreement to include the Funds as investment options under the Contracts. These Contracts may also include mutual funds other than the Funds as investment options, and the participating insurance companies including the Affiliated Insurance Companies may receive payments from the sponsors of these other mutual funds as a result of including those funds as underlying investment options under the Contracts. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Funds in products offered by the Affiliated Insurance Companies, as employee compensation and business unit operating goals at all levels are tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Funds. The amount of payment from sponsors of other funds that are offered as investment options under the Contracts or allocation from RiverSource Investments and its affiliates varies, and may be significant. The amount of the payment or allocation participating insurance companies receive from a fund may create an incentive for the companies and may influence their decision regarding which funds to include under a Contract. These arrangements are sometimes referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the participating insurance companies. See your Contract prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments and its affiliates may have other relationships, including

                                         Fund Management and Compensation | 101

significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Affiliated Products. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds-of-funds) in the RiverSource Family of Funds, including the Funds. These funds-of-funds, individually or collectively, may own a significant percentage of the outstanding shares of the Funds, and RiverSource Investments seeks to balance potential conflicts between the funds-of-funds and the Funds in which they invest. The funds-of-funds' investment in the Funds may also have the effect of creating economies of scale (including lower expense ratios) because the funds-of-funds may own substantial portions of the shares of the Funds and, comparatively, a redemption of Fund shares by one or more funds-of-funds could cause the expense ratio of a Fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the funds-of-funds, the Funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the Funds may experience increased expenses as they buy and sell securities to manage these transactions. Substantial redemptions by the funds-of-funds within a short period of time could require a Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the Fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the Fund's investment strategy. RiverSource Investments also has an economic conflict of interest in determining the allocation of the funds-of-funds' assets among the Funds as it earns different fees from the Funds. RiverSource Investments monitors expense levels of the Funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on investors who, as of 30 days after the end of the Funds' fiscal period, owned 5% or more of any class of a Fund's shares and those investors who owned 25% or more of a Fund's shares (all share classes taken together) including ownership by funds-of-funds.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including, but not limited to, RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the Fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Funds. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Funds' shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

                                                Buying and Selling Shares | 102

BUYING AND SELLING SHARES

DESCRIPTION OF FUND SHARES

Each Fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by the distributor. Not all Funds or share classes may be available under your Contract or Qualified Plan. Under a Rule 12b-1 plan adopted by the Trust, Class 2 shares pay an annual shareholder servicing and distribution ("12b-1") fee of up to 0.25% of average net assets. Each Fund pays this fee to distributor. The distributor uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners who invest in Class 2 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a Fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the Fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

As a Contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more Funds. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

If you own a Contract or participate in a Qualified Plan, see your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the Funds, minimum and maximum payments and submission and acceptance of your application.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract, and any subaccount, are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or a participating insurance company or Qualified Plan sponsor.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Board has adopted a policy that the Funds will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's

                                                Buying and Selling Shares | 103

pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs. The Funds, as underlying funds for funds-of-funds, may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers. To the extent a Fund has significant holdings in foreign securities, small cap stocks, floating rate loans and/or high yield bonds, the risks of market timing may be greater for that Fund than for other funds. See "Principal Investment Strategies of the Fund" for each Fund in the "More Information About the Funds" section for a discussion of the types of securities in which your Fund invests. See "Pricing and Valuing of Fund Share" for a discussion of the Funds' policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Funds are currently offered as underlying funds for affiliated funds-of funds and as investment options under Contracts offered by affiliated insurance companies. Because the affiliated insurance companies process Fund trades on an omnibus basis and the Funds cannot generally ascertain the identity of a particular Contract owner or whether the same Contract owner has placed a particular purchase or sale order, the Board has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the Contract level.

The procedures that are designed to detect and deter market timing activities at the Contract level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some Contracts may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

Please refer to your Contract prospectus for specific details on transfers between investment options and market timing policies and procedures.

There can be no assurances that the affiliated insurance companies will be able to make such a determination and/or prevent or stop frequent trading activity. The ability of an affiliated insurance company to detect and curtail excessive trading may be limited by operational systems and technological limitations. Also, Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection.

                                                  Distributions and Taxes | 104


DISTRIBUTIONS AND TAXES

REINVESTMENTS

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each of the following Funds will distribute dividends and capital gains to shareholders in order to qualify as a registered investment company and to avoid paying corporate income and excise taxes: RiverSource VP - Limited Duration Bond Fund, RiverSource VP - Strategic Income Fund, VP - AIM International Growth Fund, VP - AllianceBernstein International Value Fund, VP - American Century Diversified Bond Fund, VP - Eaton Vance Floating-Rate Income Fund, VP - Fidelity Investments International Equity Fund, VP - International Fund, VP - J.P. Morgan Core Bond Fund, VP - Mondrian International Small Cap Fund, VP - Morgan Stanley Global Real Estate Fund, VP - PIMCO Mortgage-Backed Securities Fund and VP - Wells Fargo Short Duration Government Fund.

Each of the following Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders:
VP - American Century Growth Fund, VP - Growth Fund, VP - Jennison Mid Cap Growth Fund, VP - MFS Value Fund, VP - NFJ Dividend Value Fund, VP - Partners Small Cap Growth Fund, VP - U.S. Equity Fund and VP - UBS Large Cap Growth Fund.

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

                                                                          | 105


RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Funds and their investments is available in the Funds' SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or RiverSource Family of Funds at 1(800) 221-2450 or through the address listed above.

Since shares of the Funds are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the distributor, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

                                                                   Initial draft
                                                                January 28, 2010

The information in this Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                   PRELIMINARY
                       STATEMENT OF ADDITIONAL INFORMATION
                                  [DATE], 2010

RIVERSOURCE VARIABLE SERIES TRUST
      Variable Portfolio - Aggressive Portfolio
      Variable Portfolio - Conservative Portfolio
      Variable Portfolio - Moderate Portfolio
      Variable Portfolio - Moderately Aggressive Portfolio
      Variable Portfolio - Moderately Conservative Portfolio

      Classes 2 and 4

This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call 1 (800) 221-2450 or visit riversource.com/funds.

Each fund is governed by a Board of Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies.............................
Investment Strategies and Types of Investments.................................
Information Regarding Risks and Investment Strategies..........................
Securities  Transactions.......................................................
Valuing  Fund Shares...........................................................
Portfolio Holdings Disclosure..................................................
Proxy Voting...................................................................
Investing in a Fund............................................................
Selling Shares.................................................................
Taxes..........................................................................
Service Providers..............................................................
Organizational Information.....................................................
Board Members and Officers.....................................................
Control Persons and Principal Holders of Securities............................
Information Regarding Pending and Settled Legal Proceedings....................
Independent Registered Public Accounting Firm..................................
Appendix A: Description of Ratings.............................................

LIST OF TABLES

1. Fund Fiscal Year Ends and Investment Categories.............................
2. Investment Strategies and Types of Investments of the Underlying Funds......
3. Portfolio Managers..........................................................
4. Fund History Table for RiverSource Funds....................................
5. Board Members...............................................................
6. Fund Officers...............................................................
7. Board Member Holdings -- All Funds..........................................

Throughout this SAI, the funds are referred to as follows:

      Variable Portfolio - Aggressive Portfolio (Aggressive Portfolio) Variable Portfolio - Conservative Portfolio (Conservative Portfolio) Variable Portfolio - Moderate Portfolio (Moderate Portfolio) Variable Portfolio - Moderately Aggressive Portfolio (Moderately Aggressive Portfolio)
      Variable Portfolio - Moderately Conservative Portfolio (Moderately Conservative Portfolio)

Aggressive Portfolio, Conservative Portfolio, Moderate Portfolio, Moderately Aggressive Portfolio and Moderately Conservative Portfolio are singularly and collectively, where the context requires, referred to as either "the fund," "each fund" or "the funds." The funds in which these funds invest are referred to as the "underlying funds" or "acquired funds."

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES

FUND                                    FISCAL YEAR END     FUND INVESTMENT CATEGORY
-------------------------------------   ---------------   ----------------------------
Aggressive Portfolio                    December 31       Fund-of-funds - equity
Conservative Portfolio                  December 31       Fund-of-funds - fixed income
Moderate Portfolio                      December 31       Fund-of-funds - equity
Moderately Aggressive Portfolio         December 31       Fund-of-funds - equity
Moderately Conservative Portfolio       December 31       Fund-of-funds - fixed income

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in open-end management investment companies (i.e. underlying funds) that may have similar investment objectives, policies, and restrictions as the fund. Fund-of-funds, such as the funds, invest in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the funds. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment structure.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND, THE FUND WILL NOT:

      - The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      - The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 331/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

      - The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

      - The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      - The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      - The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

      - The Fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
            (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      - The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

      - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS OF THE FUNDS

The funds seek their investment objectives by investing in a combination of underlying funds and in derivative instruments. A description of the risks associated with the funds' investments in the underlying funds and derivatives follows Table 2. This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of an underlying fund. For a description of principal risks for an individual underlying fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Table 2 below describes the investment strategies and types of investments of the underlying funds by asset class as described in the fund's prospectus. A black circle indicates that the investment strategy or type of investment is generally authorized for an asset class. Exceptions are noted in the footnotes to the table.

 TABLE 2. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS OF THE UNDERLYING FUNDS

                                                           AUTHORIZED FOR UNDERLYING FUND
                                                       ------------------------------------
INVESTMENT STRATEGY                                    CASH       EQUITY       FIXED INCOME
----------------------------------------------         ----       ------       ------------
Agency and government securities                         -           -              -
Borrowing                                                -           -              -
Cash/money market instruments                            -           -              -
Collateralized bond obligations                         --           -              -
Commercial paper                                         -           -              -
Common stock                                            --           -              -
Convertible securities                                  --           -              -
Corporate bonds                                          A           -              -

                                                           AUTHORIZED FOR UNDERLYING FUND
                                                       ------------------------------------
INVESTMENT STRATEGY                                    CASH       EQUITY       FIXED INCOME
----------------------------------------------         ----       ------       ------------
Debt obligations                                         -           -              -
Depositary receipts                                     --           -              -
Derivative instruments                                  --           -              -
Exchange-traded funds                                   --           -              -
Floating rate loans                                     --          --              -
Foreign currency transactions                           --           -              -
Foreign securities                                       -           -              -
Funding agreements                                       -           -              -
High yield debt securities (junk bonds)                 --           -              -
Illiquid and restricted securities                       -           -              -
Indexed securities                                      --           -              -
Inflation protected securities                          --           -              -
Initial Public Offerings (IPOs)                          -           -              -
Inverse floaters                                        --          --              -
Investment companies                                     -           -              -
Lending of portfolio securities                          -           -              -
Loan participations                                     --           -              -
Mortgage- and asset-backed securities                    -           -              -
Mortgage dollar rolls                                   --           -              -
Municipal obligations                                   --           -              -
Pay-in-kind securities                                  --           -              -
Preferred stock                                         --           -              -
Real estate investment trusts                           --           -              -
Repurchase agreements                                    -           -              -
Reverse repurchase agreements                            -           -              -
Short sales                                             --           B              B
Sovereign debt                                           -           -              -
Structured investments                                  --           -              -
Swap agreements                                         --           -              -
Variable- or floating-rate securities                    -           -              -
Warrants                                                --           -              -
When-issued securities and forward commitments          --           -              -
Zero-coupon and step-coupon securities                   -           -              -

A. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

B. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of risk characteristics applicable to the underlying funds and, where noted, applicable to the funds. Because the funds invest in the underlying funds, the funds will be subject to the same risks as the underlying funds in direct proportion to the allocation of the funds' assets among the underlying funds. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. The funds and certain of the underlying funds are actively managed; performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

AFFILIATED FUND RISK. For fund-of-funds, such as the funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in the fund's best interests when selecting underlying funds.

ALLOCATION RISK. For fund-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying fund, and the funds' allocations thereto, may be incorrect. Because the assets of the fund will be invested in underlying funds, the fund's investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of the fund to realize its investment objective(s) will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, the fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

BORROWING RISK. For the funds and underlying funds, to the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund's performance.

COMMON STOCK RISK. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

COUNTERPARTY RISK. For the funds and certain of the underlying funds, counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. Credit risk is the risk that one or more fixed income securities in the fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund's investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. The funds and certain of the underlying funds may invest in derivatives. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to its principal risks (as described in the fund's prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may led to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. The funds are diversified funds. Certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

EXCHANGE-TRADED FUND (ETF) RISK. An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

FOREIGN CURRENCY RISK. The fund's exposure to foreign currencies subjects the fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the fund's exposure to foreign currencies may reduce the returns of the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

HIGHLY LEVERAGED TRANSACTIONS RISK. The corporate loans and corporate debt securities in which the fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by such fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INFLATION-PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INFRASTRUCTURE-RELATED COMPANIES RISK. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the fund's portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

MASTER LIMITED PARTNERSHIP RISK. Investments by the funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that a fund will not be able to reinvest income or principal at the same rate it currently is earning.

REAL ESTATE INDUSTRY RISK. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

SECTOR RISK. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

STRIPPED SECURITIES RISK. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

RISKS OF UNDERLYING FUNDS SELECTION. By investing in a combination of underlying funds, the funds have exposure to the risks of many areas of the market. Additionally, because each fund is structured with a different risk/return profile, the risks are typically greater for Moderate Portfolio relative to Conservative Portfolio, and greater still for Aggressive Portfolio relative to both Moderate Portfolio and Conservative Portfolio. A description of the more common principal risks to which the underlying funds (and thus, the funds) are subject to are identified in the funds' prospectus.

INVESTMENT STRATEGIES

As described in the funds' prospectus, the funds seek their investment objectives by investing in a combination of underlying funds and in derivative instruments. The following information supplements the discussion of each underlying fund's investment objectives and strategies that are described in the funds' prospectus. The following describes strategies that underlying funds, and where noted the funds, may use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments of the Underlying Funds to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government, its agencies and instrumentalities, and government sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

* On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING

For the funds and the underlying funds, if the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the

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conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts

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(EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

The funds and certain of the underlying funds may invest in derivatives. Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board

Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Counter Party Risk, Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund's ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percentage of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

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The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)

Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. The funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS

Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES

For the funds and the underlying funds, investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES

For the funds and the underlying funds, to generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may

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request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and

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interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade

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infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES

In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

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STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.


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ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

The funds will invest in a combination of underlying funds and in derivative instruments. To the extent that the funds invest their assets in underlying funds, the funds will not pay any commissions for purchases and sales. Each fund, however, will bear a portion of the commissions paid by the underlying funds in which it invests in connection with the purchase and sale of portfolio securities.

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. With respect to the underlying funds, in determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION

In selecting broker-dealers to execute transactions for the underlying funds, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds and the underlying funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS

As stated above, to the extent that the funds invest their assets in underlying funds, the funds will not pay any commissions for purchases and sales. The following applies to the underlying funds. Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION

When the Funds invest in the underlying funds, they do so at the underlying funds' NAVs. Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis, New York and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis, New York and Los Angeles, it operates in this structure subject to its duty to seek best execution.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

VALUING FUND SHARES

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described below.

In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the "Exchange"):

     - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

     - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

     - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

     - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

     - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

     - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

     - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

     - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

     - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and seligman.com for Seligman funds) as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on websites each fund's full portfolio holdings (including name and percentage of a fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the websites or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, independent consultants, financial printers (Cenveo, Inc., Bowne, Vestek, Morningstar Associates, LLC, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information

(including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

In connection with a proposed acquisition by RiverSource Investments' parent company, Ameriprise Financial, of certain asset management-related businesses operated by subsidiary companies of the Bank of America Corporation (BAC), RiverSource Investments may share certain of the funds' portfolio holdings information with select personnel of these BAC subsidiary companies as part of the overall integration efforts with RiverSource Investments. Disclosures are subject to confidentiality obligations and were approved by the PHC and the funds' Chief Compliance Officer.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

In the event that the funds hold securities other than shares of the underlying funds, proxies for such securities held by the funds will be voted as described below, as will the proxies for securities held by the underlying funds.

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

     - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

     - The Board supports annual election of all directors and proposals to eliminate classes of directors.

     - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

     - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

     - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds (for RiverSource and Threadneedle funds) or seligman.com (for Seligman funds) or searching the website of the SEC at www.sec.gov.

INVESTING IN A FUND

The funds are offered to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated life insurance companies. Accounts may not buy (nor will they own) shares of the fund directly. Accounts invest by buying an annuity contract or life insurance policy and allocating purchase payments to the subaccount that invests in the fund. Your purchase price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about minimum and maximum payments and submission and acceptance of your application, transfers among subaccounts as well as surrenders and withdrawals.

REJECTION OF BUSINESS

Each fund and the distributor reserve the right to reject any business, in its sole discretion.

SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board of the funds and the underlying funds can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

     - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

     - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

     - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

TAXES

Each fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file a "Partnership Return of Income". Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the fund's items of income, gain, loss, deduction or credit for the taxable year of the fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the fund.

The funds will not need to make distributions to their shareholders to preserve their tax status.

The funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. Under a safe harbor for separate accounts in Section 817(h) of the Code and Section 1.817-5(b)(2) of the Treasury Regulations, (a) at least 50% of the market value of the fund's total assets must be represented by cash and cash items (including receivables), Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the fund, including the separate account's proportionate share of the assets of the fund, can be in cash, cash items (including receivables), government securities and securities of other regulated investment companies.

An alternative diversification test is provided for in Section 1.817-5(b)(1). Under this test, for purposes of the latter diversification requirement, the fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The funds intend to meet such requirements.

The partners or owners of the funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation and to the extent possible, a fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

Subject to the Board's approval, the funds do not pay the investment manager a direct fee for investment management services. Under the agreement, the funds will pay taxes, brokerage commissions (if any) and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; registration fees for public sale of securities; certain legal fees; consultants' fees; compensation or Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expenses related to a fund's participation in inverse floater structures; and expense properly payable by a fund, approved by the Board.

MANAGER OF MANAGERS EXEMPTION

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission (SEC) that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund (including any underlying fund) without first obtaining shareholder approval. The order permits the fund (including any underlying fund) to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

PORTFOLIO MANAGERS. The following provides information about the funds' portfolio managers as of [date].

                           TABLE 3. PORTFOLIO MANAGERS

                                                      OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                                      -------------------------------------------
                                                         NUMBER
                                                         AND TYPE    APPROXIMATE  PERFORMANCE  OWNERSHIP  POTENTIAL
                                                         OF ACCOUNT  TOTAL        BASED        OF FUND    CONFLICTS    STRUCTURE OF
FUND                                 PORTFOLIO MANAGER   (a)         NET ASSETS   ACCOUNTS(b)  SHARES     OF INTEREST  COMPENSATION
----------------------------------   ------------------  ----------  -----------  -----------  ---------  -----------  ------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31

Aggressive Portfolio                 Colin J. Lundgren                                                                     (2)
                                     Gene R. Tannuzzo                                            None         (1)          (3)
                                     Kent M. Bergene                                                                       (4)

Conservative Portfolio               Colin J. Lundgren                                                                     (2)
                                     Gene R. Tannuzzo                                            None         (1)          (3)
                                     Kent M. Bergene                                                                       (4)

Moderate Portfolio                   Colin J. Lundgren                                                                     (2)
                                     Gene R. Tannuzzo                                            None         (1)          (3)
                                     Kent M. Bergene                                                                       (4)

Moderately Aggressive Portfolio      Colin J. Lundgren                                                                     (2)
                                     Gene R. Tannuzzo                                            None         (1)          (3)
                                     Kent M. Bergene                                                                       (4)

Moderately Conservative Portfolio    Colin J. Lundgren                                                                     (2)
                                     Gene R. Tannuzzo                                            None         (1)          (3)
                                     Kent M. Bergene                                                                       (4)

------------
(a) RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

POTENTIAL CONFLICTS OF INTEREST

(1) Management of the fund-of-funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

     Because of the structure of the fund-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

     - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the fund-of-funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

     - RiverSource Investments and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

     - RiverSource Investments monitors the performance of the underlying funds and may, from time to time, recommend to the Board of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

     In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

STRUCTURE OF COMPENSATION

(2)  Portfolio manager compensation is typically comprised of (i) a base salary,
     (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(3)  Portfolio manager compensation is typically comprised of (i) a base salary,
     (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(4) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives. The annual bonus may be based, in part, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for funds. RiverSource Investments' portfolio managers are provided with a benefits package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

ADMINISTRATIVE SERVICES

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. Subject to the Board's approval the fee paid is 0.020% on all asset levels and is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. The transfer agent may hire third parties to perform services under this agreement. Subject to the Boards approval, under the agreement, the funds do not pay a direct fee for transfer agency services.

DISTRIBUTION SERVICES

RiverSource Fund Distributors, Inc. (the distributor), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, an indirect wholly-owned subsidiary of RiverSource Investments, LLC, is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, each fund approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with the distributor. Subject to the Board's approval, under the Plan, of the type known as a reimbursement plan, the fund pays a fee applicable to Class 2 and Class 4 shares up to actual expenses incurred at an annual rate of up to 0.25% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders over time.

The Plan must be approved annually by the Board, including a majority of the Board members who are not "interested" persons of the funds, as that term is defined in the 1940 Act, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by the distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of Board members who are not interested persons of the fund is the responsibility of the other independent Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

CUSTODIAN SERVICES

The fund's securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by accounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

           TABLE 4. FUND HISTORY TABLE FOR RIVERSOURCE FAMILY OF FUNDS

                                                                                                              FISCAL
                                                        DATE OF       DATE BEGAN    FORM OF       STATE OF     YEAR
FUND*                                                 ORGANIZATION    OPERATIONS  ORGANIZATION  ORGANIZATION    END   DIVERSIFIED**
-------------------------------------------------- ------------------ ---------- -------------- ------------ -------- -------------
RIVERSOURCE BOND SERIES, INC.(2)                   4/29/81, 4/8/86(1)              Corporation     NV/MN      7/31
 RiverSource Floating Rate Fund                                        2/16/06                                          Yes
 RiverSource Income Opportunities Fund                                 6/19/03                                          Yes
 RiverSource Inflation Protected Securities Fund                        3/4/04                                           No
 RiverSource Limited Duration Bond Fund                                6/19/03                                          Yes
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST                 4/7/86                   Business Trust      MA      8/31(10)
 RiverSource California Tax-Exempt Fund                                8/18/86                                           No
RIVERSOURCE DIMENSIONS SERIES, INC.                2/20/68, 4/8/86(1)             Corporation      NV/MN       7/31
 RiverSource Disciplined Small and Mid Cap Equity
   Fund                                                                5/18/06                                          Yes
 RiverSource Disciplined Small Cap Value Fund                          2/16/06                                          Yes
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.(2)     6/27/74, 4/8/86(1)             Corporation      NV/MN       8/31
 RiverSource Diversified Bond Fund(3)                                  10/3/74                                          Yes
RIVERSOURCE EQUITY SERIES, INC.                    3/18/57, 4/8/86(1)             Corporation      NV/MN       11/30
 RiverSource Mid Cap Growth Fund(4)                                     6/4/57                                          Yes
RIVERSOURCE GLOBAL SERIES, INC.                        10/28/88                   Corporation        MN        10/31

                                                                                                              FISCAL
                                                        DATE OF       DATE BEGAN    FORM OF       STATE OF     YEAR
FUND*                                                 ORGANIZATION    OPERATIONS  ORGANIZATION  ORGANIZATION    END   DIVERSIFIED**
-------------------------------------------------- ------------------ ---------- -------------- ------------ -------- -------------
 RiverSource Absolute Return Currency and Income
   Fund                                                                6/15/06                                            Yes
 RiverSource Emerging Markets Bond Fund                                2/16/06                                             No
 RiverSource Global Bond Fund                                          3/20/89                                             No
 Threadneedle Emerging Markets Fund(4),(5),(11)                       11/13/96                                            Yes
 Threadneedle Global Equity Fund(5),(6),(11)                           5/29/90                                            Yes
 Threadneedle Global Equity Income Fund                                 8/1/08                                            Yes
 Threadneedle Global Extended Alpha Fund                                8/1/08                                            Yes
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.              3/12/85                   Corporation        MN        5/31
 RiverSource Short Duration U.S. Government
   Fund(3)                                                             8/19/85                                            Yes
 RiverSource U.S. Government Mortgage Fund                             2/14/02                                            Yes
RIVERSOURCE GOVERNMENT MONEY MARKET FUND, INC.(17)      6/29/76        1/31/77    Corporation        MD        12/31      Yes
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.              8/17/83                   Corporation        MN         5/31
 RiverSource High Yield Bond Fund(3)                                   12/8/83                                            Yes
RIVERSOURCE INCOME SERIES, INC.                    2/10/45; 4/8/86(1)             Corporation      NV/MN      1/31(7)
 RiverSource Income Builder Basic Income Fund                          2/16/06                                            Yes
 RiverSource Income Builder Enhanced Income Fund                       2/16/06                                            Yes
 RiverSource Income Builder Moderate Income Fund                       2/16/06                                            Yes
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.(2)      5/9/01                    Corporation        MN        10/31
 RiverSource Partners International Select Growth
   Fund(11)                                                            9/28/01                                            Yes
 RiverSource Partners International Select Value
   Fund(11)                                                            9/28/01                                            Yes
 RiverSource Partners International Small Cap
   Fund(11)                                                            10/3/02                                            Yes
RIVERSOURCE INTERNATIONAL SERIES, INC.(2)               7/18/84                   Corporation        MN        10/31
 RiverSource Disciplined International Equity
   Fund                                                                5/18/06                                            Yes
 Threadneedle Asia Pacific Fund                                        7/15/09                                            Yes
 Threadneedle European Equity Fund(5),(11)                             6/26/00                                            Yes
 Threadneedle International Opportunity
   Fund(4),(5),(11)                                                   11/15/84                                            Yes
RIVERSOURCE INVESTMENT SERIES, INC.                1/18/40; 4/8/86(1)             Corporation      NV/MN       9/30
 RiverSource Balanced Fund(4)                                          4/16/40                                            Yes
 RiverSource Disciplined Large Cap Growth Fund                         5/17/07                                            Yes
 RiverSource Disciplined Large Cap Value Fund                           8/1/08                                            Yes
 RiverSource Diversified Equity Income Fund                           10/15/90                                            Yes
 RiverSource Mid Cap Value Fund                                        2/14/02                                            Yes
RIVERSOURCE LARGE CAP SERIES, INC.(2)              5/21/70, 4/8/86(1)             Corporation      NV/MN       7/31
 RiverSource Disciplined Equity Fund(4)                                4/24/03                                            Yes
RIVERSOURCE MANAGERS SERIES, INC.(2)                    3/20/01                   Corporation        MN        5/31
 RiverSource Partners Aggressive Growth Fund(11)                       4/24/03                                            Yes
 RiverSource Partners Fundamental Value Fund(11)                       6/18/01                                            Yes
 RiverSource Partners Select Value Fund(11)                             3/8/02                                            Yes
 RiverSource Partners Small Cap Equity
  Fund(4),(11)                                                          3/8/02                                            Yes

                                                                                                              FISCAL
                                                        DATE OF       DATE BEGAN    FORM OF       STATE OF     YEAR
FUND*                                                 ORGANIZATION    OPERATIONS  ORGANIZATION  ORGANIZATION    END   DIVERSIFIED**
-------------------------------------------------- ------------------ ---------- -------------- ------------ -------- -------------
 RiverSource Partners Small Cap Value Fund(11)                         6/18/01                                            Yes
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.               8/25/89                   Corporation        MN        1/31
 RiverSource Portfolio Builder Conservative Fund                        3/4/04                                            Yes
 RiverSource Portfolio Builder Moderate
   Conservative Fund                                                    3/4/04                                            Yes
 RiverSource Portfolio Builder Moderate Fund                            3/4/04                                            Yes
 RiverSource Portfolio Builder Moderate
   Aggressive Fund                                                      3/4/04                                            Yes
 RiverSource Portfolio Builder Aggressive Fund                          3/4/04                                            Yes
 RiverSource Portfolio Builder Total Equity Fund                        3/4/04                                            Yes
 RiverSource S&P 500 Index Fund                                       10/25/99                                            Yes
 RiverSource Small Company Index Fund                                  8/19/96                                            Yes
RIVERSOURCE MONEY MARKET SERIES, INC.              8/22/75; 4/8/86(1)             Corporation      NV/MN       7/31
 RiverSource Cash Management Fund                                      10/6/75                                            Yes
RIVERSOURCE SECTOR SERIES, INC.                         3/25/88                   Corporation        MN        6/30
 RiverSource Dividend Opportunity Fund(8)                               8/1/88                                            Yes
 RiverSource Real Estate Fund                                           3/4/04                                             No
RIVERSOURCE SELECTED SERIES, INC.                       10/5/84                   Corporation        MN        3/31
 RiverSource Precious Metals and Mining Fund(9)                        4/22/85                                             No
RIVERSOURCE SERIES TRUST(14)                            1/27/06                  Business Trust      MA        4/30
 RiverSource 120/20 Contrarian Equity Fund                            10/18/07                                            Yes
 RiverSource Recovery and Infrastructure Fund                          2/19/09                                             No
 RiverSource Retirement Plus 2010 Fund                                 5/18/06                                            Yes
 RiverSource Retirement Plus 2015 Fund                                 5/18/06                                            Yes
 RiverSource Retirement Plus 2020 Fund                                 5/18/06                                            Yes
 RiverSource Retirement Plus 2025 Fund                                 5/18/06                                            Yes
 RiverSource Retirement Plus 2030 Fund                                 5/18/06                                            Yes
 RiverSource Retirement Plus 2035 Fund                                 5/18/06                                            Yes
 RiverSource Retirement Plus 2040 Fund                                 5/18/06                                            Yes
 RiverSource Retirement Plus 2045 Fund                                 5/18/06                                            Yes
RIVERSOURCE SHORT TERM INVESTMENTS SERIES,
   INC.(15)                                        4/23/68, 4/8/86(1)             Corporation      NV/MN       7/31
 RiverSource Short-Term Cash Fund                                      9/26/06                                            Yes
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST             4/7/86                   Business Trust      MA      8/31(10)
 RiverSource Minnesota Tax-Exempt Fund                                 8/18/86                                             No
 RiverSource New York Tax-Exempt Fund                                  8/18/86                                             No
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.(2)        10/9/84                   Corporation        MN        9/30
 RiverSource Strategic Allocation Fund(4)                              1/23/85                                            Yes
 RiverSource Strategic Income Allocation Fund                          5/17/07                                            Yes
RIVERSOURCE STRATEGY SERIES, INC.                       1/24/84                   Corporation        MN        3/31
 RiverSource Equity Value Fund                                         5/14/84                                            Yes
 RiverSource Partners Small Cap Growth Fund(11)                        1/24/01                                            Yes
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.(2)      12/21/78;4/8/86(1)             Corporation      NV/MN      11/30
 RiverSource Tax-Exempt High Income Fund(4)                             5/7/79                                            Yes
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES,
   INC.(2)                                         2/29/80, 4/8/86(1)             Corporation      NV/MN      12/31

                                                                                                              FISCAL
                                                        DATE OF       DATE BEGAN    FORM OF       STATE OF     YEAR
FUND*                                                 ORGANIZATION    OPERATIONS  ORGANIZATION  ORGANIZATION    END   DIVERSIFIED**
-------------------------------------------------- ------------------ ---------- -------------- ------------ -------- -------------
 RiverSource Tax-Exempt Money Market Fund(4)                            8/5/80                                            Yes
RIVERSOURCE TAX-EXEMPT SERIES, INC.                9/30/76, 4/8/86(1)             Corporation      NV/MN      11/30
 RiverSource Intermediate Tax-Exempt Fund                             11/13/96                                            Yes
 RiverSource Tax-Exempt Bond Fund                                     11/24/76                                            Yes
RIVERSOURCE VARIABLE SERIES TRUST(12)                   9/11/07                  Business Trust      MA       12/31
 Disciplined Asset Allocation Portfolios -
   Aggressive                                                           5/1/08                                            Yes
 Disciplined Asset Allocation Portfolios -
   Conservative                                                         5/1/08                                            Yes
 Disciplined Asset Allocation Portfolios -
   Moderate                                                             5/1/08                                            Yes
 Disciplined Asset Allocation Portfolios -
   Moderately  Aggressive                                               5/1/08                                            Yes
 Disciplined Asset Allocation Portfolios -
   Moderately  Conservative                                             5/1/08                                            Yes
 RiverSource Partners Variable Portfolio -
   Fundamental Value Fund(11)                                           5/1/06                                            Yes
 RiverSource Partners Variable Portfolio -
   Select Value Fund(11)                                                2/4/04                                            Yes
 RiverSource Partners Variable Portfolio -
   Small Cap Value Fund(11)                                            8/14/01                                            Yes
 RiverSource Variable Portfolio - Balanced Fund(4)                     4/30/86                                            Yes
 RiverSource Variable Portfolio - Cash Management
   Fund                                                               10/31/81                                            Yes
 RiverSource Variable Portfolio -
   Core Equity Fund                                                    9/10/04                                            Yes
 RiverSource Variable Portfolio - Diversified
   Bond Fund(3)                                                       10/13/81                                            Yes
 RiverSource Variable Portfolio - Diversified
   Equity Income Fund                                                  9/15/99                                            Yes
 RiverSource Variable Portfolio - Dynamic Equity
   Fund(5),(16)                                                       10/13/81                                            Yes
 RiverSource Variable Portfolio - Global Bond
   Fund                                                                 5/1/96                                             No
 RiverSource Variable Portfolio - Global
   Inflation Protected Securities Fund(13)                             9/13/04                                             No
 RiverSource Variable Portfolio - High Yield Bond
   Fund(3)                                                              5/1/96                                            Yes
 RiverSource Variable Portfolio - Income
   Opportunities Fund                                                   6/1/04                                            Yes
 RiverSource Variable Portfolio - Mid Cap
   Growth Fund(4)                                                       5/1/01                                            Yes
 RiverSource Variable Portfolio - Mid Cap
   Value Fund                                                           5/2/05                                            Yes
 RiverSource Variable Portfolio - S&P 500
   Index Fund                                                           5/1/00                                            Yes
 RiverSource Variable Portfolio - Short Duration
   U.S. Government Fund(3)                                             9/15/99                                            Yes
 Seligman Variable Portfolio - Growth Fund(16)                         9/15/99                                            Yes
 Seligman Variable Portfolio - Larger-Cap Value
   Fund(16)                                                            02/4/04                                            Yes
 Seligman Variable Portfolio - Smaller-Cap Value
   Fund(16)                                                            9/15/99                                            Yes

                                                                                                              FISCAL
                                                        DATE OF       DATE BEGAN    FORM OF       STATE OF     YEAR
FUND*                                                ORGANIZATION     OPERATIONS  ORGANIZATION  ORGANIZATION    END   DIVERSIFIED**
-------------------------------------------------- -----------------  ---------- -------------- ------------ -------- -------------
 Threadneedle Variable Portfolio - Emerging
   Markets Fund(4),(5),(11)                                             5/1/00                                            Yes
 Threadneedle Variable Portfolio - International
   Opportunity Fund(4),(5),(11)                                        1/13/92                                            Yes
SELIGMAN CAPITAL FUND, INC.                            10/21/68        10/9/69    Corporation        MD        12/31      Yes
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.      10/8/82        6/23/83    Corporation        MD        12/31      Yes
SELIGMAN FRONTIER FUND, INC.                             7/9/84       12/10/84    Corporation        MD        10/31      Yes
SELIGMAN GLOBAL FUND SERIES, INC.                      11/22/91                   Corporation        MD        10/31
 Seligman Global Smaller Companies Fund                                 9/9/92                                            Yes
 Seligman Global Technology Fund                                       5/23/94                                            Yes
SELIGMAN GROWTH FUND, INC.                              1/26/37         4/1/37    Corporation        MD        12/31      Yes
SELIGMAN LASALLE REAL ESTATE                            5/30/03                   Corporation        MD        12/31
 FUND SERIES, INC.
 RiverSource LaSalle Global Real Estate Fund(17)                      12/29/06                                             No
 RiverSource LaSalle Monthly Dividend Real Estate
  Fund(17)                                                             7/16/03                                            Yes
SELIGMAN MUNICIPAL FUND SERIES, INC.                     8/8/83                   Corporation        MD         9/30
 Seligman National Municipal Class                                    12/31/83                                            Yes
 Seligman Minnesota Municipal Class                                   12/30/83                                             No
 Seligman New York Municipal Class                                      1/3/84                                             No
SELIGMAN MUNICIPAL SERIES TRUST                         7/25/84                  Business Trust      MA         9/30
 Seligman California Municipal High-Yield Series                      11/20/84                                             No
 Seligman California Municipal Quality Series                         11/20/84                                             No
SELIGMAN PORTFOLIOS, INC.                                7/1/87                   Corporation        MD        12/31
 Seligman Capital Portfolio                                            6/21/88                                            Yes
 Seligman Cash Management Portfolio                                    6/21/88                                            Yes
 Seligman Common Stock Portfolio                                       6/21/88                                            Yes
 Seligman Communications and Information Portfolio                    10/11/94                                            Yes
 Seligman Global Technology Portfolio                                   5/1/96                                            Yes
 Seligman International Growth Portfolio                                5/3/93                                            Yes
 Seligman Investment Grade Fixed Income Portfolio                      6/21/88                                            Yes
 Seligman Large-Cap Value Portfolio                                     5/1/98                                            Yes
 Seligman Smaller-Cap Value Portfolio                                   5/1/98                                            Yes
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.              7/6/05                   Corporation        MD         9/30
 Seligman TargETFund 2015                                              10/3/05                                            Yes
 Seligman TargETFund 2025                                              10/3/05                                            Yes
 Seligman TargETFund 2035                                              10/2/06                                            Yes
 Seligman TargETFund 2045                                              10/2/06                                            Yes
 Seligman TargETFund Core                                              10/3/05                                            Yes
SELIGMAN VALUE FUND SERIES, INC.                        1/27/97                   Corporation        MD        12/31
 Seligman Large-Cap Value Fund                                         4/25/97                                            Yes
 Seligman Smaller-Cap Value Fund                                       4/25/97                                            Yes


* Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

(1)   Date merged into a Minnesota corporation incorporated on April 8, 1986.

(2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

(3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.

(4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio
      - Emerging Markets Fund, Variable Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable Portfolio - Balanced Fund.

(5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

(6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

(7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

(8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

(9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

(10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

(11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.

(12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

(13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

(14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

(15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

(16) Effective May 1, 2009, RiverSource Variable Portfolio - Growth Fund changed its name to Seligman Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - Large Cap Equity Fund changed its name to RiverSource Variable Portfolio - Dynamic Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund changed its name to Seligman Variable Portfolio - Larger-Cap Value Fund, and RiverSource Variable Portfolio - Small Cap Advantage Fund changed its name to Seligman Variable Portfolio - Smaller-Cap Value Fund.

(17) Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman Funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

                             TABLE 5. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

                           POSITION HELD
                          WITH FUNDS AND        PRINCIPAL OCCUPATION               OTHER                      COMMITTEE
  NAME, ADDRESS, AGE     LENGTH OF SERVICE     DURING PAST FIVE YEARS           DIRECTORSHIPS                MEMBERSHIPS
----------------------   -----------------   ---------------------------   ---------------------------   ------------------------
Kathleen Blatz           Board member        Chief Justice, Minnesota      None                          Board Governance,
901 S. Marquette Ave.    since 2006          Supreme Court, 1998-2006;                                   Compliance, Investment
Minneapolis, MN 55402                        Attorney                                                    Review, Audit
Age 55

Arne H. Carlson          Board member        Chair, RiverSource Family     None                          Board Governance,
901 S. Marquette Ave.    since 1999          of Funds, 1999-2006;                                        Compliance, Contracts,
Minneapolis, MN 55402                        former Governor of                                          Executive, Investment
Age 75                                       Minnesota                                                   Review

Pamela G. Carlton        Board member        President, Springboard-       None                          Distribution, Investment
901 S. Marquette Ave.    since 2007          Partners in Cross Cultural                                  Review, Audit
Minneapolis, MN 55402                        Leadership (consulting
Age 55                                       company)

                           POSITION HELD
                          WITH FUNDS AND        PRINCIPAL OCCUPATION               OTHER                      COMMITTEE
  NAME, ADDRESS, AGE     LENGTH OF SERVICE     DURING PAST FIVE YEARS           DIRECTORSHIPS                MEMBERSHIPS
----------------------   -----------------   ---------------------------   ---------------------------   ------------------------
Patricia M. Flynn        Board member        Trustee Professor of          None                          Board Governance,
901 S. Marquette Ave.    since 2004          Economics and                                               Contracts, Investment
Minneapolis, MN 55402                        Management, Bentley                                         Review
Age 59                                       University; former Dean,
                                             McCallum Graduate School
                                             of Business, Bentley
                                             University

Anne P. Jones            Board member        Attorney and Consultant       None                          Board Governance,
901 S. Marquette Ave.    since 1985                                                                      Compliance, Executive,
Minneapolis, MN 55402                                                                                    Investment Review, Audit
Age 74

Jeffrey Laikind, CFA     Board member        Former Managing Director,     American Progressive          Distribution, Executive,
901 S. Marquette Ave.    since 2005          Shikiar Asset Management      Insurance                     Investment Review, Audit
Minneapolis, MN 55402
Age 74

Stephen R. Lewis, Jr.    Chair of the        President Emeritus and        Valmont Industries, Inc.      Board Governance,
901 S. Marquette Ave.    Board since         Professor of Economics,       (manufactures irrigation      Compliance, Contracts,
Minneapolis, MN 55402    2007, Board         Carleton College              systems)                      Executive, Investment
Age 70                   member since                                                                    Review
                         2002

John F. Maher            Board member        Retired President and Chief   None                          Distribution, Investment
901 S. Marquette Ave.    since 2008          Executive Officer and                                       Review, Audit
Minneapolis, MN 55402                        former Director, Great
Age 66                                       Western Financial
                                             Corporation (financial
                                             services), 1986-1997

Catherine James Paglia   Board member        Director, Enterprise Asset    None                          Board Governance,
901 S. Marquette Ave.    since 2004          Management, Inc. (private                                   Compliance, Contracts,
Minneapolis, MN 55402                        real estate and asset                                       Executive, Investment
Age 57                                       management company)                                         Review

Leroy C. Richie          Board member        Counsel, Lewis &              Digital Ally, Inc. (digital   Contracts, Distribution,
901 S. Marquette Ave.    since 2008          Munday, P.C. since 1987;      imaging); Infinity, Inc.      Investment Review
Minneapolis, MN 55402                        Vice President and General    (oil and gas exploration
Age 68                                       Counsel, Automotive Legal     and production); OGE
                                             Affairs, Chrysler             Energy Corp. (energy and
                                             Corporation, 1990-1997        energy services)

Alison Taunton-Rigby     Board member        Chief Executive Officer and   Idera Pharmaceuticals,        Contracts, Distribution,
901 S. Marquette Ave.    since 2002          Director, RiboNovix, Inc.     Inc. (biotechnology);         Executive, Investment
Minneapolis, MN 55402                        since 2003 (biotechnology);   Healthways, Inc. (health      Review
Age 65                                       former President, Aquila      management programs)
                                             Biopharmaceuticals

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                               POSITION HELD
                               WITH FUNDS AND                    PRINCIPAL OCCUPATION                        OTHER       COMMITTEE
   NAME, ADDRESS, AGE        LENGTH OF SERVICE                 DURING PAST FIVE YEARS                   DIRECTORSHIPS   MEMBERSHIPS
--------------------------   -----------------   ----------------------------------------------------   -------------   -----------
William F. Truscott          Board member        President - U.S. Asset Management and Chief            None            None
53600 Ameriprise Financial   since 2001, Vice    Investment Officer, Ameriprise Financial, Inc. since
Center                       President since     2005; President, Chairman of the Board and Chief
Minneapolis, MN 55474        2002                Investment Officer, RiverSource Investments, LLC
Age 49                                           since 2001; Director, President and Chief Executive
                                                 Officer, Ameriprise Certificate Company since
                                                 2006; Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006
                                                 and of RiverSource Fund Distributors, Inc. since
                                                 2008; Senior Vice President - Chief Investment
                                                 Officer, Ameriprise Financial, Inc., 2001-2005

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                             TABLE 6. FUND OFFICERS


                                     POSITION HELD WITH FUNDS AND                         PRINCIPAL OCCUPATION
      NAME, ADDRESS, AGE                 LENGTH OF SERVICE                               DURING PAST FIVE YEARS
--------------------------         ------------------------------     -----------------------------------------------------------
Patrick T. Bannigan                President since 2006               Director and Senior Vice President - Asset Management,
172 Ameriprise Financial Center                                       Products and Marketing, RiverSource Investments, LLC and
Minneapolis, MN 55474                                                 Director and Vice President - Asset Management, Products and
Age 44                                                                Marketing, RiverSource Distributors, Inc. since 2006 and of
                                                                      RiverSource Fund Distributors, Inc. since 2008; Managing
                                                                      Director and Global Head of Product, Morgan Stanley
                                                                      Investment Management, 2004-2006; President, Touchstone
                                                                      Investments, 2002-2004

Michelle M. Keeley                 Vice President since 2004          Executive Vice President - Equity and Fixed Income,
172 Ameriprise Financial Center                                       Ameriprise Financial, Inc. and RiverSource Investments, LLC
Minneapolis, MN 55474                                                 since 2006; Vice President - Investments, Ameriprise
Age 45                                                                Certificate Company since 2003; Senior Vice President -
                                                                      Fixed Income, Ameriprise Financial, Inc. 2002-2006 and
                                                                      RiverSource Investments, LLC, 2004-2006

Amy K. Johnson                     Vice President since 2006          Chief Administrative Officer, RiverSource Investments, LLC
5228 Ameriprise Financial Center                                      since 2009; Vice President - Asset Management and Trust
Minneapolis, MN 55474                                                 Company Services, RiverSource Investments, LLC, 2006 - 2009;
Age 44                                                                Vice President - Operations and Compliance, RiverSource
                                                                      Investments, LLC, 2004-2006; Director of Product Development
                                                                      - Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Jeffrey P. Fox                     Treasurer since 2002               Vice President - Investment Accounting, Ameriprise
105 Ameriprise Financial Center                                       Financial, Inc. since 2002; Chief Financial Officer,
Minneapolis, MN 55474                                                 RiverSource Distributors, Inc. since 2006 and of RiverSource
Age 54                                                                Fund Distributors, Inc. since 2008

Scott R. Plummer                   Vice President, General            Vice President and Chief Counsel - Asset Management,
5228 Ameriprise Financial Center   Counsel and Secretary since 2006   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Minneapolis, MN 55474                                                 RiverSource Distributors, Inc. and Chief Legal Officer and
Age 50                                                                Assistant Secretary, RiverSource Investments, LLC since
                                                                      2006; Chief Counsel, RiverSource Fund Distributors, Inc.
                                                                      since 2008; Vice President, General Counsel and Secretary,
                                                                      Ameriprise Certificate Company since 2005; Vice President -
                                                                      Asset Management Compliance, Ameriprise Financial, Inc.,
                                                                      2004-2005; Senior Vice President and Chief Compliance
                                                                      Officer, USBancorp Asset Management, 2002-2004

Eleanor T.M. Hoagland              Chief Compliance Officer           Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue                    since 2009                         Ameriprise Certificate Company and RiverSource Service
New York, NY 10017                                                    Corporation since 2009; Chief Compliance Officer for each of
Age 58                                                                the Seligman funds since 2004; Anti-Money Laundering
                                                                      Prevention Officer and Identity Theft Prevention Officer for
                                                                      each of the Seligman funds, 2008-2009; Managing Director, J.
                                                                      & W. Seligman & Co. Incorporated and Vice-President for each of the funds, 2004-2008.

Neysa M. Alecu                     Anti-Money Laundering              Vice President - Compliance, Ameriprise Financial, Inc.
2934 Ameriprise Financial Center   Prevention Officer since           since 2008; Anti-Money Laundering Officer, Ameriprise
Minneapolis, MN 55474              2004 and Identity Theft            Financial, Inc. since 2005; Compliance Director, Ameriprise
Age 45                             Prevention Officer since           Financial, Inc., 2004-2008
                                   2008

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not "interested persons" of the fund as that term is defined in the 1940 Act). The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below. Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2009 of all funds in the RiverSource Family of Funds overseen by the Board members. All shares of the funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of funds.

                   TABLE 7. BOARD MEMBER HOLDINGS -- ALL FUNDS

Based on net asset values as of Dec. 31, 2009:

                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF ALL
BOARD MEMBER                       FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OVERSEEN BY BOARD MEMBER
--------------------------------   -----------------------------------------------------------------
Kathleen Blatz
Arne H. Carlson
Pamela G. Carlton
Patricia M. Flynn
Anne P. Jones
Jeffrey Laikind
Stephen R. Lewis, Jr.
John F. Maher
Catherine James Paglia
Leroy C. Richie
Alison Taunton-Rigby
William F. Truscott

*     Includes deferred compensation invested in share equivalents.

COMPENSATION OF BOARD MEMBERS

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

RiverSource Life Insurance Company (RiverSource Life) and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Family of Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain openend registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG").

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements will be audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm will also provide other accounting and tax-related services as requested by the fund.

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

- Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

-     Nature of and provisions of the obligation.

- Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                                              S-____-20 A (5/10)

                                                                January 28, 2010

The information in this Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                   PRELIMINARY
                       STATEMENT OF ADDITIONAL INFORMATION
                                  [DATE], 2010

RIVERSOURCE VARIABLE SERIES TRUST

      RiverSource Variable Portfolio - Limited Duration Bond Fund
      RiverSource Variable Portfolio - Strategic Income Fund
      Variable Portfolio - AIM International Growth Fund
      Variable Portfolio - AllianceBernstein International Value Fund Variable Portfolio - American Century Diversified Bond Fund
      Variable Portfolio - American Century Growth Fund
      Variable Portfolio - Eaton Vance Floating-Rate Income Fund
      Variable Portfolio - Fidelity Investments International Equity Fund Variable Portfolio - Growth Fund
      Variable Portfolio - International Fund
      Variable Portfolio - J.P. Morgan Core Bond Fund
      Variable Portfolio - Jennison Mid Cap Growth Fund
      Variable Portfolio - MFS Value Fund
      Variable Portfolio - Mondrian International Small Cap Fund
      Variable Portfolio - Morgan Stanley Global Real Estate Fund
      Variable Portfolio - NFJ Dividend Value Fund
      Variable Portfolio - Partners Small Cap Growth Fund
      Variable Portfolio - PIMCO Mortgage-Backed Securities Fund
      Variable Portfolio - U.S. Equity Fund
      Variable Portfolio - UBS Large Cap Growth Fund
      Variable Portfolio - Wells Fargo Short Duration Government Fund

Each fund may offer Class 1 and Class 2 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by RiverSource Fund Distributors, Inc. (the distributor).

This is the Statement of Additional Information ("SAI") for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI. For a free copy of a fund prospectus, or annual or semiannual report, contact your financial intermediary or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call 1 (800) 221-2450 or visit riversource.com/funds.

Each fund is governed by a Board of Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies...................................
Investment Strategies and Types of Investments.......................................
Information Regarding Risks and Investment Strategies................................
Securities Transactions..............................................................
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager.........
Valuing Fund Shares..................................................................
Portfolio Holdings Disclosure........................................................
Proxy Voting.........................................................................
Investing in a Fund..................................................................
Transferring/Selling Shares..........................................................
Capital Loss Carryover...............................................................
Taxes................................................................................
Service Providers....................................................................
Organizational Information...........................................................
Board Members and Officers...........................................................
Control Persons and Principal Holders of Securities..................................
Information Regarding Pending and Settled Legal Proceedings..........................
Independent Registered Public Accounting Firm........................................
Appendix A: Description of Ratings...................................................

LIST OF TABLES

1.  Fund Fiscal Year Ends and Investment Categories..................................
2.  Investment Strategies and Types of Investments...................................
3.  Investment Management Services Agreement Fee Schedule............................
4.  PIA Indexes......................................................................
5.  Performance Incentive Adjustment Calculation.....................................
6.  Subadvisers and Subadvisory Agreement Fee Schedules..............................
7.  Portfolio Managers...............................................................
8.  Administrative Services Agreement Fee Schedule...................................
9.  Fund History Table for RiverSource Funds.........................................
10. Board Members....................................................................
11. Fund Officers....................................................................
12. Board Member Holdings -- All Funds...............................................
13. Board Member Compensation -- All Funds...........................................

Throughout this SAI, the funds are referred to as follows:

  RiverSource Variable Portfolio - Limited Duration Bond Fund (Limited
  Duration Bond)
  RiverSource Variable Portfolio - Strategic Income Fund (Strategic Income) Variable Portfolio - AIM International Growth Fund (AIM International Growth) Variable Portfolio - AllianceBernstein International Value Fund (AllianceBernstein International Value)
  Variable Portfolio - American Century Diversified Bond Fund (American
  Century Diversified Bond)
  Variable Portfolio - American Century Growth Fund (American Century
  Growth)
  Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Eaton Vance Floating-Rate Income)
  Variable Portfolio - Fidelity Investments International Equity Fund
  (Fidelity Investments International Equity)
  Variable Portfolio - Growth Fund (Growth)
  Variable Portfolio - International Fund (International)
  Variable Portfolio - J.P. Morgan Core Bond Fund (J.P. Morgan Core Bond) Variable Portfolio - Jennison Mid Cap Growth Fund (Jennison Mid Cap
  Growth)
  Variable Portfolio - MFS Value Fund (MFS Value)
  Variable Portfolio - Mondrian International Small Cap Fund (Mondrian International Small Cap)
  Variable Portfolio - Morgan Stanley Global Real Estate Fund (Morgan
  Stanley Global Real Estate)
  Variable Portfolio - NFJ Dividend Value Fund (NFJ Dividend Value)
  Variable Portfolio - Partners Small Cap Growth Fund (Partners Small Cap
  Growth)
  Variable Portfolio - PIMCO Mortgage-Backed Securities Fund (PIMCO Mortgage-Backed Securities)
  Variable Portfolio - U.S. Equity Fund (U.S. Equity)
  Variable Portfolio - UBS Large Cap Growth Fund (UBS Large Cap Growth) Variable Portfolio - Wells Fargo Short Duration Government Fund (Wells
  Fargo Short Duration Government)

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES

                                                        FISCAL YEAR           FUND INVESTMENT
FUND*                                                       END                   CATEGORY
-----                                                   -----------           ----------------
Limited Duration Bond                                   December 31           Fixed Income
Strategic Income                                        December 31           Fixed Income
AIM International Growth                                December 31           Equity
AllianceBernstein International Value                   December 31           Equity
American Century Diversified Bond                       December 31           Fixed Income
American Century Growth                                 December 31           Equity
Eaton Vance Floating-Rate Income                        December 31           Fixed Income
Fidelity Investments International Equity               December 31           Equity
Growth                                                  December 31           Equity
International                                           December 31           Equity
J.P. Morgan Core Bond                                   December 31           Fixed Income
Jennison Mid Cap Growth                                 December 31           Equity
MFS Value                                               December 31           Equity
Mondrian International Small Cap                        December 31           Equity
Morgan Stanley Global Real Estate                       December 31           Equity
NFJ Dividend Value                                      December 31           Equity
Partners Small Cap Growth                               December 31           Equity
PIMCO Mortgage-Backed Securities                        December 31           Fixed Income
U.S. Equity                                             December 31           Equity

                                                        FISCAL YEAR           FUND INVESTMENT
FUND*                                                       END                   CATEGORY
-----                                                   -----------           ----------------
UBS Large Cap Growth                                    December 31           Equity
Wells Fargo Short Duration Government                   December 31           Fixed Income

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

      - The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      - The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

      - The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

      - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      - The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

      - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
            (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      - Except for Morgan Stanley Global Real Estate, the fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following are guidelines that may be changed by the Board at any time.

      - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, FOR ALL FUNDS EXCEPT AIM INTERNATIONAL GROWTH, ALLIANCEBERNSTEIN INTERNATIONAL VALUE, FIDELITY INVESTMENTS INTERNATIONAL EQUITY, MONDRIAN INTERNATIONAL SMALL CAP, MORGAN STANLEY GLOBAL REAL ESTATE AND INTERNATIONAL:

      - Up to 25% of the fund's net assets may be invested in foreign investments.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 2. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

INVESTMENT STRATEGY                                          EQUITY         FIXED INCOME
-------------------                                          ------         -----------
Agency and government securities                               -                 -
Borrowing                                                      -                 -
Cash/money market instruments                                  -                 -
Collateralized bond obligations                                -                 -
Commercial paper                                               -                 -
Common stock                                                   -                 -
Convertible securities                                         -                 -
Corporate bonds                                                -                 -
Debt obligations                                               -                 -
Depositary receipts                                            -                 -
Derivative instruments                                         -                 -
Exchange-traded funds                                          -                 -
Floating rate loans                                            --                -
Foreign currency transactions                                  -                 -
Foreign securities                                             -                 -
Funding agreements                                             -                 -
High yield debt securities (junk bonds)                        -                 -
Illiquid and restricted securities                             -                 -
Indexed securities                                             -                 -
Inflation protected securities                                 -                 -
Inverse floaters                                               --                -
Investment companies                                           -                 -
Lending of portfolio securities                                -                 -
Loan participations                                            -                 -
Mortgage- and asset-backed securities                          -                 -
Mortgage dollar rolls                                          A                 -
Municipal obligations                                          -                 -
Pay-in-kind securities                                         -                 -
Preferred stock                                                -                 -
Real estate investment trusts                                  -                 -
Repurchase agreements                                          -                 -
Reverse repurchase agreements                                  -                 -
Short sales                                                    B                 B
Sovereign debt                                                 -                 -
Structured investments                                         -                 -
Swap agreements                                                -                 -

INVESTMENT STRATEGY                                          EQUITY         FIXED INCOME
-------------------                                          ------         -----------
Variable- or floating-rate securities                          -                 -
Warrants                                                       -                 -
When-issued securities and forward commitments                 -                 -
Zero-coupon and step-coupon securities                         -                 -

A.    The following funds are authorized to invest in mortgage dollar rolls:
      Morgan Stanley Global Real Estate.

B. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

COMMON STOCK RISK. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. Credit risk is the risk that one or more fixed income securities in the fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund's investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to its principal risks (as described in the fund's prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may led to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

EXCHANGE-TRADED FUND (ETF) RISK. An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

FOREIGN CURRENCY RISK. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

RISKS OF FOREIGN INVESTING. Except for purposes of Morgan Stanley Global Real Estate, foreign securities are defined as securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. For Morgan Stanley Global Real Estate, foreign securities are defined as securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

HIGHLY LEVERAGED TRANSACTIONS RISK. The corporate loans and corporate debt securities in which the fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by such fund. In such highly leveraged

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transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INFLATION-PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INFRASTRUCTURE-RELATED COMPANIES RISK. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the fund's portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is

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generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

REAL ESTATE INDUSTRY RISK. Certain funds concentrate their investments in securities of companies operating in the real estate industry, making the fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

STRIPPED SECURITIES RISK. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

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INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government, its agencies and instrumentalities, and government sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.) Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

* On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING

If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the

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conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

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DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

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Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Counterparty Risk, Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund's ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percentage of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

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ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)

Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS

Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES

To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may

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request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES

In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks

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making up the index of securities without actually purchasing those stocks.
Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION

In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION

Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis, New York and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis, New York and Los Angeles, it operates in this structure subject to its duty to seek best execution.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

VALUING FUND SHARES

In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the "Exchange"):

      - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

      - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

      - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

      - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and Seligman.com for Seligman funds) as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on websites each fund's full portfolio holdings (including name and percentage of a fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the websites or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, independent consultants, financial printers (Cenveo, Inc., Bowne, Vestek, Morningstar Associates, LLC, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

In connection with a proposed acquisition by RiverSource Investments' parent company, Ameriprise Financial, of certain asset management-related businesses operated by subsidiary companies of the Bank of America Corporation (BAC), RiverSource Investments may share certain of the funds' portfolio holdings information with select personnel of these BAC subsidiary companies as part of the overall integration efforts with RiverSource Investments. Disclosures are subject to confidentiality obligations and were approved by the PHC and the funds' Chief Compliance Officer.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

      - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

      - The Board supports annual election of all directors and proposals to eliminate classes of directors.

      - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

      - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

      - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

INVESTING IN A FUND

PURCHASING SHARES

As a Contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more Funds. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

If you own a Contract or participate in a Qualified Plan, see your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the Funds, minimum and maximum payments and submission and acceptance of your application.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to your Contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in your Account investing in shares of the fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to your Account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

A fund will sell any shares presented by the shareholders Accounts of participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus or Qualified Plan disclosure documents.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

      - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and the distributor reserve the right to reject any business, in its sole discretion.

TAXES

Each fund other than American Century Growth, Growth, UBS Large Cap Growth, MFS Value, NFJ Dividend Value, Jennison Mid Cap Growth, U.S. Equity and Partners Small Cap Growth (the "non-RIC funds") intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund other than the non-RIC funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the fund's items of income, gain, loss, deduction or credit for the taxable year of the fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the fund.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status.

The funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their "separate accounts" which hold shares in the fund to qualify for special tax treatment described below. Under a
Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the fund's total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the fund, including the separate account's proportionate share of the assets of the fund, can be in cash, cash items, government securities and securities of other regulated investment companies pursuant to Sec 817(h) of the Code. For purposes of the latter diversification requirement, the fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The funds intend to meet such requirements.

The funds other than the non-RIC funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non-RIC funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC funds may similarly make an election to mark to market any PFIC stock.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement (the Agreement), the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 3. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

                                                                            ANNUAL RATE AT          DAILY RATE ON
                                                             ASSETS          EACH ASSET           LAST DAY OF MOST
FUND                                                       (BILLIONS)          LEVEL             RECENT FISCAL PERIOD
-----------------------------------------                  ----------       --------------       --------------------
Limited Duration Bond
Strategic Income
AIM International Growth
AllianceBernstein International Value
American Century Diversified Bond
American Century Growth
Eaton Vance Floating-Rate Income
Fidelity Investments International Equity
Growth
International
J.P. Morgan Core Bond
Jennison Mid Cap Growth
MFS Value
Mondrian International Small Cap
Morgan Stanley Global Real Estate
NFJ Dividend Value
Partners Small Cap Growth
PIMCO Mortgage-Backed Securities
U.S. Equity
UBS Large Cap Growth
Wells Fargo Short Duration Government

Under the Agreement, the management fee is paid monthly. For all funds, under the Agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

For Equity Funds before the management fee is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below.

                              TABLE 4. PIA INDEXES

FUND                                                            PIA INDEX
-----------------------------------------   --------------------------------------------------
AIM International Growth                    Lipper International Large-Cap Growth Funds Index

AllianceBernstein International Value       Lipper International Large-Cap Value Funds Index

American Century Growth                     Lipper Large-Cap Growth Funds Index

Fidelity Investments International Equity   Lipper International Large-Cap Core Funds Index

Growth                                      Lipper Large-Cap Growth Funds Index

International                               Lipper International Small-Cap Funds Index

Jennison Mid Cap Growth                     Lipper Mid-Cap Growth Funds Index

MFS Value                                   Lipper Large-Cap Value Funds Index

Mondrian International Small Cap            Lipper International Small-Cap Funds Index

Morgan Stanley Global Real Estate           Lipper Global Real Estate Funds Index

NFJ Dividend Value                          Lipper Large-Cap Value Funds Index

Partners Small Cap Growth                   Lipper Small-Cap Growth Funds Index

U.S. Equity                                 Lipper Small-Cap Growth Funds Index

UBS Large Cap Growth                        Lipper Large-Cap Growth Funds Index

The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table.

              TABLE 5. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

 PERFORMANCE
  DIFFERENCE                                       ADJUSTMENT RATE
-------------   ------------------------------------------------------------------------------------------------------------
0.00% - 0.50%   0

0.50% - 1.00%   6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1%
                performance difference)

1.00% - 2.00%   3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)

2.00% - 4.00%   6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 10 basis points if a 4% performance difference)

4.00% - 6.00%   10 basis points, plus 1 basis point times the performance difference over 4.00%, times 100 (maximum 12 basis points if a 6% performance difference)

6.00% or more   12 basis points

For example, if the performance difference is 2.38%, the adjustment rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD

The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take effect.

CHANGE IN PIA INDEX

If a PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

MANAGER OF MANAGERS EXEMPTION

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission (SEC) that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 6.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

          TABLE 6. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                                           PARENT
FUND                                                     SUBADVISER                        COMPANY   FEE SCHEDULE
-----------------------------------------   --------------------------------------------   -------   ------------
AIM International Growth                    Invesco Advisers, Inc. (Invesco)
                                            (effective [date])

AllianceBernstein International Value       AllianceBernstein L.P. (AllianceBernstein)
                                            (effective [date])

American Century Diversified Bond           American Century Investment Management, Inc.
                                            (American Century)
                                            (effective [date])

American Century Growth                     American Century
                                            (effective [date])

Eaton Vance Floating-Rate Income            Eaton Vance Management (Eaton Vance)
                                            (effective [date])

Fidelity Investments International Equity   Pyramis Global Advisers, LLC (Pyramis)           A
                                            (effective [date])

Growth                                      [subadviser]

International                               [subadviser]

J.P. Morgan Core Bond                       JPMorgan Investment Management, Inc.
                                            (JPMIM) (effective [date])

Jennison Mid Cap Growth                     Jennison Associates LLC (Jennison)
                                            (effective [date])

MFS Value                                   Massachusetts Financial Services Company
                                            (MFS) (effective [date])

Mondrian International Small Cap            Mondrian Investment Partners Limited
                                            (Mondrian) (effective [date])

Morgan Stanley Global Real Estate           Morgan Stanley Investment Management, Inc.
                                            (MSIM) (effective [date])

NFJ Dividend Value                          NFJ Investment Group LLC (NFJ)
                                            (effective [date])

Partners Small Cap Growth                   TCW Investment Management Company (TCW)
                                            (effective [date])

                                            The London Company (TLC)
                                            (effective [date])

                                            Wells Capital Management Incorporated
                                            (Wells) (effective [date])

PIMCO Mortgage-Backed Securities            Pacific Investment Management Company LLC
                                            (PIMCO) (effective [date])

U.S. Equity                                 [subadviser]

UBS Large Cap Growth                        UBS Global Asset Management (Americas) Inc.
                                            (UBS)

Wells Fargo Short Duration Government       Wells Capital Management Incorporated
                                            (WellsCap) (effective [date])

A - Pyramis Global Advisers, LLC is an indirect, wholly-owned subsidiary of FMR LLC (Fidelity Investments).

PORTFOLIO MANAGERS. For all funds other than money market funds, the following table provides information about the funds' portfolio managers as of [date].

                           TABLE 7. PORTFOLIO MANAGERS

                                                   OTHER ACCOUNTS MANAGED
                                            --------------------------------      NUMBER OF              POTENTIAL
                                                             APPROXIMATE        ACCOUNTS AND  OWNERSHIP  CONFLICTS
                                         NUMBER AND TYPE  TOTAL NET ASSETS       AGGREGATE    OF FUND         OF     STRUCTURE OF
 FUND                 PORTFOLIO MANAGER   OF ACCOUNT(a)   (excluding the fund)   ASSETS(b)     SHARES(c)  INTEREST   COMPENSATION
--------------------  -----------------  ---------------  --------------------  ------------  ----------  ---------  ------------
Limited               Tom Murphy                                                                None
Duration Bond         Tim Doubek

Strategic             Colin Lundgren                                                            None
Income                Gene Tanuuzzo

AIM International                                                                               None
Growth

AllianceBernstein                                                                               None
International Value

American Century                                                                                None
Diversified Bond

American Century                                                                                None
Growth

Eaton Vance                                                                                     None
Floating-Rate Income

Fidelity Investments                                                                            None
International Equity

Growth                                                                                          None
International                                                                                   None

J.P. Morgan                                                                                     None
Core Bond

Jennison Mid                                                                                    None
Cap Growth

MFS Value                                                                                       None

Mondrian                                                                                        None
International
Small Cap

Morgan Stanley                                                                                  None
Global Real Estate

NFJ Dividend Value                                                                              None

                                                   OTHER ACCOUNTS MANAGED
                                            --------------------------------      NUMBER OF              POTENTIAL
                                                             APPROXIMATE        ACCOUNTS AND  OWNERSHIP  CONFLICTS
                                         NUMBER AND TYPE  TOTAL NET ASSETS       AGGREGATE    OF FUND         OF     STRUCTURE OF
 FUND                 PORTFOLIO MANAGER   OF ACCOUNT(a)   (excluding the fund)   ASSETS(b)     SHARES(c)  INTEREST   COMPENSATION
--------------------  -----------------  ---------------  --------------------  ------------  ----------  ---------  ------------
Partners Small                                                                                  None
Cap Growth

PIMCO Mortgage-Backed                                                                           None
Securities

U.S. Equity                                                                                     None

UBS Large Cap Growth                                                                            None
Wells Fargo Short                                                                               None
Duration Government

(a) RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

POTENTIAL CONFLICTS OF INTEREST

(1)

STRUCTURE OF COMPENSATION

(X)

ADMINISTRATIVE SERVICES

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, Ameriprise Financial provides, or compensates others to provide, the funds with certain services, including administrative, accounting, treasury and other services. The fees are calculated as follows:

             TABLE 8. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                              ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                            ----------------------------------------------------------------------------------------
                                                              $500,000,001  -  $1,000,000,001 -  $3,000,000,001 -
FUND                                        $0 - 500,000,000  1,000,000,000    3,000,000,000      12,000,000,000    $12,000,000,001+
-----------------------------------------   ----------------  ---------------  ----------------  ----------------   ----------------
Limited Duration Bond
Strategic Income
AIM International Growth
AllianceBernstein International Value
American Century Diversified Bond

                                                              ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                            ----------------------------------------------------------------------------------------
                                                              $500,000,001  -  $1,000,000,001 -  $3,000,000,001 -
FUND                                        $0 - 500,000,000  1,000,000,000    3,000,000,000      12,000,000,000    $12,000,000,001+
-----------------------------------------   ----------------  ---------------  ----------------  ----------------   ----------------
American Century Growth
Eaton Vance Floating-Rate Income
Fidelity Investments International Equity
Growth
International
J.P. Morgan Core Bond
Jennison Mid Cap Growth
MFS Value
Mondrian International Small Cap
Morgan Stanley Global Real Estate
NFJ Dividend Value
Partners Small Cap Growth
PIMCO Mortgage-Backed Securities
U.S. Equity
UBS Large Cap Growth
Wells Fargo Short Duration Government

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to [X.XX%] of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

RiverSource Fund Distributors, Inc. (RiverSource Fund Distributors), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, an indirect wholly-owned subsidiary of RiverSource Investments, LLC, is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, each fund approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Fund Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the fund's average daily net assets for Class 2 shares. These fees are not applicable to Class 1 shares.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders over time.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

CUSTODIAN SERVICES

The fund's securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan in other financial institutions as permitted by law and by the fund's custodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by Accounts of participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

             TABLE 9. FUND HISTORY TABLE FOR RIVERSOURCE FAMILY OF FUNDS

                                                      DATE                                      FISCAL
                                     DATE OF          BEGAN         FORM OF       STATE OF      YEAR
FUND*                              ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END          DIVERSIFIED**
---------------------------     ------------------  ----------   ------------   ------------   ----------    --------------
RIVERSOURCE BOND SERIES,
  INC.(2)                       4/29/81, 4/8/86(1)                Corporation      NV/MN        7/31
 RiverSource Floating
  Rate Fund                                          2/16/06                                                       Yes
 RiverSource Income
  Opportunities Fund                                 6/19/03                                                       Yes
 RiverSource Inflation
  Protected Securities Fund                           3/4/04                                                        No
 RiverSource Limited
  Duration Bond Fund                                 6/19/03                                                       Yes
RIVERSOURCE CALIFORNIA
 TAX-EXEMPT TRUST                     4/7/86                     Business Trust       MA        8/31(10)
 RiverSource California
  Tax-Exempt Fund                                    8/18/86                                                        No
RIVERSOURCE
 DIMENSIONS SERIES, INC.        2/20/68, 4/8/86(1)                Corporation      NV/MN        7/31
 RiverSource Disciplined
  Small and Mid Cap
  Equity Fund                                        5/18/06                                                       Yes
 RiverSource Disciplined
  Small Cap Value Fund                               2/16/06                                                       Yes
RIVERSOURCE DIVERSIFIED
 INCOME SERIES, INC.(2)         6/27/74, 4/8/86(1)                Corporation      NV/MN        8/31
 RiverSource Diversified
  Bond Fund(3)                                       10/3/74                                                       Yes
RIVERSOURCE EQUITY
 SERIES, INC.                   3/18/57, 4/8/86(1)                Corporation      NV/MN        11/30
 RiverSource Mid Cap
  Growth Fund(4)                                      6/4/57                                                       Yes
RIVERSOURCE GLOBAL
 SERIES, INC.                        10/28/88                     Corporation        MN         10/31
 RiverSource Absolute
  Return Currency and Income
  Fund                                               6/15/06                                                       Yes
 RiverSource Emerging
  Markets Bond Fund                                  2/16/06                                                        No
 RiverSource Global
  Bond Fund                                          3/20/89                                                        No
 Threadneedle Emerging
  Markets Fund (4,5,11)                             11/13/96                                                       Yes
 Threadneedle Global
  Equity Fund(5,6,11)                                5/29/90                                                       Yes
 Threadneedle Global
  Equity Income Fund                                  8/1/08                                                       Yes
 Threadneedle Global
  Extended Alpha Fund                                 8/1/08                                                       Yes
RIVERSOURCE GOVERNMENT
 INCOME SERIES, INC.                 3/12/85                      Corporation        MN         5/31
 RiverSource Short Duration
  U.S. Government Fund(3)                            8/19/85                                                       Yes
  RiverSource U.S. Government
    Mortgage Fund                    2/14/02                                                                       Yes
RIVERSOURCE GOVERNMENT
MONEY MARKET FUND, INC.(17)          6/29/76         1/31/77      Corporation        MD         12/31              Yes
RIVERSOURCE HIGH YIELD INCOME
 SERIES, INC.                        8/17/83                      Corporation        MN         5/31
RiverSource High
 Yield Bond Fund(3)                                  12/8/83                                                       Yes
RIVERSOURCE INCOME
 SERIES, INC.                   2/10/45; 4/8/86(1)                Corporation      NV/MN        1/31(7)

                                                              DATE                                        FISCAL
                                              DATE OF         BEGAN         FORM OF       STATE OF         YEAR
FUND*                                     ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION       END        DIVERSIFIED**
-----------------------------------    ------------------   ----------   ------------   ------------   ------------   -------------
 RiverSource Income Builder Basic
   Income Fund                                               2/16/06                                                        Yes
 RiverSource Income Builder
  Enhanced Income Fund                                       2/16/06                                                        Yes
 RiverSource Income Builder Moderate
  Income Fund                                                2/16/06                                                        Yes
RIVERSOURCE INTERNATIONAL MANAGERS
  SERIES, INC.(2)                            5/9/01                      Corporation         MN           10/31
 RiverSource Partners International
   Select Growth Fund(11)                                    9/28/01                                                        Yes
 RiverSource Partners International
   Select Value Fund(11)                                     9/28/01                                                        Yes
 RiverSource Partners International
   Small Cap Fund(11)                                        10/3/02                                                        Yes
RIVERSOURCE INTERNATIONAL
  SERIES, INC.(2)                           7/18/84                      Corporation         MN           10/31
 RiverSource Disciplined
  International Equity Fund                                  5/18/06                                                        Yes
 Threadneedle Asia Pacific Fund                              7/15/09                                                        Yes
 Threadneedle European Equity
  Fund(5,11)                                                 6/26/00                                                        Yes
 Threadneedle International
  Opportunity Fund(4,5,11)                                   11/15/84                                                       Yes
RIVERSOURCE INVESTMENT SERIES, INC.    1/18/40; 4/8/86(1)                Corporation        NV/MN          9/30
 RiverSource Balanced Fund(4)                                4/16/40                                                        Yes
 RiverSource Disciplined Large
  Cap Growth Fund                                            5/17/07                                                        Yes
 RiverSource Disciplined Large Cap
  Value Fund                                                  8/1/08                                                        Yes
 RiverSource Diversified Equity
  Income Fund                                                10/15/90                                                       Yes
 RiverSource Mid Cap Value Fund                              2/14/02                                                        Yes
RIVERSOURCE LARGE CAP SERIES, INC.(2)  5/21/70, 4/8/86(1)                Corporation        NV/MN          7/31
 RiverSource Disciplined Equity
  Fund(4)                                                    4/24/03                                                        Yes
RIVERSOURCE MANAGERS SERIES, INC.(2)         3/20/01                     Corporation         MN            5/31
 RiverSource Partners Aggressive
  Growth Fund(11)                                            4/24/03                                                        Yes
 RiverSource Partners Fundamental
  Value Fund(11)                                             6/18/01                                                        Yes
 RiverSource Partners Select
  Value Fund(11)                                              3/8/02                                                        Yes
 RiverSource Partners Small Cap
  Equity Fund(4,11)                                           3/8/02                                                        Yes
 RiverSource Partners Small Cap
  Value Fund(11)                                             6/18/01                                                        Yes
RIVERSOURCE MARKET ADVANTAGE
 SERIES, INC.                                8/25/89                     Corporation         MN            1/31
 RiverSource Portfolio Builder
  Conservative Fund                                           3/4/04                                                        Yes
 RiverSource Portfolio Builder
  Moderate Conservative Fund                                  3/4/04                                                        Yes
 RiverSource Portfolio Builder
  Moderate Fund                                               3/4/04                                                        Yes
 RiverSource Portfolio Builder
  Moderate Aggressive Fund                                    3/4/04                                                        Yes
 RiverSource Portfolio Builder
  Aggressive Fund                                             3/4/04                                                        Yes
 RiverSource Portfolio Builder Total
  Equity Fund                                                 3/4/04                                                        Yes
 RiverSource S&P 500 Index Fund                              10/25/99                                                       Yes
 RiverSource Small Company
  Index Fund                                                  8/19/96                                                       Yes
RIVERSOURCE MONEY MARKET
 SERIES, INC.                          8/22/75; 4/8/86(1)                Corporation        NV/MN          7/31
 RiverSource Cash Management Fund                             10/6/75                                                       Yes
RIVERSOURCE SECTOR SERIES, INC.              3/25/88                     Corporation         MN            6/30
 RiverSource Dividend Opportunity
  Fund(8)                                                     8/1/88                                                        Yes
 RiverSource Real Estate Fund                                 3/4/04                                                        No
RIVERSOURCE SELECTED SERIES, INC.            10/5/84                     Corporation         MN            3/31
 RiverSource Precious Metals and
  Mining Fund(9)                                              4/22/85                                                       No
RIVERSOURCE SERIES TRUST(14)                 1/27/06                     Business Trust      MA            4/30
 RiverSource 120/20 Contrarian
  Equity Fund                                                10/18/07                                                       Yes
 RiverSource Recovery and
  Infrastructure Fund                                         2/19/09                                                       No
 RiverSource Retirement Plus 2010
  Fund                                                        5/18/06                                                       Yes

                                                              DATE                                        FISCAL
                                              DATE OF         BEGAN         FORM OF       STATE OF         YEAR
FUND*                                     ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION       END        DIVERSIFIED**
------------------------------------   ------------------   ----------   ------------   ------------   ------------   -------------
 RiverSource Retirement Plus 2015
  Fund                                                        5/18/06                                                       Yes
 RiverSource Retirement Plus 2020
  Fund                                                        5/18/06                                                       Yes
 RiverSource Retirement Plus 2025
  Fund                                                        5/18/06                                                       Yes
 RiverSource Retirement Plus 2030
  Fund                                                        5/18/06                                                       Yes
 RiverSource Retirement Plus 2035
  Fund                                                        5/18/06                                                       Yes
 RiverSource Retirement Plus 2040
  Fund                                                        5/18/06                                                       Yes
 RiverSource Retirement Plus 2045
  Fund                                                        5/18/06                                                       Yes
RIVERSOURCE SHORT TERM INVESTMENTS
 SERIES, INC.(15)                      4/23/68, 4/8/86(1)                Corporation        NV/MN          7/31
 RiverSource Short-Term Cash Fund                             9/26/06                                                       Yes
RIVERSOURCE SPECIAL TAX-EXEMPT
 SERIES TRUST                                4/7/86                      Business Trust       MA          8/31(10)
 RiverSource Minnesota Tax-Exempt
  Fund                                                        8/18/86                                                       No
 RiverSource New York Tax-Exempt
  Fund                                                        8/18/86                                                       No
RIVERSOURCE STRATEGIC ALLOCATION
 SERIES, INC.(2)                             10/9/84                     Corporation          MN            9/30
 RiverSource Strategic Allocation
  Fund(4)                                                     1/23/85                                                       Yes
 RiverSource Strategic Income
  Allocation Fund                                             5/17/07                                                       Yes
RIVERSOURCE STRATEGY SERIES, INC.            1/24/84                     Corporation         MN            3/31
 RiverSource Equity Value Fund                                5/14/84                                                       Yes
 RiverSource Partners Small Cap
  Growth Fund(11)                                             1/24/01                                                       Yes
RIVERSOURCE TAX-EXEMPT INCOME
 SERIES, INC.(2)                       12/21/78; 4/8/86(1)               Corporation        NV/MN         11/30
 RiverSource Tax-Exempt High Income
  Fund(4)                                                     5/7/79                                                        Yes
RIVERSOURCE TAX-EXEMPT MONEY MARKET
 SERIES, INC.(2)                        2/29/80, 4/8/86(1)               Corporation        NV/MN         12/31
 RiverSource Tax-Exempt Money
  Market Fund(4)                                              8/5/80                                                        Yes
RIVERSOURCE TAX-EXEMPT SERIES, INC.     9/30/76, 4/8/86(1)               Corporation        NV/MN         11/30
 RiverSource Intermediate
  Tax-Exempt Fund                                            11/13/96                                                       Yes
 RiverSource Tax-Exempt Bond Fund                            11/24/76                                                       Yes
RIVERSOURCE VARIABLE SERIES
 TRUST(12)                                    9/11/07                    Business Trust       MA           12/31
 Disciplined Asset Allocation
  Portfolios - Aggressive                                     5/1/08                                                        Yes
 Disciplined Asset Allocation
  Portfolios - Conservative                                   5/1/08                                                        Yes
 Disciplined Asset Allocation
  Portfolios - Moderate                                       5/1/08                                                        Yes
 Disciplined Asset Allocation
  Portfolios - Moderately Aggressive                          5/1/08                                                        Yes
 Disciplined Asset Allocation
  Portfolios - Moderately
  Conservative                                                5/1/08                                                        Yes
 RiverSource Partners Variable
  Portfolio - Fundamental Value
  Fund(11)                                                    5/1/06                                                        Yes
 RiverSource Partners Variable
  Portfolio - Select Value Fund(11)                           2/4/04                                                        Yes
 RiverSource Partners Variable
  Portfolio - Small Cap
  Value Fund(11)                                             8/14/01                                                       Yes
 RiverSource Variable Portfolio -
  Balanced Fund(4)                                            4/30/86                                                       Yes
 RiverSource Variable Portfolio -
  Cash Management Fund                                       10/31/81                                                       Yes
 RiverSource Variable Portfolio -
  Core Equity Fund                                            9/10/04                                                       Yes
 RiverSource Variable Portfolio -
  Diversified Bond Fund(3)                                   10/13/81                                                       Yes
 RiverSource Variable Portfolio -
  Diversified Equity Income Fund                              9/15/99                                                       Yes
 RiverSource Variable Portfolio -
  Dynamic Equity Fund(5,16)                                  10/13/81                                                       Yes
 RiverSource Variable Portfolio -
  Global Bond Fund                                            5/1/96                                                        No
 RiverSource Variable Portfolio -
  Global Inflation Protected
  Securities Fund(13)                                         9/13/04                                                       No
 RiverSource Variable Portfolio -
  High Yield Bond Fund(3)                                     5/1/96                                                        Yes

                                                              DATE                                        FISCAL
                                              DATE OF         BEGAN         FORM OF       STATE OF         YEAR
FUND*                                     ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION       END        DIVERSIFIED**
------------------------------------   ------------------   ----------   ------------   ------------   ------------   -------------
 RiverSource Variable Portfolio -
  Income Opportunities Fund                                   6/1/04                                                        Yes
 RiverSource Variable Portfolio -
  Mid Cap Growth Fund(4)                                      5/1/01                                                        Yes
 RiverSource Variable Portfolio -
  Mid Cap Value Fund                                          5/2/05                                                        Yes
 RiverSource Variable Portfolio -
  S&P 500 Index Fund                                          5/1/00                                                        Yes
 RiverSource Variable Portfolio -
  Short Duration U.S.
  Government Fund(3)                                          9/15/99                                                       Yes
 Seligman Variable Portfolio -
  Growth Fund(16)                                             9/15/99                                                       Yes
 Seligman Variable Portfolio -
  Larger-Cap Value Fund(16)                                   02/4/04                                                       Yes
 Seligman Variable Portfolio -
  Smaller-Cap Value Fund(16)                                  9/15/99                                                       Yes
 Threadneedle Variable Portfolio -
  Emerging Markets Fund(4,5,11)                               5/1/00                                                        Yes
 Threadneedle Variable Portfolio
   - International Opportunity
   Fund(4,5,11)                                               1/13/92                                                       Yes
SELIGMAN CAPITAL FUND, INC.                  10/21/68         10/9/69    Corporation         MD           12/31             Yes
SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND, INC.                       10/8/82         6/23/83    Corporation         MD           12/31             Yes
SELIGMAN FRONTIER FUND, INC.                  7/9/84         12/10/84    Corporation         MD           10/31             Yes
SELIGMAN GLOBAL FUND SERIES, INC.            11/22/91                    Corporation         MD           10/31
 Seligman Global Smaller
  Companies Fund                                              9/9/92                                                        Yes
 Seligman Global Technology Fund                              5/23/94                                                       Yes
SELIGMAN GROWTH FUND, INC.                    1/26/37         4/1/37     Corporation         MD           12/31             Yes
SELIGMAN LASALLE REAL ESTATE                  5/30/03                    Corporation         MD           12/31
 FUND SERIES, INC.
 RiverSource LaSalle Global Real
  Estate Fund(17)                                            12/29/06                                                       No
 RiverSource LaSalle Monthly
  Dividend Real Estate Fund(17)                              7/16/03                                                       Yes
SELIGMAN MUNICIPAL FUND SERIES, INC.          8/8/83                     Corporation         MD            9/30
 Seligman National Municipal Class                           12/31/83                                                       Yes
 Seligman Minnesota Municipal Class                          12/30/83                                                       No
 Seligman New York Municipal Class                            1/3/84                                                        No
SELIGMAN MUNICIPAL SERIES TRUST               7/25/84                    Business Trust      MA            9/30
 Seligman California Municipal
  High-Yield Series                                          11/20/84                                                       No
 Seligman California Municipal
  Quality Series                                             11/20/84                                                       No
SELIGMAN PORTFOLIOS, INC.                     7/1/87                     Corporation         MD           12/31
 Seligman Capital Portfolio                                   6/21/88                                                       Yes
 Seligman Cash Management Portfolio                           6/21/88                                                       Yes
 Seligman Common Stock Portfolio                              6/21/88                                                       Yes
 Seligman Communications and
  Information Portfolio                                      10/11/94                                                       Yes
 Seligman Global Technology
  Portfolio                                                   5/1/96                                                        Yes
 Seligman International Growth
  Portfolio                                                   5/3/93                                                        Yes
 Seligman Investment Grade Fixed
  Income Portfolio                                            6/21/88                                                       Yes
 Seligman Large-Cap Value Portfolio                           5/1/98                                                        Yes
 Seligman Smaller-Cap Value
  Portfolio                                                   5/1/98                                                        Yes
SELIGMAN TARGETHORIZON ETF
 PORTFOLIOS, INC.                             7/6/05                     Corporation         MD            9/30
 Seligman TargETFund 2015                                     10/3/05                                                       Yes
 Seligman TargETFund 2025                                     10/3/05                                                       Yes
 Seligman TargETFund 2035                                     10/2/06                                                       Yes
 Seligman TargETFund 2045                                     10/2/06                                                       Yes
 Seligman TargETFund Core                                     10/3/05                                                       Yes

                                                     DATE                                    FISCAL
                                     DATE OF         BEGAN       FORM OF        STATE OF      YEAR
FUND*                              ORGANIZATION   OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
--------------------------------   ------------   ----------   ------------   ------------   ------   -------------
SELIGMAN VALUE FUND SERIES, INC.     1/27/97                   Corporation         MD         12/31
 Seligman Large-Cap Value Fund                      4/25/97                                                Yes
 Seligman Smaller-Cap Value Fund                    4/25/97                                                Yes

* Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

(1)   Date merged into a Minnesota corporation incorporated on April 8, 1986.

(2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

(3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.

(4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio
      - Emerging Markets Fund, Variable Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable Portfolio - Balanced Fund.

(5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

(6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

(7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

(8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

(9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

(10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

(11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.

(12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

(13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

(14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

(15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

(16) Effective May 1, 2009, RiverSource Variable Portfolio - Growth Fund changed its name to Seligman Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - Large Cap Equity Fund changed its name to RiverSource Variable Portfolio - Dynamic Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund changed its name to Seligman Variable Portfolio - Larger-Cap Value Fund, and RiverSource Variable Portfolio - Small Cap Advantage Fund changed its name to Seligman Variable Portfolio - Smaller-Cap Value Fund.

(17) Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman Funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

                             TABLE 10. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

                                POSITION HELD
                               WITH FUNDS AND            PRINCIPAL OCCUPATION           OTHER               COMMITTEE
  NAME, ADDRESS, AGE         LENGTH OF SERVICE          DURING PAST FIVE YEARS      DIRECTORSHIPS          MEMBERSHIPS
----------------------   ------------------------   -----------------------------   -------------   -------------------------
Kathleen Blatz           Board member since 2006    Chief Justice, Minnesota        None            Board Governance,
901 S. Marquette Ave.                               Supreme Court, 1998-2006;                       Compliance, Investment
Minneapolis, MN 55402                               Attorney                                        Review, Audit
Age 55

Arne H. Carlson          Board member since 1999    Chair, RiverSource Family of    None            Board Governance,
901 S. Marquette Ave.                               Funds, 1999-2006; former                        Compliance, Contracts,
Minneapolis, MN 55402                               Governor of Minnesota                           Executive, Investment
Age 75                                                                                              Review

Pamela G. Carlton        Board member since 2007    President,                      None            Distribution, Investment
901 S. Marquette Ave.                               Springboard-Partners in Cross                   Review, Audit
Minneapolis, MN 55402                               Cultural Leadership
Age 55                                              (consulting company)

Patricia M. Flynn        Board member since 2004    Trustee Professor of            None            Board Governance,
901 S. Marquette Ave.                               Economics and Management,                       Contracts, Investment
Minneapolis, MN 55402                               Bentley University; former                      Review
Age 59                                              Dean, McCallum Graduate
                                                    School of Business, Bentley
                                                    University

Anne P. Jones            Board member since 1985    Attorney and Consultant         None            Board Governance,
901 S. Marquette Ave.                                                                               Compliance, Executive,
Minneapolis, MN 55402                                                                               Investment Review, Audit
Age 74

Jeffrey Laikind, CFA     Board member since 2005    Former Managing Director,       American        Distribution, Executive,
901 S. Marquette Ave.                               Shikiar Asset Management        Progressive     Investment Review, Audit
Minneapolis, MN 55402                                                               Insurance
Age 74

                                POSITION HELD
                               WITH FUNDS AND            PRINCIPAL OCCUPATION             OTHER                COMMITTEE
  NAME, ADDRESS, AGE         LENGTH OF SERVICE          DURING PAST FIVE YEARS        DIRECTORSHIPS           MEMBERSHIPS
----------------------   ------------------------   -----------------------------   ----------------   -------------------------
Stephen R. Lewis, Jr.    Chair of the Board since   President Emeritus and          Valmont            Board Governance,
901 S. Marquette Ave.    2007, Board member         Professor of Economics,         Industries,        Compliance, Contracts,
Minneapolis, MN 55402    since 2002                 Carleton College                Inc.               Executive, Investment
Age 70                                                                              (manufactures      Review
                                                                                    irrigation
                                                                                    systems)

John F. Maher            Board member since 2008    Retired President and Chief     None               Distribution, Investment
901 S. Marquette Ave.                               Executive Officer and former                       Review, Audit
Minneapolis, MN 55402                               Director, Great Western
Age 66                                              Financial Corporation
                                                    (financial services),
                                                    1986-1997

Catherine James Paglia   Board member since 2004    Director, Enterprise Asset      None               Board Governance,
901 S. Marquette Ave.                               Management, Inc. (private                          Compliance, Contracts,
Minneapolis, MN 55402                               real estate and asset                              Executive, Investment
Age 57                                              management company)                                Review

Leroy C. Richie          Board member since 2008    Counsel, Lewis & Munday, P.C.   Digital Ally,      Contracts, Distribution,
901 S. Marquette Ave.                               since 1987; Vice President      Inc. (digital      Investment Review
Minneapolis, MN 55402                               and General Counsel,            imaging);
Age 68                                              Automotive Legal Affairs,       Infinity,
                                                    Chrysler Corporation,           Inc. (oil and
                                                    1990-1997                       gas
                                                                                    exploration
                                                                                    and
                                                                                    production);
                                                                                    OGE Energy
                                                                                    Corp. (energy
                                                                                    and energy
                                                                                    services)

Alison Taunton-Rigby     Board member since 2002    Chief Executive Officer and     Idera              Contracts, Distribution,
901 S. Marquette Ave.                               Director, RiboNovix, Inc.       Pharmaceuticals,   Executive, Investment
Minneapolis, MN 55402                               since 2003 (biotechnology);     Inc.               Review
Age 65                                              former President, Aquila        (biotechnology);
                                                    Biopharmaceuticals              Healthways,
                                                                                    Inc. (health
                                                                                    management
                                                                                      programs)

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                                 POSITION HELD
                                 WITH FUNDS AND                   PRINCIPAL OCCUPATION                    OTHER        COMMITTEE
     NAME, ADDRESS, AGE        LENGTH OF SERVICE                 DURING PAST FIVE YEARS               DIRECTORSHIPS   MEMBERSHIPS
---------------------------    -----------------   ------------------------------------------------   -------------   -----------
William F. Truscott            Board member        President - U.S. Asset Management and Chief        None            None
53600 Ameriprise Financial     since 2001, Vice    Investment Officer, Ameriprise Financial, Inc.
Center                         President since     since 2005; President, Chairman of the
Minneapolis, MN 55474          2002                Board and Chief Investment Officer, RiverSource
Age 49                                             Investments, LLC since 2001; Director, President
                                                   and Chief Executive Officer, Ameriprise
                                                   Certificate Company since 2006; Chairman
                                                   of the Board and Chief Executive Officer,
                                                   RiverSource Distributors, Inc.
                                                   since 2006 and of RiverSource Fund
                                                   Distributors, Inc. since 2008; Senior
                                                   Vice President - Chief Investment Officer,
                                                   Ameriprise Financial, Inc., 2001-2005

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                             TABLE 11. FUND OFFICERS

                                   POSITION HELD WITH FUNDS AND                           PRINCIPAL OCCUPATION
      NAME, ADDRESS, AGE                 LENGTH OF SERVICE                                DURING PAST FIVE YEARS
--------------------------------   -----------------------------   -----------------------------------------------------------------
Patrick T. Bannigan                President since 2006            Director and Senior Vice President - Asset Management, Products
172 Ameriprise Financial Center                                    and Marketing, RiverSource Investments, LLC and Director and Vice
Minneapolis, MN 55474                                              President - Asset Management, Products and Marketing, RiverSource
Age 44                                                             Distributors, Inc. since 2006 and of RiverSource Fund
                                                                   Distributors, Inc. since 2008; Managing Director and Global Head of Product, Morgan Stanley Investment Management, 2004-2006;
                                                                   President, Touchstone Investments, 2002-2004

Michelle M. Keeley                 Vice President since 2004       Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise Financial Center                                    Financial, Inc. and RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                                              President - Investments, Ameriprise Certificate Company since
Age 45                                                             2003; Senior Vice President - Fixed Income, Ameriprise Financial,
                                                                    Inc. 2002-2006 and RiverSource Investments, LLC, 2004-2006

Amy K. Johnson                     Vice President since 2006       Chief Administrative Officer, RiverSource Investments, LLC since
5228 Ameriprise Financial Center                                   2009; Vice President - Asset Management and Trust Company
Minneapolis, MN 55474                                              Services, RiverSource Investments, LLC, 2006 - 2009; Vice
Age 44                                                             President - Operations and Compliance, RiverSource Investments,
                                                                   LLC, 2004-2006; Director of Product Development - Mutual Funds,
                                                                   Ameriprise Financial, Inc., 2001-2004

Jeffrey P. Fox                     Treasurer since 2002            Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise Financial Center                                    Inc. since 2002; Chief Financial Officer, RiverSource
Minneapolis, MN 55474                                              Distributors,  Inc. since 2006 and of RiverSource Fund
Age 54                                                             Distributors, Inc. since  2008

Scott R. Plummer                   Vice President, General         Vice President and Chief Counsel - Asset Management, Ameriprise
5228 Ameriprise Financial Center   Counsel and Secretary since     Financial, Inc. since 2005; Chief Counsel, RiverSource
Minneapolis, MN 55474              2006                            Distributors, Inc. and Chief Legal Officer and Assistant
Age 50                                                             Secretary, RiverSource Investments, LLC since 2006; Chief
                                                                   Counsel, RiverSource Fund Distributors, Inc. since 2008; Vice
                                                                   President, General Counsel and Secretary, Ameriprise Certificate
                                                                   Company since 2005; Vice President - Asset Management Compliance,
                                                                   Ameriprise Financial, Inc., 2004-2005; Senior Vice President and
                                                                   Chief Compliance Officer, USBancorp Asset Management, 2002-2004

Eleanor T. M. Hoagland             Chief Compliance Officer        Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue                    since 2009                      Ameriprise Certificate Company and  RiverSource Service
New York, NY 10017                                                 Corporation  since 2009; Chief Compliance Officer for each of the
Age 58                                                             Seligman funds since 2004; Anti-Money Laundering Prevention
                                                                   Officer and Identity Theft Prevention Officer for each of the
                                                                   Seligman funds, 2008-2009; Managing Director, J. & W. Seligman &
                                                                   Co. Incorporated and Vice-President for each of the funds,
                                                                   2004-2008.

Neysa M. Alecu                     Anti-Money Laundering           Vice President - Compliance, Ameriprise Financial, Inc. since
2934 Ameriprise Financial Center   Prevention Officer since 2004   2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc.
Minneapolis, MN 55474              and Identity Theft Prevention   since 2005; Compliance Director, Ameriprise Financial, Inc.,
Age 45                             Officer since 2008              2004-2008

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not "interested persons" of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below. Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters..

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2009 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                  TABLE 12. BOARD MEMBER HOLDINGS -- ALL FUNDS

Based on net asset values as of Dec. 31, 2009:

                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF ALL
BOARD MEMBER                     FUNDS OVERSEEN BY BOARD MEMBER
----------------------   --------------------------------------------------
Kathleen Blatz                            Over $100,000
Arne H. Carlson                           Over $100,000
Pamela G. Carlton                         Over $100,000
Patricia M. Flynn                         Over $100,000*
Anne P. Jones                             Over $100,000
Jeffrey Laikind                           Over $100,000
Stephen R. Lewis, Jr.                     Over $100,000*
John F. Maher                             Over $100,000*
Catherine James Paglia                    Over $100,000*
Leroy C. Richie                           Over $100,000
Alison Taunton-Rigby                      Over $100,000
William F. Truscott                       Over $100,000

*     Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendant's motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG"). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements will be audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     -    Nature of and provisions of the obligation.

     - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                                              S-____-20 A (5/10)

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1) Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a) to Registrant's Registration Statement No. 333-146374 is incorporated by reference.

(a)(2) Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, filed electronically on or about April 21, 2008 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(3) Amendment No. 3 to the Agreement and Declaration of Trust effective Jan. 8, 2009 filed electronically on or about April 29, 2009 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(b) By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to Registrant's Registration Statement No. 333-146374 are incorporated by reference.

(c)       Stock Certificate: Not applicable.

(d)(1) Investment Management Services Agreement, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-146374.

(d)(2) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(3) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Donald Smith & Co., Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(4) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(5) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(27) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(6) Subadvisory Agreement, dated March 1, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about April 21, 2006 as Exhibit (d)(19) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(7) Amendment One to Subadvisory Agreement, dated April 24, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(3) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(8) Subadvisory Agreement, dated Nov. 13, 2008, between River Road Asset Management, LLC and RiverSource Investments, LLC filed electronically on or about Feb. 27, 2009 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(9) Subadvisory Agreement, dated Sept. 24, 2006, between WEDGE Capital Management L.L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(11) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(10) Subadvisory Agreement, dated Sept. 24, 2006, between Systematic Financial Management, L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(12) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(11) Subadvisory Agreement, dated July 16, 2007, between Denver Investment Advisors LLC and RiverSource Investments, LLC filed electronically on or about Dec. 14, 2007 as Exhibit (d)(13) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(12) Subadvisory Agreement by and between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(6) to AXP Strategy Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(13) Amendment, dated July 21, 2003, to Subadvisory Agreement between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit (d)(8) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(14) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and Turner Investment Partners, Inc., dated Oct. 1, 2005, filed electronically on or about May 24, 2006 as Exhibit (d)(9) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(15) Amendment Two, dated Nov. 11, 2005, to Subadvisory Agreement between RiverSource Investments, LLC and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit (d)(10) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(16) Amendment Three, dated April 10, 2008, to Subadvisory Agreement between RiverSource Investments, LLC and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 27, 2008 as Exhibit (d)(14) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(17) Subadvisory Agreement, dated June 11, 2008 between RiverSource Investments, LLC and Threadneedle International Limited, filed electronically on or about Oct. 29, 2008 as Exhibit (d)(2) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(18) Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between RiverSource Investments, LLC and Threadneedle International Limited filed electronically on or about Dec. 29. 2009 as Exhibit (d)(3) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(d)(19) Investment Management Services Agreement, between Registrant, on behalf of new series, and RiverSource Investments, LLC to be filed by Amendment.

(e)(1) Distribution Agreement between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009 is filed electronically herewith as Exhibit (e)(1) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-146374.

(e)(2) Distribution Agreement between Registrant, on behalf of new series, and RiverSource Fund Distributors, Inc. to be filed by Amendment.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g)(1) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(g)(2) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. for new series to be filed by Amendment.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (h)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(2) Transfer Agency and Servicing Agreement between Registrant and RiverSource Service Corporation, dated May 8, 2009, is filed electronically herewith as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-146374.

(h)(3) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about Sept. 25, 2009 as Exhibit (h)(11) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(4) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(5) Form of License Agreement, dated July 10, 2004, between Threadneedle Asset Management Holdings Limited and the Registrant filed electronically on or about Dec. 24, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(6) Form of License Agreement Amendment, dated May 15, 2008, between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about June 30, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(7) Form of License Agreement Amendment between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about July 8, 2009 as Exhibit (h)(10) to RiverSource International Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-92309 is incorporated by reference.

(h)(8) Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, a Massachusetts business trust, and between RiverSource Variable Portfolio - Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Series Trust, filed electronically on or about April 21, 2008 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(9) Administrative Services Agreement between Registrant, on behalf of new series, and Ameriprise Financial, Inc. to be filed by Amendment.

(h)(10) Transfer Agency and Servicing Agreement between Registrant, on behalf of new series, and RiverSource Service Corporation, to be filed by Amendment.

(i) Opinion and consent of counsel as to the legality of the securities being registered to be filed by Amendment.

(j) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP): N/A.

(k)       Omitted Financial Statements: Not Applicable.

(l)       Initial Capital Agreement: Not Applicable.

(m)(1) Plan and Agreement of Distribution between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009 is filed electronically herewith as Exhibit (m)(1) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-146374.

(m)(2) Plan and Agreement of Distribution between Registrant, on behalf of new series, and RiverSource Fund Distributors, Inc., to be filed by Amendment.

(n)       Rule 18f - 3(d) Plan to be filed by Amendment.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2009, filed electronically on or about Nov. 30, 2009 as Exhibit (p)(3) to RiverSource Tax-Exempt Income Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-63552 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Fundamental Value and RiverSource Partners Fundamental Value Funds' Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, revised June 1, 2006 filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Jan. 2007, filed electronically on or about April 24, 2007 as Exhibit (p)(5) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser River Road Asset Management, LLC, dated Jan 1, 2008, filed electronically on or about April 29, 2009 as Exhibit (p)(7) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(8) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Select Value Fund's Subadviser WEDGE Capital Management L.L.P. revised Sept. 9, 2008 filed electronically on or July 27, 2009 as Exhibit (p)(14) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 21 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(9) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Select Value Fund's Subadviser Systematic Financial Management L.P. effective July 1, 2007, filed electronically on or July 27, 2009 as Exhibit (p)(13) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 21 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(10) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Denver Investment Advisors LLC effective Feb. 15, 2007, filed electronically on or about April 21, 2008 as Exhibit (p)(10) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(11) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Turner Investment Partners, Inc. filed electronically on or about April 29, 2009 as Exhibit (p)(11) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(12) Code of Ethics, dated March 2006, adopted under Rule 17j-1, for Threadneedle Asia Pacific Fund, Threadneedle Emerging Markets Fund's, Threadneedle Global Equity Fund's, Threadneedle Global Equity Income Fund's, Threadneedle Global Extended Alpha Fund's, Threadneedle Variable Portfolio - Emerging Markets Fund and Threadneedle Variable Portfolio - International Opportunity Fund's Subadviser Threadneedle International Ltd., filed electronically on or about June 30, 2008, as Exhibit (p)(3) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, filed electronically on or about Feb. 27, 2009 as Exhibit (q) to Registrant's Post-Effective Amendment No. 4 Registration Statement No. 333-146374 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaims beneficial ownership of all shares of the Registrant.

Item 25. Indemnification

     The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
Neysa M. Alecu,                 Advisory Capital Partners       Dissolved           Anti-Money Laundering Officer
Anti-Money Laundering Officer   LLC                                                 (resigned 5/23/06)

                                Advisory Capital Strategies                         Anti-Money Laundering Officer
                                Group Inc.

                                Advisory Convertible            Dissolved           Anti-Money Laundering Officer
                                Arbitrage LLC                                       (resigned 5/23/06)

                                Advisory Select LLC             Dissolved           Anti-Money Laundering Officer
                                                                                    (resigned 5/1/07)

                                American Enterprise             70400 AXP           Anti-Money Laundering Officer
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Anti-Money Laundering Officer
                                Insurance Company                                   (resigned 12/30/06)

                                American Enterprise REO 1 LLC   Dissolved           Anti-Money Laundering Officer
                                                                                    (resigned 6/13/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Alabama Inc.                              (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Arizona Inc.                              (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Idaho Inc.                                (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Maryland Inc.                             (resigned 7/27/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Massachusetts Inc.                        (resigned 8/18/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Nevada Inc.                               (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of New Mexico Inc.                           (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Oklahoma Inc.                             (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Texas Inc.                                (resigned 7/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Wyoming Inc.                              (resigned 7/2/07)

                                American Partners Life          Dissolved           Anti-Money Laundering Officer
                                Insurance Company                                   (resigned 12/30/06)

                                Ameriprise Auto & Home          3500 Packerland     Anti-Money Laundering Officer
                                Insurance Agency, Inc.          Drive
                                                                De Pere, WI 54115

                                Ameriprise Certificate          70100 Ameriprise    Anti-Money Laundering Officer
                                Company                         Financial Center,   (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Anti-Money Laundering Officer
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Anti-Money Laundering Officer
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                Ameriprise Trust Company        200 Ameriprise      Anti-Money Laundering Officer
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Boston Equity General                               Anti-Money Laundering Officer
                                Partner LLC

                                IDS Capital Holdings Inc.                           Anti-Money Laundering Officer

                                IDS Management Corporation                          Anti-Money Laundering Officer

                                RiverSource Distributors,       50611 Ameriprise    Anti-Money Laundering Officer
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Life Insurance      829 Ameriprise      Anti-Money Laundering Officer
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Anti-Money Laundering Officer
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

Patrick Thomas Bannigan,        Ameriprise Trust Company        200 Ameriprise      Director, Senior Vice President
Director and Senior Vice                                        Financial Center,
President - Asset Management,                                   Minneapolis, MN
Products and Marketing                                          55474

                                RiverSource Distributors,       50611 Ameriprise    Vice President
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Director
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

Walter S. Berman,               Advisory Capital Partners       Dissolved           Treasurer  (resigned 5/23/06)
Treasurer                       LLC

                                Advisory Capital Strategies                         Treasurer
                                Group Inc.

                                Advisory Convertible            Dissolved           Treasurer   (resigned 5/23/06)
                                Arbitrage LLC

                                Advisory Select LLC             Dissolved           Treasurer   (resigned 5/1/07)

                                American Centurion Life         Dissolved           Vice President and Treasurer (resigned
                                Assurance Company                                   12/30/06)

                                American Enterprise             70400 AXP           Treasurer
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Vice President and Treasurer (resigned
                                Insurance Company                                   12/30/06)

                                American Enterprise REO 1       Dissolved           Treasurer (resigned 6/13/07)
                                LLC

                                American Express Financial      Dissolved           Vice President and Treasurer
                                Advisors, Japan Inc.                                 (resigned 2/4/08)

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Alabama, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Arizona, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Idaho, Inc.



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                American Express Insurance      Dissolved           Treasurer (resigned 7/27/07)
                                Agency of Maryland, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 8/18/07)
                                Agency of Massachusetts,
                                Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Nevada, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of New Mexico, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Oklahoma, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 7/2/07)
                                Agency of Wyoming, Inc.

                                American Express Property                           Treasurer
                                Casualty Insurance Agency of
                                Kentucky, Inc.

                                American Express Property                           Treasurer
                                Casualty Insurance Agency of
                                Maryland, Inc.

                                American Express Property                           Treasurer
                                Casualty Insurance Agency of
                                Pennsylvania, Inc.

                                American Partners Life          Dissolved           Vice President and Treasurer (resigned
                                Insurance Company                                   12/30/06)

                                Ameriprise Auto & Home          3500 Packerland     Treasurer
                                Insurance Agency Inc.           Drive
                                                                De Pere, WI 54115

                                Ameriprise Bank, FSB            9393 Ameriprise     Treasurer
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Captive Insurance                        Director and Treasurer
                                Company

                                Ameriprise Certificate          70100 Ameriprise    Treasurer and Investment Committee
                                Company                         Financial Center,   Member (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Executive Vice President, Chief
                                                                Financial Center,   Financial Officer and Treasurer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Director and Treasurer
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Treasurer
                                                                Drive
                                                                De Pere, WI 54115

                                AMEX Assurance Company          Dissolved           Treasurer (resigned 3/15/07)

                                Boston Equity General                               Treasurer
                                Partner LLC

                                IDS Cable Corporation           Dissolved           Treasurer (resigned 5/31/07)

                                IDS Cable II Corporation        Dissolved           Treasurer (resigned 6/18/07)

                                IDS Capital Holdings Inc.                           Treasurer

                                IDS Management Corporation                          Treasurer

                                IDS Partnership Services        Dissolved           Treasurer (resigned 6/18/07)
                                Corporation

                                IDS Property Casualty           3500 Packerland     Treasurer
                                Insurance Company               Drive
                                                                De Pere, WI 54115



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                IDS Realty Corporation          Dissolved           Treasurer (resigned 6/18/07)

                                IDS REO 1, LLC                                      Treasurer

                                IDS REO 2, LLC                                      Treasurer

                                Investors Syndicate                                 Vice President and Treasurer
                                Development Corporation

                                Kenwood Capital Management      333 S. 7th Street,  Treasurer (resigned 9/30/06)
                                LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource CDO Seed                                Treasurer
                                Investments, LLC

                                RiverSource Distributors,       50611 Ameriprise    Treasurer
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Distributors Ltd    Dissolved           Treasurer (resigned)

                                RiverSource Life Insurance      20 Madison          Vice President and Treasurer
                                Company of New York             Ave. Extension,
                                                                Albany, NY 12005

                                RiverSource Life Insurance      829 Ameriprise      Vice President and Treasurer
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Treasurer
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Tax Advantaged                          Treasurer
                                Investments, Inc.

                                Securities America Advisors     12325 Port Grace    Director
                                Inc.                            Blvd., Lavista,
                                                                NE  68128-8204

                                Securities America Financial    7100 W. Center      Director
                                Corporation                     Rd., Ste. 500,
                                                                Omaha, NE
                                                                68106-2716

                                Securities America, Inc.        12325 Port Grace    Director
                                                                Blvd., Lavista,
                                                                NE  68128

                                Threadneedle Asset              60 St. Mary Axe,    Director
                                Management Holdings Ltd.        London EC3A 8JQ

Richard N. Bush,                Advisory Capital Partners       Dissolved           Senior Vice President - Corporate Tax
Senior Vice President,          LLC                                                 (resigned 5/23/06)
Corporate Tax
                                Advisory Capital Strategies                         Senior Vice President - Corporate Tax
                                Group Inc.

                                Advisory Convertible            Dissolved           Senior Vice President - Corporate Tax
                                Arbitrage LLC                                       (resigned 5/23/06)

                                American Centurion Life         Dissolved           Senior Vice President - Corporate Tax
                                Assurance Company                                   (resigned 12/30/06)

                                American Enterprise             70400 AXP           Senior Vice President - Corporate Tax
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Senior Vice President - Corporate Tax
                                Insurance Company                                   (resigned 12/30/06)

                                American Enterprise REO 1       Dissolved           Senior Vice President - Corporate Tax
                                LLC                                                 (resigned 6/13/07)

                                American Express Financial      Dissolved           Senior Vice President - Corporate Tax
                                Advisors Japan, Inc.                                (resigned 2/4/08)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Alabama, Inc.                             (resigned 6/29/07)



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Arizona, Inc.                             (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Idaho, Inc.                               (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Maryland, Inc.                            (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Massachusetts,                            (resigned 6/29/07)
                                Inc.

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Nevada, Inc.                              (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of New Mexico, Inc.                          (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Oklahoma, Inc.                            (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Wyoming, Inc.                             (resigned 7/2/07)

                                American Express Property                           Senior Vice President - Corporate Tax
                                Casualty Insurance Agency of
                                Kentucky, Inc.

                                American Express Property                           Senior Vice President - Corporate Tax
                                Casualty Insurance Agency of
                                Maryland, Inc.

                                American Express Property                           Senior Vice President - Corporate Tax
                                Casualty Insurance Agency of
                                Pennsylvania, Inc.

                                American Partners Life          Dissolved           Senior Vice President - Corporate Tax
                                Insurance Company                                   (resigned 12/30/06)

                                Ameriprise Bank, FSB            9393 Ameriprise     Senior Vice President - Corporate Tax
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Senior Vice President - Corporate Tax
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Senior Vice President - Corporate Tax
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Senior Vice President - Corporate Tax
                                                                Drive
                                                                De Pere, WI 54115

                                AMEX Assurance Company          Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 9/30/07)

                                Boston Equity General                               Senior Vice President - Corporate Tax
                                Partner LLC

                                IDS Cable Corporation           Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 5/31/07)

                                IDS Cable II Corporation        Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 6/18/07)

                                IDS Capital Holdings Inc.                           Senior Vice President - Corporate Tax

                                IDS Futures Corporation         570 Ameriprise      Senior Vice President - Corporate Tax
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                IDS Management Corporation                          Senior Vice President - Corporate Tax

                                IDS Property Casualty           3500 Packerland     Senior Vice President - Corporate Tax
                                Insurance Company               Drive
                                                                De Pere, WI 54115



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                IDS Realty Corporation          Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 6/18/07)

                                IDS REO 1, LLC                                      Senior Vice President - Corporate Tax

                                IDS REO 2, LLC                                      Senior Vice President - Corporate Tax

                                RiverSource Life Insurance      20 Madison          Senior Vice President - Corporate Tax
                                Company of New York             Ave. Extension,     and  Authorized Officer - Derivatives
                                                                Albany, NY 12005    Use Plan

                                RiverSource Life Insurance      829 Ameriprise      Senior Vice President - Corporate Tax
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Senior Vice President - Corporate Tax
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Tax Advantaged                          Senior Vice President - Corporate Tax
                                Investments, Inc.

Peter Arthur Gallus,            Advisory Capital Partners LLC   Dissolved           President, Chief Operating Officer and
Senior Vice President, Chief                                                        Chief Compliance Officer(resigned
Operating Officer and                                                               5/23/06)
Assistant Treasurer
                                Advisory Capital Strategies                         Director, President, Chief Operating
                                Group Inc.                                          Officer and Chief Compliance Officer

                                Advisory Convertible            Dissolved           President, Chief Operating Officer and
                                Arbitrage LLC                                       Chief Compliance Officer (resigned
                                                                                    5/23/06)

                                Advisory Select LLC             Dissolved           President and Chief Operating
                                                                                    Officer(resigned 5/1/07)

                                Ameriprise Financial, Inc.      200 Ameriprise      Vice President - Investment
                                                                Financial Center,   Administration
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Vice President - CAO-AEFA Investment
                                Services, Inc.                  Financial Center,   Management
                                                                Minneapolis, MN
                                                                55474

                                Boston Equity General                               President, Chief Operating Officer and
                                Partner LLC                                         Chief Compliance Officer

                                IDS Capital Holdings Inc.                           Vice President and Controller

                                Kenwood Capital Management      333 S. 7th Street,  Board Member
                                LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

Christopher Paul Keating,       Ameriprise Trust Company        200 Ameriprise      Director, Head of Institutional Sales,
Head of Institutional Sales,                                    Financial Center,   Client Service and Consultant
Client Service and Consultant                                   Minneapolis, MN     Relationships
Relationships                                                   55474

                                Kenwood Capital Management      333 S. 7th Street,  Board Member
                                LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

Michelle Marie Keeley,          Ameriprise Bank, FSB            9393 Ameriprise     Director
Executive Vice President -                                      Financial Center,
Equity and Fixed Income                                         Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Executive Vice President - Equity and
                                                                Financial Center,   Fixed Income
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                Ameriprise Financial            5221 Ameriprise     Executive Vice President - Equity and
                                Services, Inc.                  Financial Center,   Fixed Income
                                                                Minneapolis, MN
                                                                55474

                                IDS Property Casualty           3500 Packerland     Vice President - Investments
                                Insurance Company               Drive
                                                                De Pere, WI 54115

                                Kenwood Capital Management      333 S. 7th          Board Member
                                LLC                             Street, Suite
                                                                2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource CDO Seed                                Chairperson and President
                                Investments, LLC

                                RiverSource Life Insurance      829 Ameriprise      Vice President - Investments
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Life Insurance      20 Madison          Vice President - Investments
                                Company of New York             Ave. Extension,
                                                                Albany, NY 12005

                                American Centurion Life         Dissolved           Vice President - Investments (resigned
                                Assurance Company                                   12/30/06)

                                American Enterprise Life        Dissolved           Vice President - Investments (resigned
                                Insurance Company                                   12/30/06)

                                American Partners Life          Dissolved           Vice President - Investments,
                                Insurance Company                                   Investment Committee Member (resigned
                                                                                    12/30/06)

                                Ameriprise Certificate          70100 Ameriprise    Vice President - Investments,
                                Company                         Financial Center,   Investment Committee Member (resigned
                                                                Minneapolis, MN     8/24/07)
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Vice President - Investments (resigned
                                                                Drive               9/18/06)
                                                                De Pere, WI 54115

                                AMEX Assurance Company                              Vice President - Investments (resigned
                                                                                    9/30/2007)

Jennifer Davis Lammers,         Kenwood Capital Management      333 S. 7th Street,  Chief Compliance Officer
Chief Compliance Officer        LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource Service             734 Ameriprise      Chief Compliance Officer
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

Brian Joseph McGrane,           Advisory Capital Partners LLC   Dissolved           Vice President and Chief Financial
Director, Vice President and                                                        Officer  (resigned 5/23/06)
Chief Financial Officer
                                Advisory Capital Strategies                         Vice President and Chief Financial
                                Group Inc.                                          Officer

                                Advisory Convertible            Dissolved           Vice President and Chief Financial
                                Arbitrage LLC                                       Officer(resigned 5/23/06)

                                Advisory Select LLC             Dissolved           Vice President and Chief Financial
                                                                                    Officer(resigned 5/1/07)

                                Ameriprise Financial, Inc.      200 Ameriprise      Senior Vice President and Lead
                                                                Financial Center,   Financial Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Vice President and Lead Financial
                                Services, Inc.                  Financial Center,   Officer - Finance
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                Ameriprise Trust Company        200 Ameriprise      Director
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Boston Equity General                               Vice President and Chief Financial
                                Partner LLC                                         Officer

                                RiverSource CDO Seed                                Board Member
                                Investments, LLC

                                RiverSource Life Insurance      829 Ameriprise      Director, Executive Vice President and
                                Company                         Financial Center,   Chief Financial Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Certificate          70100 Ameriprise    Vice President and Chief Financial
                                Company                         Financial Center,   Officer (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Director, Executive Vice President and
                                Insurance Company                                   Chief Financial Officer (resigned
                                                                                    12/30/06)

                                American Partners Life          Dissolved           Director (resigned 12/30/06)
                                Insurance Company

Thomas R. Moore,                Advisory Capital Strategies                         Secretary
Secretary                       Group Inc.

                                American Centurion Life         Dissolved           Secretary (resigned 12/30/06)
                                Assurance Company

                                American Enterprise             70400 AXP           Secretary
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Secretary (resigned 12/30/06)
                                Insurance Company

                                American Enterprise REO 1       Dissolved           Secretary (resigned 6/13/07)
                                LLC

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Alabama, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Arizona, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Idaho, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 7/27/07)
                                Agency of Maryland, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 8/18/07)
                                Agency of Massachusetts,
                                Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Nevada, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of New Mexico, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Oklahoma, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 7/2/07)
                                Agency of Wyoming, Inc.

                                American Express Property                           Secretary
                                Casualty Insurance Agency of
                                Kentucky, Inc.

                                American Express Property                           Secretary
                                Casualty Insurance Agency of
                                Maryland, Inc.



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                American Express Property                           Secretary
                                Casualty Insurance Agency of
                                Pennsylvania, Inc.

                                American Partners Life          Dissolved           Secretary (resigned 12/30/06)
                                Insurance Company

                                Ameriprise Bank, FSB            9393 Ameriprise     Secretary
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Captive Insurance                        Assistant Secretary
                                Company

                                Ameriprise Financial, Inc.      200 Ameriprise      Vice President, Chief Governance
                                                                Financial Center,   Officer and Corporate Secretary
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Secretary
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Secretary
                                                                Drive
                                                                De Pere, WI 54115

                                Ameriprise Trust Company        200 Ameriprise      Secretary
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                AMEX Assurance Company          Dissolved           Secretary (resigned 9/30/07)

                                IDS Cable Corporation           Dissolved           Secretary (resigned 5/31/07)

                                IDS Cable II Corporation        Dissolved           Secretary (resigned 6/18/07)

                                IDS Capital Holdings Inc.                           Secretary

                                IDS Futures Corporation         570 Ameriprise      Secretary
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                IDS Management Corporation                          Secretary

                                IDS Property Casualty           3500 Packerland     Secretary
                                Insurance Company               Drive
                                                                De Pere, WI 54115

                                IDS Realty Corporation          Dissolved           Secretary (resigned 6/18/07)

                                IDS REO 1, LLC                                      Secretary

                                IDS REO 2, LLC                                      Secretary

                                Investors Syndicate                                 Secretary
                                Development Corporation

                                RiverSource CDO Seed                                Secretary
                                Investments, LLC

                                RiverSource Distributors,       50611 Ameriprise    Secretary
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Life Insurance      20 Madison          Secretary
                                Company of New York             Ave. Extension,
                                                                Albany, NY 12005

                                RiverSource Life Insurance      829 Ameriprise      Secretary
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Secretary
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                RiverSource Tax Advantaged                          Secretary
                                Investments, Inc.

                                Securities America Financial    7100 W. Center      Secretary (resigned 11/19/07)
                                Corporation                     Rd., Ste. 500,
                                                                Omaha, NE
                                                                68106-2716

Scott Roane Plummer,            Ameriprise Financial, Inc.      200 Ameriprise      Vice President - Asset Management
Chief Legal Officer and                                         Financial Center,   Compliance
Assistant Secretary                                             Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Vice President and Chief Counsel -
                                Services, Inc.                  Financial Center,   Asset Management
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Distributors,       50611 Ameriprise    Chief Counsel
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Vice President, Chief Legal Officer
                                Corporation                     Financial Center,   and Assistant Secretary
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Certificate          70100 Ameriprise    Vice President, General Counsel and
                                Company                         Financial Center,   Secretary (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

William Frederick 'Ted'         Advisory Capital Strategies                         Director
Truscott                        Group Inc.
Chairman, Chief Investment
Officer and President           Ameriprise Certificate          70100 Ameriprise    Director, President and Chief
                                Company                         Financial Center,   Executive Officer (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      President - U.S. Asset Management,
                                                                Financial Center,   Annuities and Chief Investment Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Senior Vice President and Chief
                                Services, Inc.                  Financial Center,   Investment Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Trust Company        200 Ameriprise      Director
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                IDS Capital Holdings Inc.                           Director and President

                                Kenwood Capital Management      333 S. 7th          Board Member
                                LLC                             Street, Suite
                                                                2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource Distributors,       50611 Ameriprise    Chairman and Chief Executive Officer
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Threadneedle Asset              60 St. Mary Axe,    Director
                                Management Holdings Ltd.        London EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter (RiverSource Distributors, Inc.)



(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and
Principal Business
Address*                    Positions and Offices with Underwriter   Positions and Offices with Fund
-------------------------   --------------------------------------   -----------------------------------
Neysa M. Alecu              Anti-Money Laundering Officer            None

Gumer C. Alvero             Director and Vice President              None

Patrick Thomas Bannigan     Vice President                           President

Timothy V. Bechtold         Director and Vice President              None

Walter S. Berman            Treasurer                                None

Paul J. Dolan               Chief Operating Officer and Chief        None
                            Administrative Officer

Jeffrey P. Fox              Chief Financial Officer                  Treasurer

Jeffrey Lee McGregor, Sr.   President                                None

Thomas R. Moore             Secretary                                None

Scott Roane Plummer         Chief Counsel                            Vice President, General Counsel and
                                                                     Secretary

Julie A. Ruether            Chief Compliance Officer                 None

William Frederick 'Ted'     Chairman and Chief Executive Officer     Board Member and Vice President
Truscott

* Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)  Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable



Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE SERIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 29th day of January, 2010.

RIVERSOURCE VARIABLE SERIES TRUST

By /s/ Patrick T. Bannigan
   --------------------------------------
   Patrick T. Bannigan
   President

By /s/ Jeffrey P. Fox
   --------------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of January, 2010.

Signature                                   Capacity             Signature                                   Capacity
/s/ Stephen R. Lewis, Jr.*                  Chair of the Board   /s/ Jeffrey Laikind*                        Trustee
-----------------------------------------                        -----------------------------------------
    Stephen R. Lewis, Jr.                                            Jeffrey Laikind

/s/ Kathleen A. Blatz*                      Trustee              /s/ John F. Maher*                          Trustee
-----------------------------------------                        -----------------------------------------
    Kathleen A. Blatz                                                John F. Maher

/s/ Arne H. Carlson*                        Trustee              /s/ Catherine James Paglia*                 Trustee
-----------------------------------------                        -----------------------------------------
    Arne H. Carlson                                                  Catherine James Paglia

/s/ Pamela G. Carlton*                      Trustee              /s/ Leroy C. Richie*                        Trustee
-----------------------------------------                        -----------------------------------------
    Pamela G. Carlton                                                Leroy C. Richie

/s/ Patricia M. Flynn*                      Trustee              /s/ Alison Taunton-Rigby*                   Trustee
-----------------------------------------                        -----------------------------------------
    Patricia M. Flynn                                                Alison Taunton-Rigby

/s/ Anne P. Jones*                          Trustee              /s/ William F. Truscott*                    Trustee
-----------------------------------------                        -----------------------------------------
    Anne P. Jones                                                    William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about Feb. 27, 2009 as Exhibit (q) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-146374, by:

/s/ Scott R. Plummer
-----------------------------------------
    Scott R. Plummer

    Contents of this Post-Effective Amendment No. 6 to Registration Statement
                                 No. 333-146374

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectus for:

         Variable Portfolio - Aggressive Portfolio
         Variable Portfolio - Moderately Aggressive Portfolio
         Variable Portfolio - Moderate Portfolio
         Variable Portfolio - Moderately Conservative Portfolio
         Variable Portfolio - Conservative Portfolio

The prospectus for:

         RiverSource Variable Portfolio - Limited Duration Bond Fund RiverSource Variable Portfolio - Strategic Income Fund
         Variable Portfolio - AIM International Growth Fund
         Variable Portfolio - AllianceBernstein International Value Fund Variable Portfolio - American Century Diversified Bond Fund Variable Portfolio - American Century Growth Fund
         Variable Portfolio - Eaton Vance Floating-Rate Income Fund
         Variable Portfolio - Fidelity Investments International Equity Fund Variable Portfolio - Growth Fund
         Variable Portfolio - International Fund
         Variable Portfolio - J.P. Morgan Core Bond Fund
         Variable Portfolio - Jennison Mid Cap Growth Fund
         Variable Portfolio - MFS Value Fund
         Variable Portfolio - Mondrian International Small Cap Fund
         Variable Portfolio - Morgan Stanley Global Real Estate Fund Variable Portfolio - NFJ Dividend Value Fund
         Variable Portfolio - Partners Small Cap Growth Fund
         Variable Portfolio - PIMCO Mortgage-Backed Securities Fund
         Variable Portfolio - U.S. Equity Fund
         Variable Portfolio - UBS Large Cap Growth Fund
         Variable Portfolio - Wells Fargo Short Duration Government Fund

Part B.
Statement of Additional Information for:

         Variable Portfolio - Aggressive Portfolio
         Variable Portfolio - Moderately Aggressive Portfolio
         Variable Portfolio - Moderate Portfolio
         Variable Portfolio - Moderately Conservative Portfolio
         Variable Portfolio - Conservative Portfolio

Statement of Additional Information for:

         RiverSource Variable Portfolio - Limited Duration Bond Fund RiverSource Variable Portfolio - Strategic Income Fund
         Variable Portfolio - AIM International Growth Fund
         Variable Portfolio - AllianceBernstein International Value Fund Variable Portfolio - American Century Diversified Bond Fund Variable Portfolio - American Century Growth Fund
         Variable Portfolio - Eaton Vance Floating-Rate Income Fund

         Variable Portfolio - Fidelity Investments International Equity Fund Variable Portfolio - Growth Fund
         Variable Portfolio - International Fund
         Variable Portfolio - J.P. Morgan Core Bond Fund
         Variable Portfolio - Jennison Mid Cap Growth Fund
         Variable Portfolio - MFS Value Fund
         Variable Portfolio - Mondrian International Small Cap Fund
         Variable Portfolio - Morgan Stanley Global Real Estate Fund Variable Portfolio - NFJ Dividend Value Fund
         Variable Portfolio - Partners Small Cap Growth Fund
         Variable Portfolio - PIMCO Mortgage-Backed Securities Fund
         Variable Portfolio - U.S. Equity Fund
         Variable Portfolio - UBS Large Cap Growth Fund
         Variable Portfolio - Wells Fargo Short Duration Government Fund

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(d)(1) Investment Management Services Agreement, between Registrant and RiverSource Investments, LLC.

(e)(1) Distribution Agreement between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009.

(h)(2) Transfer Agency and Servicing Agreement between Registrant and RiverSource Service Corporation, dated May 8, 2009.

(m)(1) Plan and Agreement of Distribution between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009.